                                                          Semiannual Report
                                                          as of January 31, 1999



                                   Evergreen
                                        Growth and Income Funds






               [EVERGREEN LOGO  Evergreen Funds(SM)
                APPEARS HERE]        SINCE 1932

                  Table of Contents


Letter to Shareholders..............................   1
For Your Information................................   2
Evergreen Blue Chip Fund
 Fund at a Glance...................................   3
 Portfolio Manager Interview........................   4
Evergreen Equity Income Fund
(formerly Evergreen Fund for Total Return)
 Fund at a Glance...................................   7
 Portfolio Manager Interview........................   8
Evergreen Growth and Income Fund
 Fund at a Glance...................................  11
 Portfolio Manager Interview........................  12
Evergreen Income and Growth Fund
 Fund at a Glance...................................  15
 Portfolio Manager Interview........................  16
Evergreen Small Cap Value Fund
(formerly Evergreen Small Cap Equity Income Fund)
 Fund at a Glance...................................  19
 Portfolio Manager Interview........................  20
Evergreen Utility Fund
 Fund at a Glance...................................  23
 Portfolio Manager Interview........................  24
Evergreen Value Fund
 Fund at a Glance...................................  26
 Portfolio Manager Interview........................  27
Financial Highlights
 Evergreen Blue Chip Fund...........................  30
 Evergreen Equity Income Fund.......................  32
 Evergreen Growth and Income Fund...................  34
 Evergreen Income and Growth Fund...................  36
 Evergreen Small Cap Value Fund.....................  38
 Evergreen Utility Fund.............................  40
Evergreen Value Fund                                  42
Schedule of Investments
 Evergreen Blue Chip Fund...........................  44
 Evergreen Equity Income Fund.......................  46
 Evergreen Growth and Income Fund...................  48
 Evergreen Income and Growth Fund...................  53
 Evergreen Small Cap Value Fund.....................  56
 Evergreen Utility Fund.............................  59
 Evergreen Value Fund...............................  61
Statements of Assets and Liabilities................  63
Statements of Operations............................  64
Statements of Changes in Net Assets.................  65
Combined Notes to Financial Statements..............  68

                                Evergreen Funds
Evergreen Funds is one of the nation's fastest growing investment companies with over $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

    This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

              ----------------------------------------------------------------
Mutual Funds:  ARE NOT FDIC INSURED  May lose value . Are not bank guaranteed
              ----------------------------------------------------------------

                          Evergreen Distributor, Inc.

    Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                  March 1999

Dear Shareholders:

[PHOTO OF WILLIAM M. ENNIS
     MANAGING DIRECTOR
       APPEARS HERE]

We are pleased to provide you the Evergreen Growth and Income Funds semiannual report covering the six months ended January 31, 1999.

As we move ahead into 1999, we feel very positive about the overall economy. For nearly the past seven years, it has sustained a low inflation level along with low unemployment and solid economic growth. While we acknowledge the increased volatility we saw emerge in mid-1998 will certainly be present in 1999, we are still optimistic about the economy. We strongly recommend the value of having a financial representative who can help you manage your investments and ensure they match your long-term goals.

Evergreen Web site Enhancements

We've expanded and redesigned our Web site to provide you with quick and easy access to the information that matters most to you. Come visit us at www.evergreen-funds.com and experience for yourself the many enhancements and user-friendly features we've added. You can learn more about Evergreen's history and investment philosophy, access expanded fund profiles and performance data-- including daily net asset values (NAVs)--or visit the Investor Education section to gain new insights and knowledge to help you make more informed investment decisions.

Introduction of the Euro

On January 1, 1999, eleven European countries adopted the euro as their currency. Currently, the wholesale markets and government and financial sectors have converted to the euro, and new securities will be issued in euro denomination only. Full conversion to the new currency will not be completed until 2002.

At this point it is still unclear how the euro conversion will affect foreign exchange rates, interest rates and the value of European securities, but we believe the potential benefits to globally oriented investors are significant. They include changes in currency risk, increased competition, and a central bank. Foreign exchange risk may decrease for the countries participating in the European Union; however, currency risk associated with rises and declines of the value of the euro versus the dollar will still exist. Most noticeable for investors will be the ability to compare the value of companies across the European Union member countries without having to factor in the effect of fluctuating currencies. Increased competition resulting from deregulation and economic unification may produce a wave of merger and acquisition activity, which could present attractive investment opportunities for those able to identify the companies most inclined to benefit from restructuring. Finally, the European Central Bank, comparable to the U.S. Federal Reserve, will provide European Union countries with a unified monetary policy for the first time.

As always, if you have any questions about the funds in this report or any other Evergreen Funds, please contact your financial representative or call us at 800.343.2898, and we will be happy to assist you.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds

                             For Your Information
                             --------------------

New Evergreen Funds
Evergreen introduces three new funds:

Evergreen Tax Strategic Equity Fund: seeks to maximize the after-tax total return on its portfolio of investments by using a combination of stock selection strategies and trading techniques.

Evergreen Select Equity Index Fund: seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

Evergreen Masters Fund: blends growth and value, large- and mid-cap stocks into one convenient portfolio. Diversification is taken one step further by employing four management teams, Evergreen, MFS, Oppenheimer and Putnam.

Talk to your financial representative or call us at 800.343.2898 for a prospectus and more information.

Fund Name Changes--Effective April 6, 1999

Evergreen Fund for Total Return is changing its name to Evergreen Equity Income Fund to better reflect its investment objective. The Fund's primary objective will change from "to seek total return from a combination of capital growth and income" to "to seek primarily current income and secondarily capital growth." The Fund's investment policy will change to ensure that at least 65% of assets are in dividend-paying equity securities. Formerly, the prospectus required 65% of assets be invested in equity securities. This will help ensure the Fund will meet its primary investment objective of income.

Evergreen Small Cap Equity Income Fund is changing its name to Evergreen Small Cap Value Fund which means that the Fund will de-emphasize income-producing securities and broaden its investment universe to enable it to focus on capital growth.

Good News!

Effective for the 1998 Tax Year, long-term capital gains taxes are reduced to 20%.

Year 2000/1/

We have been addressing the Year 2000 issue since February 1996, and have adopted an industry best practices methodology for the project. Our team is on schedule to complete the following milestones: Inventory and Assessment, Remediation, Testing and Contingency. Although Evergreen Funds is striving to identify and correct every issue under our control related to the Year 2000, it would be impossible to guarantee a problem-free transition into the next millennium. Our goal, however, is that our shareholders experience virtually no impact on the products and services we deliver.

Visit us at
www.evergreen-funds.com

You may have noticed our recent reconstruction on our web site. We have redesigned the site to make it easier to use, as well as added more fund information. We invite you to check it out and we welcome any feedback.


/1/ The information above constitutes Year 2000 readiness disclosure.

                               E V E R G R E E N
                                Blue Chip Fund

                    Fund at a Glance as of January 31, 1999


                                  Portfolio
                                  Management
                           -------------------------

                   [PHOTO OF JUDITH A. WARNERS APPEARS HERE]

                               Judith A. Warners
                             Tenure: January 1995


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                 Morningstar's Style Box is based on a portfolio date as of
                 1/31/99.
[MORNINGSTAR'S
 STYLE BOX       The Equity Style Box placement is based on a fund's price-to-
APPEARS HERE]    earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                 /1/Source: 1998 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Historical performance for Classes A and C prior to inception reflects that of Class B, the original class offered, the inception date of which is 9/11/35, and has been adjusted for appropriate 12b-1 fees for each class.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P 500 Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 9/11/35                 Class A    Class B    Class C
Class Inception Date                              1/20/98    9/11/35    1/22/98
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge                         7.22%      7.01%     11.09%
 ................................................................................
6 months w/o sales charge                         12.58%     12.01%     12.09%
 ................................................................................
1 year with sales charge                          17.97%     17.74%     21.99%
 ................................................................................
1 year w/o sales charge                           23.84%     22.74%     22.99%
 ................................................................................
3 years                                           22.08%     22.76%     23.22%
 ................................................................................
5 years                                           20.42%     18.31%     18.39%
 ................................................................................
10 years                                          14.61%     14.33%     14.23%
 ................................................................................
Since Inception                                    9.29%      9.17%      9.14%
 ................................................................................
Maximum Sales Charge                               4.75%      5.00%      1.00%
                                                 Front End    CDSC       CDSC
 ................................................................................
30-day SEC Yield                                   0.10%     -0.62%     -0.62%
 ................................................................................
6-month income distributions per share            $0.03         --         --
 ................................................................................
6-month capital gain distributions per share      $2.38      $2.38      $2.38
 ................................................................................

* Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


  Date       Evergreen Blue Chip        S&P 500     Consumer Price Index - US
  ----       -------------------        -------     -------------------------
 1/31/89          $ 10,000             $ 10,000           $ 10,000
12/31/90          $ 11,465             $ 11,889           $ 11,049
12/31/92          $ 14,779             $ 16,693           $ 11,714
12/31/94          $ 15,271             $ 18,618           $ 12,362
12/31/96          $ 24,388             $ 31,496           $ 13,097
 1/31/99          $ 39,229             $ 56,220           $ 13,526

Comparison of change in value of a $10,000 investment in Evergreen Blue Chip Fund Class B, the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

                               E V E R G R E E N
                                Blue Chip Fund

                          Portfolio Manager Interview

How did the Fund perform during the six-month period?

The Fund did well against mutual funds with similar objectives, while trailing the overall market, as reflected by the Standard & Poor's 500 Index. For the six months ended January 31, 1999, the Fund's Class A shares had a total return of 12.58%, while Class B shares had a return of 12.01% and Class C shares returned 12.09%. These returns are unadjusted for any applicable sales charges. During the same period, the average growth and income fund had a return of 7.88%, according to Lipper Inc., an independent monitor of mutual fund performance, while the S&P 500 had a return of 15.02%.

                                  Portfolio
                                Characteristics
                                ---------------
                                (as of 1/31/99)

Total Net Assets                                                  $481,408,984
 ................................................................................
Number of Holdings                                                         101
 ................................................................................
P/E Ratio*                                                               32.9x
 ................................................................................
Beta*                                                                     1.04
 ................................................................................
*as of 12/31/98


What was the investment environment like during the six months?

It began with a great deal of turmoil following the Russian government's default of part of its external debt in early August, an event that reverberated throughout the world's financial markets, causing a liquidity crisis. This volatility pulled down every emerging market as well as the U.S. stock market. To illustrate, the Standard & Poor's 500 Index, an index of large company stocks in the United States, fell by 14.4% from August 1 through October 8, 1998. It was then that the U.S. Federal Reserve started lowering short-term interest rates to restore liquidity to the markets. The Federal Reserve cut rates three successive times in October and November, encouraging confidence among investors. From October 8 through the end of the fiscal period on January 31, 1999, the S&P 500 rose by 33.4%. In the August through October 8 decline, the biggest losers were the financial stocks, while in the October 8 through January 31 rally, the biggest gainers were technology stocks. Throughout the period, energy stocks suffered, as global deflation undermined the prices of commodities, including oil.

                               Top 5 Industries
                         -----------------------------
                         (based on 1/31/99 net assets)

Information Services & Technology                                        17.6%
 ................................................................................
Healthcare Products & Services                                           15.3%
 ................................................................................
Retailing & Wholesale                                                     8.5%
 ................................................................................
Printing, Publishing, Broadcasting & Entertainment                        6.6%
 ................................................................................
Banks                                                                     6.2%
 ................................................................................

                               E V E R G R E E N
                                Blue Chip Fund

                          Portfolio Manager Interview


Within this changing environment, what strategies did you pursue?

Early in the period, we continued lightening our holdings in the finance sector, a strategy we began in July when Federal Reserve Board Chairman Alan Greenspan started sending out conflicting signals about the direction of interest rates. We believed financial service stocks might have peaked. This helped the Fund's performance, because we had reduced our exposure before the market started sliding. Within finance, we continued to focus on money center banks, super-regional banks and insurance companies. Two core holdings throughout the period were Associates First Capital, a consumer lending company, and American International Group, an insurance company. Both were strong performers. The Fund's emphasis on finance stocks declined during the period from about 19.5% of net assets on August 1 to about 11% on January 31.

We also lightened our emphasis on healthcare companies somewhat during the fall. We saw some disappointments in the sales of new drugs and we felt the stock prices of some pharmaceutical prices may have become excessive. This industry, however, remains an area of emphasis, at 15.3% of net assets on January 31, because of its long-term outlook. This is a good example of our strategy of alternately increasing and decreasing our commitment to an area, depending on whether we see relative value in the stocks.

We added to our technology holdings, which rose from 12.8% of net assets at the start of the period to about 22% on January 31. We emphasized the large, high-quality names like IBM, Microsoft, Intel, Compaq Computer, Gateway 2000, Hewlett Packard, Motorola, Cisco Systems and EMC. We also added several technology companies, including America Online and Sun Microsystems.

We also added to our consumer staples holdings with companies, such as Gillette and Proctor & Gamble, trading at what we believe to be attractive values after the stock prices fell following the announcement of earnings disappointments. This industry rose from 11.7% of the Fund's net assets to about 15% at the end of the period.

We also added several retailers and automobile companies during the six months. Two retailers that were very good performers were Safeway and CVS.

The most noteworthy area of de-emphasis was in energy, where our weighting was cut in half, from about 8% to about 4% of net assets.

We started the six-month period with a relatively high cash position of about 13.3%, which helped protect the Fund during the market slide early in the period. As we found buying opportunities, we put the money to work. At the end of the period, the Fund's cash position had declined to about 5% of net assets.

In all areas, we continued to emphasize large, high-quality, multi-national companies. In fact, we had a greater emphasis on the very big companies at the end of the period than we did at the beginning of the period.

                               E V E R G R E E N
                                Blue Chip Fund

                          Portfolio Manager Interview

                            Top 10 Equity Holdings
                         -----------------------------
                         (based on 1/31/99 net assets)

Microsoft Corp.                                                           4.2%
 ................................................................................
General Electric Co.                                                      3.6%
 ................................................................................
Merck & Co., Inc.                                                         2.2%
 ................................................................................
International Business Machines Corp.                                     2.0%
 ................................................................................
Intel Corp.                                                               1.9%
 ................................................................................
American Home Products Corp.                                              1.8%
 ................................................................................
Wal-Mart Stores, Inc.                                                     1.8%
 ................................................................................
Time Warner, Inc.                                                         1.7%
 ................................................................................
Tyco International Ltd.                                                   1.6%
 ................................................................................
Medtronic, Inc.                                                           1.6%
 ................................................................................



What areas were the biggest contributors to performance?

The technology stocks were very strong factors in the performance. The best performers during the period included America Online, Microsoft, Intel, EMC, Sun Microsystems and Ascend Communications. Ascend was helped by the announcement it will be acquired by Lucent Technologies.

Telephone and telecommunications stocks also helped performance. Contributors included AT&T, MCI WorldCom, U.S. West and TCI Group, which is the subject of a pending takeover by AT&T.

What is your outlook?

We don't think the volatility will end. We expect to continue to emphasize large-capitalization global leaders. Many companies with dominant positions in their markets and strong pricing power have been able to sustain their strong stock performance, even in the face of some expectations that earnings will slow. We will be sticking to our fundamental analysis, looking for companies that demonstrate they can execute their strategies and can manage their businesses in a period of volatility. We also will tend to be opportunistic when out-of-favor companies show evidence that they can improve their earnings. This happened during the period with technology companies, which were coming out of a depressed earnings situation in early 1998 and showed good growth potential. On the margin, we may begin to take some profits from our technology holdings and add to our positions in basic industries, where we see some interesting values among companies with the potential to increase their earnings at a healthy rate. We also may increase our weightings in consumer goods companies with depressed stock valuations.

We expect the Fund will continue to find opportunities among world market leaders and among firms that dominate their specific market niches.

                               E V E R G R E E N
                              Equity Income Fund

                    Fund at a Glance as of January 31, 1999

                                   Portfolio
                                  Management
                               ----------------

                 [PHOTO OF HARLAN R. SONDERLING APPEARS HERE]

                             Harlan R. Sonderling,
                                    CPA, CFA
                               Tenure: June 1998

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                   Morningstar's Style Box is based on a portfolio date as of
[MORNINGSTAR'S     1/31/99.
  STYLE BOX
 APPEARS HERE]     The Equity Style Box placement is based on a fund's price-to-
                   earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                   /1/Source: 1998 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Historical performance for Classes B, C, and Y prior to inception reflects that of Class A, the original class offered, the inception date of which is 4/14/87, and includes appropriate 12b-1 fees for Class A. If appropriate fees for Classes B and C were reflected, returns for these classes would have been lower. For Class Y, if 12b-1 fees were not reflected, returns would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P 500 Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 4/14/87       Class A   Class B   Class C    Class Y
Class Inception Date                    4/14/87    2/1/93    2/1/93    1/13/97
 ................................................................................
Average Annual Returns
 ................................................................................
6 months with sales charge                -2.39%    -2.36%     1.19%       n/a
 ................................................................................
6 months w/o sales charge                  2.47%     2.08%     2.08%      2.56%
 ................................................................................
1 year with sales charge                   7.27%     6.91%    10.78%       n/a
 ................................................................................
1 year w/o sales charge                   12.64%    11.77%    11.76%     12.84%
 ................................................................................
3 years                                   18.44%    18.69%    19.41%     20.43%
 ................................................................................
5 years                                   15.07%    15.06%    15.28%     16.22%
 ................................................................................
10 years                                  13.86%    13.87%    13.88%     14.43%
 ................................................................................
Since Inception                           12.48%    12.49%    12.50%     12.96%
 ................................................................................
Maximum Sales Charge                       4.75%     5.00%     1.00%       n/a
                                       Front End      CDSC      CDSC
 ................................................................................
30-day SEC Yield                           1.07%     0.38%     0.39%      1.37%
 ................................................................................
6-month income dividends per share        $0.12     $0.06     $0.06      $0.15
 ................................................................................
6-month capital gain dividends
per share                                 $2.74     $2.74     $2.74      $2.74
 ................................................................................

* Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


  Date       Evergreen Equity Income    S&P 500      Consumer Price Index - US
  ----       -----------------------    -------      -------------------------
 1/31/89           $ 10,000            $ 10,000              $ 10,000
12/31/90           $ 11,718            $ 11,889              $ 11,049
12/31/92           $ 15,361            $ 16,693              $ 11,714
12/31/94           $ 16,640            $ 18,618              $ 12,362
12/31/96           $ 27,368            $ 31,496              $ 13,097
 1/31/99           $ 38,441            $ 56,220              $ 13,526

Comparison of change in value of a $10,000 investment in Evergreen Equity Income Fund Class A, the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

                               E V E R G R E E N
                              Equity Income Fund

                          Portfolio Manager Interview


How did the Evergreen Equity Income Fund (formerly Evergreen Fund for Total Return) perform?

The Fund's performance lagged its peer group for the six months of this period, although it remained above the median for the past 12 months. For the six months ended January 31, 1999, the Fund's Class A shares had a total return of 2.47%. During the same six months, Class B and Class C shares each had a return of 2.08% and Class Y shares had a return of 2.56%. These returns are unadjusted for any applicable sales charges. During the same six months, the median return of equity income funds was 4.58%, according to Lipper Inc., an independent monitor of mutual fund performance.

                                   Portfolio
                                Characteristics
                                ---------------
                                (as of 1/31/99)

Total Net Assets                                                   $163,036,522
 ................................................................................
Number of Holdings                                                           63
 ................................................................................
P/E Ratio*                                                                32.9x
 ................................................................................
Beta*                                                                      0.90
 ................................................................................
*as of 12/31/98


What factors affected performance?

The Fund's performance was held back by its emphasis on dividend-paying, value stocks across a range of market capitalizations during a time when the stock market was rewarding high-growth, highly valued, large-capitalization companies. In the past six months, performance suffered from over-weightings in financial services companies, which were hit very hard in the market decline of the third calendar quarter of 1998, and from holdings in real estate investment trusts and utilities. The Fund held both types of securities because of their historical above-average yields and prospects for modest dividend growth.

Financial services company stocks performed poorly in the third quarter. The devaluation and default in Russia, combined with problems in Latin America and Asia, put great pressure on financial stocks, contributing to investors' worries that loan quality would deteriorate if the problems of emerging markets were to spread and slow down global economic growth. These stocks did not fully participate in the fourth calendar quarter's market surge, which was led by technology stocks and large-company growth stocks. Because of the Fund's conservative, value orientation, it tends not to emphasize technology and growth stocks.

Yield-oriented investments, such as real estate investment trusts, utilities and energy, underperformed during the fourth quarter rally. In general, the six-month period did not favor value- or yield-oriented investments.

                               Top 5 Industries
                         -----------------------------
                         (based on 1/31/99 net assets)

Banks                                                                     12.5%
 ................................................................................
Finance & Insurance                                                       10.9%
 ................................................................................
Healthcare Products & Services                                             8.7%
 ................................................................................
Utilities--Electric                                                        7.9%
 ................................................................................
Utilities--Telephone                                                       7.2%
 ................................................................................

                               E V E R G R E E N
                              Equity Income Fund

                          Portfolio Manager Interview


What were your primary strategies during the six months?

We emphasized our long-term strategy of investing in value-oriented, dividend-paying common stocks. This led us to emphasize financial services, utilities, capital goods, healthcare, and real estate investment trusts. We also continued to underweight technology and consumer staples. We de-emphasized technology stocks because of their relatively high valuations and poor dividend yields. We tended to avoid consumer staples--companies that produce consumer goods--because of their deteriorating earnings growth outlooks.

The largest weighting, at about 23% of net assets on January 31, 1999, was in financial services. We were attracted by a combination of earnings growth, attractive stock valuations, and healthy dividend yields. Fleet Financial, a New England-based regional banking company, is a good example of our investments. This is a well-capitalized bank that continues to increase both its earnings and dividends. It has a sound growth strategy and a strong competitive position.

Electric utilities may offer the Fund sustainable dividend yields as well as defensive price protection if economic growth were to slow. A good example of a strong utility is the Southern Company. It offers a healthy earnings record, a modestly growing dividend and attractive, long-term prospects in its core Southeastern markets.

We also have invested in real estate investment trusts (REITs) because of their attractive dividends.

Healthcare, more precisely pharmaceutical companies, accounted for more than 8% of net assets on January 31. We were attracted to this industry because of its historical consistent earnings growth and its underlying fundamental strength. One of the Fund's core holdings is Merck, the nation's largest pharmaceutical company. Rising sales, including strong unit growth in a period of fairly stable pricing, has helped sustain its earnings growth.

We recently have added to our energy position to take advantage of the extremely low stock prices. We believe energy stocks already discounted a very poor outlook for energy prices and so may offer growth potential when the environment changes. One of our major energy holdings is Texaco, which offers a high and safe dividend. In an era of industry consolidation, Texaco also remains a potentially valuable acquisition candidate. Energy stocks accounted for 6.2% of net assets on January 31.

We also have recently added to our holdings among both long-distance and regional Bell telephone companies. Their appeal included strong business growth and the prospect of new business opportunities in an era of deregulation.

                            Top 10 Equity Holdings
                         -----------------------------
                         (based on 1/31/99 net assets)

Tyco International Ltd.                                                     3.3%
 ................................................................................
General Electric Co.                                                        2.6%
 ................................................................................
Merck & Co., Inc.                                                           2.6%
 ................................................................................
Costco Companies, Inc.                                                      2.5%
 ................................................................................
Greenpoint Financial Corp.                                                  2.5%
 ................................................................................
Fleet Financial Group, Inc.                                                 2.2%
 ................................................................................
Philip Morris Companies, Inc.                                               2.2%
 ................................................................................
U.S. West, Inc.                                                             2.2%
 ................................................................................
BankAmerica Corp.                                                           2.1%
 ................................................................................
EMC Corp.                                                                   2.0%
 ................................................................................

                               E V E R G R E E N
                              Equity Income Fund

                          Portfolio Manager Interview

What are some other examples of companies in which you have invested?

General Motors is a company we like. GM may be poised to exceed Wall Street's earnings expectation because of rising operating income margins and recovery of lost market share.

Another example is Tyco International, a manufacturing conglomerate. While its dividend yield is lower than those of many of our other investments, this company continues to post better earnings than expected, driven by both revenue growth and cost reductions in acquired companies.

While we have tended to de-emphasize technology, EMC has remained a core technology holding in the Fund, despite the fact it pays no dividends. This company has achieved consistent earnings growth because of strong demand for its data storage products.

What is your outlook?

By historical measures, stock valuations are high in terms of earnings multiples, dividend yields and book value. Inflation and interest rates remain low however, and productivity gains in industry suggest that corporations continue to offer the opportunity for long-term growth of both income and capital. Historically, investors have been willing to pay more for future earnings when interest rates are low, as they are now.

The U.S. economy keeps growing, and it appears unlikely to falter in its growth despite international turmoil and some political uncertainty. The confidence of the American consumer remains high, and corporate management has become adept at controlling costs by managing inventories and production capacity.

In this environment, we believe our value-oriented and dividend-paying stocks will do well. We think we will continue to find opportunities, keeping in mind that dividends are a critical component of investing for total return.

Please note the Fund's name change:

Effective April 6, 1999, Evergreen Fund for Total Return will be re-named the Evergreen Equity Income Fund. The Fund's primary objective will change from "to seek total return from a combination of capital growth and income" to "to seek primarily current income and secondarily capital growth." The Fund's investment policy will change to ensure that at least 65% of assets are in dividend-paying equity securities. Formerly, the prospectus required 65% of assets be invested in equity securities. This will help ensure the Fund will meet its primary investment objective of income.

                               E V E R G R E E N
                            Growth and Income Fund

                    Fund at a Glance as of January 31, 1999


                                   Portfolio
                                  Management
                                --------------

                   [PHOTO OF STEPHEN A. LIEBER APPEARS HERE]

                               Stephen A. Lieber
                       Tenure:  July 1997 - January 1999


                   [PHOTO OF PHILIP M. FOREMAN APPEARS HERE]

                               Philip M. Foreman
                             Tenure: January 1999


--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                     Morningstar's Style Box is based on a portfolio date as of
[MORNINGSTAR'S       1/31/99.
  STYLE BOX
 APPEARS HERE]       The Equity Style Box placement is based on a fund's price-
                     to-earnings and price-to-book ratio relative to the S&P
                     500, as well as the size of the companies in which it invests, or median market capitalization.

                     /1/Source:  1998 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Historical performance for Classes A, B, and C prior to inception reflects that of Class Y, the original class offered, the inception date of which is 10/15/86, and does not reflect 12b-1 fees. If such fees were reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P Mid-Cap 400 Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 10/15/86      Class A   Class B   Class C    Class Y
Class Inception Date                     1/3/95    1/3/95    1/3/95    10/15/86
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge                -4.24%    -4.70%    -0.77%      n/a
 ................................................................................
6 months w/o sales charge                  0.53%     0.17%     0.20%       0.67%
 ................................................................................
1 year with sales charge                  -0.12%    -0.90%     3.13%      n/a
 ................................................................................
1 year w/o sales charge                    4.87%     4.10%     4.13%       5.14%
 ................................................................................
3 years                                   15.87%    16.15%    16.90%      18.07%
 ................................................................................
5 years                                   15.95%    16.18%    16.42%      17.32%
 ................................................................................
10 years                                  14.88%    15.10%    15.12%      15.56%
 ................................................................................
Since Inception                           14.10%    14.29%    14.30%      14.65%
 ................................................................................
Maximum Sales Charge                       4.75%     5.00%     1.00%      n/a
                                       Front End     CDSC      CDSC
 ................................................................................
30-day SEC Yield                           0.25%    -0.48%    -0.48%       0.51%
 ................................................................................
6-month income dividends
per share                                 $0.06        --        --       $0.09
 ................................................................................
6-month capital gain distributions
per share                                 $0.78     $0.78     $0.78       $0.78
 ................................................................................

* Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                Evergreen
  Date      GROWTH & INCOME FUND     S&P 400    Consumer Price Index - US
  ----      --------------------     -------    -------------------------
 1/31/95          $ 10,000          $ 10,000            $ 10,000
12/31/95          $ 13,078          $ 12,959            $ 10,206
12/31/96          $ 16,153          $ 15,448            $ 10,552
12/31/97          $ 21,148          $ 20,430            $ 10,732
 1/31/99          $ 21,920          $ 23,387            $ 10,898

Comparison of change in value of a $10,000 investment in Evergreen Growth and Income Fund Class A, the Standard and Poor's 400 Mid-Cap Index (S&P 400) and the Consumer Price Index (CPI).

                               E V E R G R E E N
                            Growth and Income Fund

                          Portfolio Manager Interview

How did the Evergreen Growth and Income Fund perform during the last six months?

In the first half of the 1999 fiscal year, the period ended January 31, 1999, the Fund's Class Y shares showed a gain of 0.67%. Classes A, B, and C returned 0.53%, 0.17%, and 0.20%, respectively, unadjusted for applicable sales charges. This compared with a gain of 9.6% by the Standard & Poor's 400, a mid-cap index.

                                   Portfolio
                                Characteristics
                                ---------------
                                (as of 1/31/99)

Total Net Assets                                                 $2,069,644,958
 ................................................................................
Number of Holdings                                                          294
 ................................................................................
P/E Ratio*                                                                18.8x
 ................................................................................
Beta*                                                                      0.92
 ................................................................................
*as of 12/31/98


How did the overall market and economic environment impact the Fund's investments and performance?

The Fund's comparatively heavy weighting in banks and other financial stocks, as well as in energy-related issues, had a significantly negative impact on overall performance. These were offset by excellent performance in communication systems, electronic equipment and information technology. The Fund has had a highly rewarding, long-term emphasis in all of these sectors, but the changed economic and subsequent market environment in the third and fourth quarters emphasized uncertainties in the financial and energy sectors of the investment market.

The Fund started the fiscal year with a comparatively large cash equivalent reserve position, did this help or hinder performance?

The cash equivalent reserve position definitely helped the Fund's performance during this period to establish new and increased positions, which, we believe, will prove highly rewarding over the longer term. On August 1, 1998, the Fund had a cash equivalent position of 18.3% of net assets, and by January 31, 1999, that position was down to 7.7%. We built this cash position in anticipation of a highly volatile market, expecting opportunities to buy comparatively undervalued growth stocks, following the Fund's long-term "value-timing" strategy.

The substantial and aggressive purchasing during the market sell-off has proven highly rewarding. For example, the Fund's purchase of 120,000 shares of Sanmina Corp. at $24 1/2 early in September provided a 168.3% gain by January 31, 1999, as the shares rose to $66 1/4. Other purchases with gains of between 50% and 100% included shares of Lowe's Companies, Inc., Carnival Corp., Harley-Davidson, Inc., Scientific Atlanta Inc., Home Depot, Inc. , Perkin-Elmer Corp., Gucci Group N.V., Southwest Airlines Co., Tommy Hilfiger Corp., AFLAC, Inc., and Saks, Inc. Significantly, these sizable gains came from a highly diverse group of companies in which the Fund earlier held positions, and from others which are new positions.

While the financial group was under pressure, we took advantage of this weakness to make some highly rewarding purchases. Examples include new positions in Household International, Inc., which has risen 40.2% since the October 8th purchase; and MBIA Inc., up 30.7%; additions to the position of State Street Corp., up 39.3%; BankAmerica Corp., up 38.6%; Citigroup, Inc., up 19.6%; and the aforementioned AFLAC, Inc.,

                               E V E R G R E E N
                            Growth and Income Fund

                          Portfolio Manager Interview

which was up 52.1%. A major new holding was established in Mellon Bank Corp. with purchases made throughout the period. The only financial issue purchased with a significant decline were the shares of MGIC Investment Corp., which were down 12.3% from a purchase in August, reflecting possible legislative changes in the mortgage insurance business.

                               Top 5 Industries
                         -----------------------------
                         (based on 1/31/99 net assets)

Banks                                                                     10.5%
 ................................................................................
Healthcare Products & Services                                            10.3%
 ................................................................................
Finance & Insurance                                                        9.1%
 ................................................................................
Industrial Specialty Products & Services                                   6.1%
 ................................................................................
Printing, Publishing, Broadcasting & Entertainment                         5.5%
 ................................................................................

Many issues had dramatic recoveries during the six months. Which were the Fund's top performers?

The top performers were in electronic technology and communications. The leader was Jabil Circuit, Inc., up 105.3%; followed by KLA-Tencor Corp., up 94.5%; Cisco Systems, Inc., up 78.1%; Intel Corp., up 66.7%; AirTouch Communications, Inc., up 64.2%; MCI WorldCom, Inc., up 52.4%; Lowe's Companies, Inc., up 51.7%; and AT&T Corp., up 49.6%.

How did mergers and acquisitions help the Fund?

Mergers and acquisitions again demonstrated that the Fund held many issues which other companies considered undervalued and attractive for acquisition. Eleven companies in the portfolio were either acquired, merged, or received offers which are now pending, with an average gain of 77.2% on the completed acquisitions. The largest gain was in the shares of Crestar Financial Corp. (acquired by Sun Trust Banks, Inc.), providing a 247.9% gain since purchased in September, 1996. Another regional bank acquired was Firstar Corp. (acquired by Star Banc Corp.), with a 42.3% gain just seven months after its purchase for the Fund. A lesser known holding, Dominick's Supermarkets, Inc., was purchased by Safeway Inc., with a gain of 159.3% for the Fund in a one-year holding period. AirTouch Communications, Inc. has received an acquisition bid from Vodafone Group Plc, which will provide a 290.1% gain upon completion since our original purchase in May, 1992, and MCI Communications Corp. was acquired by WorldCom, Inc., with a 138.0% gain in three and a half years. Still pending is the acquisition of Jacor Communications, Inc. by Clear Channel Communications, Inc., with a projected gain of 159.3% as of January 31, 1999. Other holdings which were acquired or had offers included: Mercantile Stores Co., Inc., Camco International, Inc., Life Re Corp., Commonwealth Energy System, and UNUM Corp.

                            Top 10 Equity Holdings
                         -----------------------------
                         (based on 1/31/99 net assets)

Time Warner, Inc.                                                          1.5%
 ................................................................................
Webster Financial Corp.                                                    1.5%
 ................................................................................
Kansas City Southern Industries, Inc.                                      1.4%
 ................................................................................
Policy Management Systems Corp.                                            1.2%
 ................................................................................
Federal National Mortgage Association                                      1.2%
 ................................................................................
Jacor Communications, Inc.                                                 1.2%
 ................................................................................
McKesson HBOC, Inc.                                                        1.2%
 ................................................................................
Mellon Bank Corp.                                                          1.1%
 ................................................................................
Lincare Holdings, Inc.                                                     1.1%
 ................................................................................
Union Pacific Corp.                                                        1.0%
 ................................................................................

                               E V E R G R E E N
                            Growth and Income Fund

                          Portfolio Manager Interview

What is the outlook for the weaker-performing sectors and companies in the Fund?

The weakest-performing sector in the Fund during the six months was related to energy, with the Fund's oil field services stocks down 42.8%, and oil production issues down 24.8%. The oil and gas business is clearly in its own recession; crude oil prices have fallen from just under $20 per barrel at the beginning of 1998, to about $11 per barrel in early 1999. This price weakness is largely attributed to declines in demand stemming from the broad-based Asian recession, together with sustained production from exporting nations under pressure to earn dollars. In the U.S., the situation is further aggravated by mild weather conditions, bringing less than normal consumption and, thus, increased inventories. Our expectation is that oil prices will only gradually recover in line with improved economies in Asia and Europe, bringing demand back to trend line. This situation will sustain economic pressure on all facets of the industry, and will bring increased pressure for efficiencies to be gained through mergers. With what we believe to be a number of severely undervalued companies in the portfolio (based on previous and projected earning power and assets), we believe that some reasonable degree of recovery can be expected for these holdings.

The financial holdings of the Fund, especially its bank position, appear to us to offer sound opportunities for growth, and will benefit from the industry's continuing trend toward consolidation. Even during the weakness last fall, we still saw merger and acquisition opportunities in the Fund's holdings including:
Citicorp (now Citigroup, Inc.), Firstar Corp., and Crestar Financial Corp. The Fund is carefully positioned in shares of a number of bank holding companies, most of which have strong regional or specialty franchises. We anticipate that their growth and financial strength, at well below typical market valuations, will provide continuing opportunities for sizable capital appreciation. Finance and insurance holdings, which range from AFLAC, Inc. to UNUM Corp., should benefit by similar forces. New names added to the group during the six months included: Household International, Inc., MBIA Inc., and Progressive Corp. In each case, our purchases were made during periods of market weakness.

What is the Fund's strategy for the second half of fiscal 1999?

The Fund's strategy will be to concentrate intensely on undervalued growth opportunities. We have appointed a new portfolio manager for the Fund, Philip M. Foreman. Mr. Foreman has demonstrated, through his last several years as manager of the W-M Growth & Income Fund, a highly successful utilization of strategies very similar to the "value-timing" strategies of this Fund. He has already initiated increasing the concentration in a number of the Fund's very successful holdings, and adding new ones characterized by consecutive years of earnings growth, well-defined management strategies in place, and, yet, current opportunities to buy these shares at below normal valuation. With Mr. Foreman's leadership and the support of our strong research group, we anticipate a return to the Fund's historical outperformance of its benchmark, the S&P 400
Index.

                               E V E R G R E E N
                            Income and Growth Fund

                    Fund at a Glance as of January 31, 1999

                                   Portfolio
                                  Management
                                --------------

                  [PHOTO OF NOLA MADDOX FALCONE APPEARS HERE]

                            Nola Maddox Falcone, CFA
                              Tenure: August 1978


                   [PHOTO OF IRENE D. O'NEILL APPEARS HERE]

                                Irene D. O'Neill
                             Tenure: December 1997

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                    Morningstar's Style Box is based on a portfolio date as of
[MORNINGSTAR'S      1/31/99.
  STYLE BOX
 APPEARS HERE]      The Equity Style Box placement is based on a fund's price-
                    to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                    Source: 1998 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Historical performance for Classes A, B, and C prior to inception reflects that of Class Y, the original class offered, the inception date of which is 8/31/78, and does not include 12b-1 fees. If such fees were reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Wilshire 5000 Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 8/31/78       Class A    Class B   Class C    Class Y
Class Inception Date                     1/3/95    1/3/95    1/3/95    8/31/78
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge                -4.87%    -4.91%    -1.37%       n/a
 ................................................................................
6 months w/o sales charge                 -0.11%    -0.48%    -0.48%      0.05%
 ................................................................................
1 year with sales charge                  -4.79%    -5.08%    -1.65%       n/a
 ................................................................................
1 year w/o sales charge                   -0.04%    -0.74%    -0.78%      0.26%
 ................................................................................
3 years                                    9.53%     9.69%    10.50%     11.61%
 ................................................................................
5 years                                    8.95%     9.08%     9.35%     10.22%
 ................................................................................
10 years                                   9.52%     9.73%     9.72%     10.16%
 ................................................................................
Since Inception                           13.57%    13.67%    13.67%     13.89%
 ................................................................................
Maximum Sales Charge                       4.75%     5.00%     1.00%       n/a
                                      Front End      CDSC      CDSC
 ................................................................................
30-day SEC Yield                           2.00%     1.36%     1.36%      2.35%
 ................................................................................
6-month income dividends
per share                               $  0.42   $  0.37   $  0.37   $   0.48
 ................................................................................
6-month capital gain distributions
per share                               $  2.13   $  2.13   $  2.13   $   2.13
 ................................................................................

* Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                   Evergreen
  Date        INCOME & GROWTH FUND    Wilshire 5000   Consumer Price Index - US
  ----        --------------------    -------------   -------------------------
12/31/94            $ 10,000            $ 10,000            $ 10,000
12/31/95            $ 12,371            $ 13,341            $ 10,247
12/31/96            $ 13,932            $ 15,853            $ 10,595
12/31/97            $ 17,452            $ 20,477            $ 10,775
 1/31/99            $ 17,269            $ 25,824            $ 10,942

Comparison of change in value of a $10,000 investment in Evergreen Income and Growth Fund Class A, the Wilshire 5000 Index and the Consumer Price Index (CPI).

                              E V E R G R E E N
                            Income and Growth Fund

                          Portfolio Manager Interview


How did the Fund perform?

For the six months ended January 31, 1999, the Evergreen Income and Growth Fund continued to pursue its historic commitment to provide substantial current income, as well as an objective of competitive, long-term growth. The Fund finished 1998 with a current yield in the top quartile of funds in the Income category, as measured by Lipper Inc., an independent monitor of mutual fund performance. For the six months, it also outperformed the highest-yielding (top 20%) subset of the S&P 500 Index although it did underperform the S&P 500 Index.

During the six months ended January 31, 1999, the Fund's original Class Y shares had a total return of 0.05%, while Classes A, B and C shares had returns of - 0.11%, -0.48% and -0.48%, respectively. These returns are before deduction of any sales charges, if applicable.

During 1998, the Fund continued its long-term record of providing generous current income. The Fund's Class Y shares, for example, paid out $1.015 per share in ordinary dividends during the 1998 calendar year, $.902 per share in short-term capital gains (which are treated as income for tax purposes) and $1.223 per share in long-term capital gains.

                                   Portfolio
                                Characteristics
                                ---------------
                                (as of 1/31/99)


Total Net Assets                                                   $872,333,002
 ................................................................................
Number of Holdings                                                          135
 ................................................................................
P/E Ratio*                                                                15.0x
 ................................................................................
Beta*                                                                      0.67
 ................................................................................
*as of 12/31/98


What were your principal themes during the six-month period?

We looked for opportunities created by:

 . Evergreen's value-timing strategy, which entails finding companies that are temporarily out of favor in the stock market, but nevertheless have attractive underlying value.

 . The continued merger-and-acquisition trend in American industry, which in 1998 alone resulted in transactions valued at more than $1 trillion.
 . Corporate re-structuring programs that can improve long-term earnings performance.

                               Top 5 Industries
                         -----------------------------
                         (based on 1/31/99 net assets)

Banks                                                                     14.6%
 ................................................................................
Finance & Insurance                                                        8.8%
 ................................................................................
Electrical Equipment & Services                                            6.7%
 ................................................................................
Oil / Energy                                                               6.7%
 ................................................................................
Utilities--Gas                                                             6.4%
 ................................................................................

                               E V E R G R E E N
                            Income and Growth Fund

                          Portfolio Manager Interview


What were some examples of the value-timing strategy?

Several companies involved in the telecommunications industry presented excellent opportunities for the Fund. The investment in convertible bonds issued by Houston Industries was a good example, as it allowed us to participate in the growth of Time-Warner, which had purchased the cable television business of Houston Industries. The convertible bonds, which were issued for tax reasons to enable Houston Industries to sell Time-Warner stock it had received in the original transaction, rose by 26% during the six months under review. This investment allowed the Fund to successfully gain access to Time-Warner's growth through Houston's convertible bond.

Air Touch Communications convertible bonds were another successful telecommunications-related investment for the Fund. These bonds had an attractive yield of 6% when first purchased. With the benefit of a pending acquisition by Vodafone Group, Plc, the value of the bonds rose by 34.4% during the six months under review.

Two other notable telecommunications-related investments were in Frontier Corp. and Williams Companies, Inc. Frontier Corp. had a 17% return for the Fund during the six months. This company, in addition to offering a traditional telephone business based in Rochester, N.Y., has the technology to help companies design web sites for the Internet. Williams Companies, whose traditional business had been transportation of natural gas and other energy services, suffered as warm weather and low energy prices created an environment which hurt its stock. We thought the low stock price did not reflect the growth potential on its Internet, wireless and fiber-optic transmission businesses. The stock, purchased by the Fund in September, rose by 26.6% by January 31.

Other value-timing contributors included GTE, which rose by 24%, partly on news of its potential from the pending merger with Bell Atlantic; General Motors, which also rose by 24% during six months; and Bank West, a Hawaii-based banking company. We purchased this stock as a value-timing opportunity when investors were concerned about the secondary impact from financial problems in Japan which has been a big tourist support for Hawaii.

                            Top 10 Equity Holdings
                         -----------------------------
                         (based on 1/31/99 net assets)

Qualcomm Financial Trust I                                                 4.2%
 ................................................................................
Telecom Corp. New Zealand Ltd.                                             3.6%
 ................................................................................
Keyspan Energy                                                             3.2%
 ................................................................................
Paine Webber Group, Inc.                                                   3.2%
 ................................................................................
Dana Corp.                                                                 2.5%
 ................................................................................
Mercantile Bancorp, Inc.                                                   2.5%
 ................................................................................
Wendys Financing I                                                         2.5%
 ................................................................................
Thomas & Betts Corp.                                                       2.3%
 ................................................................................
Atlantic Richfield Co.                                                     2.2%
 ................................................................................
Williams Companies, Inc.                                                   2.1%
 ................................................................................

                               E V E R G R E E N
                            Income and Growth Fund

                          Portfolio Manager Interview

How did the Fund benefit from the merger-and-acquisition trend?

During the six-month period, one acquisition involving a Fund holding was completed, and four others were announced.

Mercantile Stores was purchased by Dillard's Department Stores, for a 92.5% gain for the Fund since the original investment in Mercantile in October, 1994. Among the four pending acquisitions, MidAmerican Energy Holdings Co. had a 41% gain during the six months. Mid-American is expected to be acquired by CalEnergy Co. Provident Companies Inc., which has a pending merger with Unum Corp., had a 16.6% gain during the six months.

What were some examples of the restructuring theme?

Union Pacific Railroad was a company that began restructuring itself after operational difficulties arose from its merger with Southern Pacific. We believed, however, that the company had great asset value and rebound potential. We began to invest in March, 1998. During the six months under review, the restructuring began to take effect, and the Fund had a gain of 22.2%.

Baxter International, a provider of healthcare products and services, is benefitting from its restructuring efforts. Its stock rose by 18.6% during the six months.

What industries helped performance, and what industries held back performance?

In general, consumer companies, health-related companies and telecommunications firms supported the performance during the six months. The poorest-performing groups included the electric and gas utilities and the real estate investment trusts. The Fund reduced its emphasis in both those areas during the six months. Financial services stocks also held back performance, but we think this may be a temporary situation. We believe this industry should be a strong performer again, helped by continued merger-and-acquisition activity.

What is your outlook?

We believe the American consumer will continue to be a strong force in the domestic economy, helping propel growth in Gross Domestic Product. In addition, we think inflation will remain under control at relatively low levels. Both these factors--strong consumer spending and low inflation--tend to support the performance of the stock market.

The risk could be market volatility because of surprises related to international financial problems. We will continue to invest in companies offering growth rooted in value, an approach which may give us some downside protection in the event of a market downturn. This strategy should allow us to benefit from long-term growth trends, such as we see in the telecommunications and computer industries and the healthcare sector. Continued consolidation should help our financial services investment sector.

                               E V E R G R E E N
                             Small Cap Value Fund

                    Fund at a Glance as of January 31, 1999

                                  Portfolio
                                  Management
                                --------------

                  [PHOTO OF NOLA MADDOX FALCONE APPEARS HERE]

                            Nola Maddox Falcone, CFA
                             Tenure:  October 1993


                   [PHOTO OF JORDAN ALEXANDER APPEARS HERE]

                             Jordan Alexander, CFA
                             Tenure:  January 1999

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                     Morningstar's Style Box is based on a portfolio date as of
[MORNINGSTAR'S       1/31/99.
  STYLE BOX
 APPEARS HERE]       The Equity Style Box placement is based on a fund's price-
                     to-earnings and price-to-book ratio relative to the S&P
                     500, as well as the size of the companies in which it invests, or median market capitalization.

                     /1/Source: 1998 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Historical performance for Classes A, B, and C prior to inception reflects that of Class Y, the original class offered, the inception date of which is 10/1/93, and does not include 12b-1 fees. If such fees were reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Index and the Wilshire Small Cap Value Index are unmanaged market indexes and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Smaller capitalization stock investing may offer the potential for greater long term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.


--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 10/1/93       Class A   Class B    Class C    Class Y
Class Inception Date                     1/3/95    1/3/95    1/24/95    10/1/93
 ................................................................................
Average Annual Returns*
6 months with sales charge                -9.50%    -9.98%     -6.27%       n/a
 ................................................................................
6 months w/o sales charge                 -4.96%    -5.34%     -5.35%     -4.90%
 ................................................................................
1 year with sales charge                 -12.36%   -13.12%     -9.57%       n/a
 ................................................................................
1 year w/o sales charge                   -7.98%    -8.67%     -8.68%     -7.74%
 ................................................................................
3 years                                   11.23%    11.38%     12.16%     13.34%
 ................................................................................
5 years                                   11.52%    11.67%     11.90%     12.86%
 ................................................................................
Since Inception                           11.74%    12.01%     12.10%     12.99%
 ................................................................................
Maximum Sales Charge                       4.75%     5.00%      1.00%    n/a
                                      Front End      CDSC       CDSC
 ................................................................................
30-day SEC Yield                           1.34%     0.66%      0.66%      1.66%
 ................................................................................
6-month income dividends
per share                               $  0.18   $  0.12   $   0.12   $   0.19
 ................................................................................
6-month capital gain distributions
per share                               $  0.18   $  0.18   $   0.18   $   0.18
 ................................................................................

* Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

               Evergreen                         Wilshire       Consumer Price
  Date       Small Cap Value    Russell 2000     Sm Cp Val        Index - US
  ----       ---------------    ------------     ---------        ----------
 1/31/95         $ 10,000        $ 10,000        $ 10,000         $ 10,000
12/31/95         $ 12,820        $ 13,008        $ 12,284         $ 10,206
12/31/96         $ 15,642        $ 15,154        $ 14,180         $ 10,552
12/31/97         $ 20,857        $ 18,542        $ 18,781         $ 10,732
 1/31/99         $ 18,571        $ 18,310        $ 17,724         $ 10,898

Comparison of Change in value of a $10,000 investment in Evergreen Small Cap Value Fund Class A, the Russell 2000 Index, Wilshire Small Cap Value Index and the Consumer Price Index (CPI).

                               E V E R G R E E N
                             Small Cap Value Fund

                          Portfolio Manager Interview

How did the Fund perform during the period?

The Fund continued its strong, long-term record of outperforming its benchmark. For the six months ended January 31, 1999, the Evergreen Small Cap Value Fund's Class A shares, unadjusted for sales charges, declined 4.96%, outperforming its benchmark, the Wilshire Small Cap Value Index, which declined 5.22% during the same period. The Russell 2000 Index had a positive return of 2.41%, primarily because it had a higher market capitalization weighting and higher technology and healthcare stock weightings, all of which performed well. Since its inception on October 1, 1993, the Fund's original Class Y shares have had a cumulative total return of 91.86%, well ahead of the 73.18% return of the Wilshire Small Cap Value Index and the 81.91% return of the Russell 2000 Index.

                                   Portfolio
                                Characteristics
                                ---------------
                                (as of 1/31/99)

Total Net Assets                                                    $301,240,712
 ................................................................................
Number of Holdings                                                           159
 ................................................................................
P/E Ratio*                                                                 13.6x
 ................................................................................
Beta*                                                                       0.62
 ................................................................................
*as of 12/31/98


What were some of the companies that helped performance during the six months?

The strongest performers during the period included many new issues that were added to the Fund in recent months. The top performers during the six months were: Craftmade International, up 67.4%; Helix Technology, which rose 65.4%; Scientific Atlanta, up 56.3%; International Multifoods, up 51.3%; American Woodmark, which appreciated 50.7%; First Coastal Bankshares, up 46.8%; Standard Pacific, up 44.6%; Long Drug Stores Corp., up 36.5%; General Housewares Corp., which rose 32.7%; Matthews International, which gained 30.2%; and Spartech Corp., up 25.5%.

Many of the new issues added to the Fund are benefiting from the continued strength of the U.S. economy. For example, American Woodmark, a manufacturer and distributor of kitchen and bathroom cabinets, has been helped by the strength of the remodeling and new home construction markets in the U.S. The company reported a 22% increase in earnings during the 1998 fiscal year and is expected to see earnings growth accelerate to an average of 30% annually over the next two years. Despite the stock's recent strong performance, we believe the stock remains undervalued. Standard Pacific, a homebuilder focused on markets in California, Arizona and Texas, is another good example of this theme. The company recently reported record earnings and a strong order backlog, with year-over-year fourth quarter 1998 earnings up 125.8% and new home orders up 14%. The California housing market appears to be in the early stages of a housing recovery and we expect the company to continue to do well.

                               E V E R G R E E N
                             Small Cap Value Fund

                          Portfolio Manager Interview

In general, stocks in the consumer-related and electrical and electronic equipment/communication services industry sectors were the best performers for the Fund. The financial services sector, including banks, thrifts and insurance stocks, underperformed during the period, but we expect this to be temporary because of the favorable outlook for continued consolidation in the industry. Energy also lagged in performance, although the impact to the Fund was less significant because we have reduced the weighting in this area.

                               Top 5 Industries
                         -----------------------------
                         (based on 1/31/99 net assets)

Banks                                                                     11.0%
 ................................................................................
Consumer Products & Services                                              10.6%
 ................................................................................
Building, Construction & Furnishings                                       6.4%
 ................................................................................
Telecommunication Services & Equipment                                     6.2%
 ................................................................................
Utilities--Gas                                                             5.9%
 ................................................................................

What were some of the themes that guided the Fund's investment strategy?

During the period, the Fund invested in stocks of undervalued companies with a positive outlook for improving performance through restructuring. It also invested in companies in consolidating industries that may be merger and acquisition candidates. International Multifoods Corp. is a good example of the restructuring theme. The company, which operates a food service distribution business in the United States and a food processing business in the United States and Canada, is restructuring under new management. We expect the company's restructuring to position it for consistent and strong earnings growth over the next several years. The stock has been one of the best performers since we added it to the Fund in early October, and we expect continued success with the restructuring to provide a strong catalyst for the stock during the next 12 months.

Merger and acquisition activity also continued to help the performance of the Fund. During the six-month period, six of the Fund's holdings were involved in completed mergers and a seventh transaction was pending. The average return to the Fund from the completed transactions was 35.2%. Maryland Federal Bancorp, the issue which provided the highest return to the Fund, was acquired by BB&T and generated a total return of 107.3%, since the initial investment in January 1997. First Palm Beach Bancorp was acquired by Republic Security Financial, for a 58.3% gain to the Fund since its initial investment in December 1996. Learonal, Inc. was acquired by Rohm & Haas for a gain of 49.7% to the Fund since its initial investment in July 1997. A pending transaction involves the acquisition of First Coastal Bancshares by Centura Banks. As we look at the financial markets and the relative disparities between the valuations of large companies and small companies, we believe the pace of merger and acquisition activity will remain strong.

                               E V E R G R E E N
                             Small Cap Value Fund

                          Portfolio Manager Interview

What is the outlook for the Fund?

We are very positive about the potential for strong, small-cap stock performance for three main reasons. First, the valuations of small cap companies relative to the stocks of larger companies are at 20-year lows. This disparity has prompted many small cap companies to announce stock buyback programs in recent months, an indication that management is confident about their company's prospects. Second, we believe the attractive valuations of many small cap companies should lead to an acceleration of merger and acquisition activity, as larger companies can use their cash or stock to buy undervalued small companies. Third, the action of the Federal Reserve late last year to reduce the discount rate three times should be very positive for small cap stocks. Historically, small cap stocks have tended to outperform large caps following such action by the Federal Reserve.

Looking forward, we continue to see opportunities to invest in undervalued, entrepreneurial companies with strong growth prospects. The disparity of small cap stock prices in relation to large company stocks has drawn the attention of a number of well-known strategists and investors, suggesting a growing market belief in the compelling value to be found in small cap companies. As we have seen several times in the past, the current value disparity of small cap companies could set the stage for a small cap stock rally similar to those experienced in 1967-68, 1975-76 and 1991-92. Small cap stocks were similarly out of favor before each of those rallies.

                            Top 10 Equity Holdings
                         -----------------------------
                         (based on 1/31/99 net assets)

CPI Corp.                                                                  2.7%
 ................................................................................
Curtiss Wright Corp.                                                       2.7%
 ................................................................................
Boston Acoustics, Inc.                                                     2.6%
 ................................................................................
Semco Energy, Inc.                                                         2.4%
 ................................................................................
Alpharma, Inc. 5.75%, 4/01/05, 144A                                        2.3%
 ................................................................................
Scientific Atlanta, Inc.                                                   2.1%
 ................................................................................
Helix Technology Corp.                                                     2.0%
 ................................................................................
Matthews International Corp. Cl. A                                         1.8%
 ................................................................................
SierraWest Bancorp                                                         1.8%
 ................................................................................
Antec Corp. 4.50%, 5/15/03                                                 1.7%
 ................................................................................


Name Change

Please note: effective April 6, 1999, the Evergreen Small Cap Equity Income Fund will change its name to Evergreen Small Cap Value Fund, which means that the Fund will de-emphasize income-producing securities and broaden its investment universe to enable it to focus on capital growth.

                               E V E R G R E E N
                                 Utility Fund

                    Fund at a Glance as of January 31, 1999

                                   Portfolio
                                  Management
                                --------------

                    [PHOTO OF PAUL A.DILELLA APPEARS HERE]

                                 Paul A.DiLella
                               Tenure:  July 1996


                [PHOTO OF DORIS A. KELLEY-WATKINS APPEARS HERE]

                            Doris A. Kelley-Watkins
                             Tenure:  February 1997

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                    Morningstar's Style Box is based on a portfolio date as of
[MORNINGSTAR'S      1/31/99.
  STYLE BOX
 APPEARS HERE]      The Equity Style Box placement is based on a fund's price-
                    to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                    /1/Source: 1998 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Historical performance for Classes C and Y reflects that of Class A, the original class offered, the inception date of which is 1/4/94, and includes appropriate 12b-1 fees for Class A. If appropriate fees for Class C were reflected, returns would have been lower. For Class Y, if 12b-1 fees were not reflected, returns would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P Utility Index and the S&P 500 Index are unmanaged market indices and do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Funds that concentrate their investments in a single industry may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 1/4/94      Class A   Class B   Class C    Class Y
Class Inception Date                   1/4/94    1/4/94    9/2/94    2/28/94
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge               0.22%     0.21%     3.92%       n/a
 ................................................................................
6 months w/o sales charge                5.24%     4.84%     4.84%      5.27%
 ................................................................................
1 year with sales charge                 2.79%     2.42%     6.15%       n/a
 ................................................................................
1 year w/o sales charge                  7.89%     7.08%     7.08%      8.16%
 ................................................................................
3 years                                 10.06%    10.18%    10.96%     12.07%
 ................................................................................
5 years                                 10.83%    10.83%    11.16%     12.17%
 ................................................................................
Since Inception                         10.73%    10.85%    11.06%     12.05%
 ................................................................................
Maximum Sales Charge                     4.75%     5.00%     1.00%       n/a
                                     Front End     CDSC      CDSC
 ................................................................................
30-day SEC Yield                         2.47%     1.82%     1.84%      2.85%
 ................................................................................
6-month income distributions
per share                             $  0.23   $  0.19   $  0.19   $   0.26
 ................................................................................
6-month capital gain distributions
per share                             $  1.28   $  1.28   $  1.28   $   1.28
 ................................................................................

* Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                                              Consumer Price
  Date     Evergreen Utility     S&P 500     S&P Utility        Index - US
  ----     -----------------     -------     -----------        ----------
 1/31/94       $ 10,000         $ 10,000      $ 10,000            $ 10,000
12/31/94       $  9,405         $  9,799      $  9,696            $ 10,239
12/31/95       $ 12,298         $ 13,482      $ 13,684            $ 10,492
12/31/96       $ 12,839         $ 16,576      $ 14,110            $ 10,848
12/31/97       $ 16,607         $ 22,107      $ 17,590            $ 11,033
 1/31/99       $ 17,516         $ 29,589      $ 19,257            $ 11,204

Comparison of change in value of a $10,000 investment in Evergreen Utility Fund Class A, the Standard and Poor's Utility Index (S&P Utility), the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

                               E V E R G R E E N
                                 Utility Fund

                          Portfolio Manager Interview

How did the Fund perform during the fiscal period?

For the six months ended January 31, 1999, the Evergreen Utility Fund Class A shares returned 5.24%, compared to the 7.89% return of the S&P Utilities Index. Classes B, C, and Y returned, 4.84%, 4.84%, and 5.27%, respectively. These returns are unadjusted for any applicable sales charges.

                                   Portfolio
                                Characteristics
                                ---------------
                                (as of 1/31/99)


Total Net Assets                                                   $144,849,912
 ................................................................................
Number of Holdings                                                           38
 ................................................................................
P/E Ratio*                                                                21.5x
 ................................................................................
Beta*                                                                      0.70
 ................................................................................
*as of 12/31/98


What was the investment environment like during the fiscal period?

The past six months consisted of two distinctly different periods. Equity investors witnessed sharp declines during the first two months, before stocks rebounded sharply in the final four months of the period. The market's initial decline was a result of international volatility filtering back to U.S. markets, while its subsequent four-month comeback was spurred by resilient U.S. economic growth, emerging market stability and support by the Federal Reserve Board, in the form of three interest rate cuts.

How has the Fund's investment objective fared in the recent environment?

The Evergreen Utility Fund's primary objective of high current income may be achieved by investing the majority of its assets in income-oriented sectors and, specifically, maintaining a 65% minimum weighting in utility companies. Over the past several quarters, investors' appetite for visible and predictable earnings growth has propelled growth-oriented sectors such as technology, while causing income-oriented sectors, such as utilities, to lag. As a result, our Fund has trailed the exceptional returns of the S&P 500 Index. Careful navigation through a volatile investing environment, and strong stock selection amid dynamic changes within the utility industry itself, however, have allowed the Fund to outpace its benchmark, the S&P Utilities Index.

                               Top 5 Industries
                         -----------------------------
                         (based on 1/31/99 net assets)

Utilities--Electric                                                       48.0%
 ................................................................................
Utilities--Telephone                                                      21.8%
 ................................................................................
Communication Systems & Services                                           6.6%
 ................................................................................
Utilities--Gas                                                             5.8%
 ................................................................................
Oil / Energy                                                               3.2%
 ................................................................................

                               E V E R G R E E N
                                 Utility Fund

                          Portfolio Manager Interview

What areas of the portfolio allowed you to outperform your benchmark?

The Fund's weighting in the telecommunications sector had an especially positive impact on performance. Within this area Sprint Corp., GTE Corp. and BellSouth all posted six-month returns over 26%.

The energy sector's performance can be pinpointed as one of the Fund's biggest negative influences, especially during the last few months. Plummeting oil prices and the global economic slowdown had a punishing effect on energy stocks. For example, R&B Falcon, a contract driller of oil wells, declined -21% in the six-month period.

Looking ahead, do you foresee any changes within the utility industry?

Going forward, we believe the effects of deregulation will continue to intensify competition and change the operating environment for utility companies. Stock selection will be even more critical as we navigate through this evolving industry landscape.

Furthermore, we anticipate increasing consolidation as foreign investors step in and aggressively pursue U.S. utility companies. This increasing merger activity is similar to recent activity among financial companies, and we intend to capitalize upon this evolving industry landscape. Within this environment, stock selection will be even more critical; however, we expect this activity to fuel the performance of utility companies, as well as our Fund, in 1999.

                            Top 10 Equity Holdings
                         -----------------------------
                         (based on 1/31/99 net assets)

BellSouth Corp.                                                            4.6%
 ................................................................................
AirTouch Communications, Inc.                                              3.8%
 ................................................................................
Houston Industries, Inc.                                                   3.6%
 ................................................................................
Energy East Corp.                                                          3.5%
 ................................................................................
Sprint Corp. (Common Stock)                                                3.5%
 ................................................................................
Sprint Corp. (8.25%, DECS)                                                 3.5%
 ................................................................................
U.S. West, Inc.                                                            3.4%
 ................................................................................
Keyspan Energy                                                             3.4%
 ................................................................................
GTE Corp.                                                                  3.3%
 ................................................................................
PacifiCorp                                                                 3.2%
 ................................................................................

                               E V E R G R E E N
                                  Value Fund

                    Fund at a Glance as of January 31, 1999

                                   Portfolio
                                  Management
                                --------------

                    [PHOTO OF MATTHEW D. FINN APPEARS HERE]

                             Matthew D. Finn, CFA
                              Tenure: March 1998

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                     Morningstar's Style Box is based on a portfolio date as of
[MORNINGSTAR'S       1/31/99.
  STYLE BOX
 APPEARS HERE]       The Equity Style Box placement is based on a fund's price-
                     to-earnings and price-to-book ratio relative to the S&P
                     500, as well as the size of the companies in which it invests, or median market capitalization.

                     /1/Source: 1998 Morningstar, Inc.

/2/Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. Historical performance for Class B, C, and Y prior to inception reflects that of Class A, the original class offered, the inception date of which is 4/12/85, and includes appropriate 12b-1 fees for Class A. If appropriate fees for Classes B and C were reflected, returns for these classes would have been lower. For Class Y, if 12b-1 fees were not reflected, returns would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P 500 Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS/2/
--------------------------------------------------------------------------------

Portfolio Inception Date: 4/12/85         Class A   Class B   Class C   Class Y
Class Inception Date                      4/12/85   2/2/93    9/2/94    1/31/91
 ................................................................................
Average Annual Returns*
 ................................................................................
6 months with sales charge                  3.09%    2.83%     6.84%       n/a
 ................................................................................
6 months w/o sales charge                   8.24%    7.83%     7.84%      8.41%
 ................................................................................
1 year with sales charge                   10.05%    9.69%    13.67%       n/a
 ................................................................................
1 year w/o sales charge                    15.53%   14.66%    14.67%     15.81%
 ................................................................................
3 years                                    16.58%   16.89%    17.63%     18.78%
 ................................................................................
5 years                                    16.22%   16.32%    16.62%     17.65%
 ................................................................................
10 years                                   13.99%   14.08%    14.18%     14.79%
 ................................................................................
Since Inception                            14.20%   14.27%    14.34%     14.78%
 ................................................................................
Maximum Sales Charge                        4.75%    5.00%     1.00%       n/a
                                        Front End    CDSC      CDSC
 ................................................................................
30-day SEC Yield                            0.58%   -0.11%    -0.11%      0.86%
 ................................................................................
6-month income dividends
per share                                  $0.11    $0.05     $0.05      $0.14
 ................................................................................
6-month capital gain distributions
per share                                  $0.13    $0.13     $0.13      $0.13
 ................................................................................

* Adjusted for maximum applicable sales charge unless noted.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

   Date      Evergreen Value         S&P 500       Consumer Price Index - US
   ----      ---------------         -------       -------------------------
 1/31/89         $ 10,000           $ 10,000                $ 10,000
12/31/89         $ 11,921           $ 12,270                $ 10,413
12/31/90         $ 11,512           $ 11,889                $ 11,049
12/31/91         $ 14,409           $ 15,511                $ 11,387
12/31/92         $ 15,518           $ 16,693                $ 11,714
12/31/93         $ 16,962           $ 18,376                $ 12,040
12/31/94         $ 17,278           $ 18,618                $ 12,362
12/31/95         $ 22,771           $ 25,616                $ 12,667
12/31/96         $ 27,079           $ 31,496                $ 13,097
12/31/97         $ 34,045           $ 42,004                $ 13,320
 1/31/99         $ 38,781           $ 56,220                $ 13,526

Comparison of change in value of a $10,000 investment in Evergreen Value Fund Class A, the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

                               E V E R G R E E N
                                  Value Fund

                          Portfolio Manager Interview

How did the Fund perform?

The Evergreen Value Fund had very good performance for a value-oriented fund in a period in which the growth style of investing was more in favor. For the six months ended on January 31, 1999, the Fund's Class A shares had a total return of 8.24%, while Class B and C shares had returns, of 7.83% and 7.84%, respectively, unadjusted for applicable sales charges. Class Y shares had a return of 8.41%. During the same six-month period, the average return of growth and income funds was 7.88%, as measured by Lipper Inc., an independent monitor of mutual funds; while the Russell 1000 Value Index had a return of 5.79%; and the S&P Barra Value Index, composed of the value stocks in the S&P 500, had a return of 6.65%.

                                   Portfolio
                                Characteristics
                                ---------------
                                (as of 1/31/99)

Total Net Assets                                                    $979,915,942
 ................................................................................
Number of Holdings                                                            95
 ................................................................................
P/E Ratio*                                                                 21.7x
 ................................................................................
Beta*                                                                       0.97
 ................................................................................
*as of 12/31/98

What were the factors affecting performance during the six months?

The Fund was defensively positioned at the start of the period in August, and this helped performance during the down market in August and September. However, this defensive tilt that helped us in those two months hurt relative performance when the market came roaring back in October through December. The high-volatility, technology stocks that value investors tend to de-emphasize led the market rally during those months. We did begin to make changes in December, however, and that helped us finish the period with a strong January.

What were your principal decisions during the period?

We made reductions in our weightings in financial services, healthcare and oil/energy. The net reduction in financial services, which has been an area of emphasis, was relatively minor, as banks were reduced, but finance and insurance holdings were increased. I would ascribe this to the effects of normal portfolio management and the fact that we found potentially better opportunities elsewhere.

The Fund had been over-weighted versus the value indexes in pharmaceuticals since March because we thought there was good potential in the industry. That decision helped performance, but by December we thought the industry's move had run its course and we cut the Fund's exposure. During the six months, the Fund's allocation in healthcare fell from 13% to 3.2% of net assets.

                               E V E R G R E E N
                                  Value Fund

                          Portfolio Manager Interview

                               Top 5 Industries
                         -----------------------------
                         (based on 1/31/99 net assets)

Finance & Insurance                                                        14.1%
 ................................................................................
Banks                                                                      13.5%
 ................................................................................
Information Services & Technology                                          12.8%
 ................................................................................
Utilities--Telephone                                                        7.1%
 ................................................................................
Electrical Equipment & Services                                             5.3%
 ................................................................................

As investors became more concerned that economic growth would slow, we started seeing some attractive values in cyclical industries, such as auto manufacturing, retailing, basic materials, chemicals and transportation. Cyclical industries are those whose earnings tend to be closely tied to the business cycle. Companies in these industries tend to do well when the economy is expanding. Because their stocks run in and out of favor, they sometimes represent opportunities for value investors.

We added to the Fund's position in General Motors after its stock price fell in last summer's strike. That has been a good investment for us. Other consumer cyclicals added to the portfolio included Federated Department Stores and Tommy Hilfiger, the clothing company. Both have done well for the Fund.

In basic materials we added Louisiana Pacific, a lumber and buildings materials company; Morton International, a specialty chemicals company; Stone Smurfit Container; and British Steel and A.K. Steel. In transportation, we added C.N.F. Transportation, a truck and air freight company.

The Fund's weighting in communications services rose from 1.8% to 7.4% during the period. The most significant move was adding to the investment in AT&T, which has been a strong performer for the Fund.

Large-company, growth stocks have been market leaders for more than two years. How has this affected your strategy as a value manager?

At the beginning of 1999, we were seeing some strength in companies with sensitivity to the economic cycle, which often are value stocks. At the same time, I would have to say that large company growth stocks still appear to be leading the market.

We have not changed our investment approach. We still focus on the value of a company, which we define as the present value of future cash flow. We take growth rates into account when we do a valuation. We try to find rapidly growing companies that are at attractive prices. Value and growth are opposite sides of the same coin. We are not bogged down in buying broken companies, i.e., companies that are in poor businesses, have a poor competitive position or bad management. The overall characteristics of the Fund are of value, however, with a lower portfolio price/earnings ratio than the overall market.

Our outlook for value stocks is very positive. Typically, when investors are optimistic about the economy--as they seem to be--value does better.

A good illustration of our investment style is the Fund's position in Oracle Corp, a large, database software company. This is the type of company many people would not associate with the value style; however, it showed up on our screen when its earnings became depressed as it was rolling out new products. It was a fallen growth stock that had underperformed for a couple of years. The stock price had declined from more than $40 a share to between $20 and $30 when we started buying it. The stock then turned around and rose to $60 a share, when we started cutting back to take profits. This is an example of how we can remain true to the value style, with a low portfolio price/earnings ratio, and still invest in rapidly growing areas from time to time if valuations allow it. We keep our discipline because we believe it will work in the long run.

                               E V E R G R E E N
                                  Value Fund

                          Portfolio Manager Interview

                            Top 10 Equity Holdings
                         -----------------------------
                         (based on 1/31/99 net assets)

Oracle Systems Corp.                                                      3.2%
 ................................................................................
Bankamerica Corp.                                                         2.7%
 ................................................................................
Pharmacia & Upjohn, Inc.                                                  2.4%
 ................................................................................
Waste Management, Inc.                                                    2.2%
 ................................................................................
Fleet Financial Group, Inc.                                               2.2%
 ................................................................................
Tommy Hilfiger Corp.                                                      2.2%
 ................................................................................
AT&T Corp.                                                                2.1%
 ................................................................................
Chase Manhattan Corp.                                                     2.1%
 ................................................................................
Citigroup, Inc.                                                           2.0%
 ................................................................................
Louisiana Pacific Corp.                                                   2.0%
 ................................................................................

What is your general outlook?

Lots of people look at current valuations in the market and say they are high. It is true that valuations are high when you look at historical averages; however, they are not high when compared to other periods in which inflation was very low.

We think the market's current valuations make sense, given the very low inflation and interest rates. Investors will pay higher values for any given level of earnings when interest rates are low. That's a fundamental tenet of Finance 101. While others say earnings are cyclically above normal, we see many cyclical companies that already have earnings at depressed levels. They represent opportunities for value investors.

We also believe there is another, secular component to the economy that gives us reason for encouragement. This is the trend of corporate management to use technology to improve productivity and to be more judicious in the use of capital. Management today is not just building headquarters and facilities willy-nilly. They are investing to earn a return, which is positive for profitability. We believe management today is smarter.

While we think a lot of the easy money has been made in the stock market, we think there will be opportunities for disciplined value investors. We will view market setbacks as buying opportunities. We think the economy will grow over the long run, and expect the earnings of companies in our portfolio will grow.

                               E V E R G R E E N
                                Blue Chip Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                             Six Months Ended
                                             January 31, 1999   Period Ended
                                              (Unaudited) #   July 31, 1998 (a)
CLASS A SHARES
Net asset value, beginning of period             $  30.42         $  27.39
                                                 --------         --------
 ...............................................................................
Income from investment operations
 ...............................................................................
Net investment income                                0.05             0.08
 ...............................................................................
Net realized and unrealized gains or losses
 on securities and foreign currency related
 transactions                                        3.50             3.01
                                                 --------         --------
 ...............................................................................
Total from investment operations                     3.55             3.09
                                                 --------         --------
 ...............................................................................
Less distributions to shareholders from
 ...............................................................................
Net investment income                               (0.03)           (0.06)
 ...............................................................................
Net realized gains                                  (2.38)               0
                                                 --------         --------
 ...............................................................................
Total distributions to shareholders                 (2.41)           (0.06)
                                                 --------         --------
 ...............................................................................
Net asset value, end of period                   $  31.56         $  30.42
                                                 --------         --------
 ...............................................................................
Total return*                                       12.58%           11.29%
 ...............................................................................
Ratios and supplemental data
 ...............................................................................
Net assets, end of period (thousands)            $340,293         $284,735
 ...............................................................................
Ratios to average net assets
 Expenses                                            1.22%+           1.20%+
 ...............................................................................
 Net investment income                               0.42%+           0.49%+
 ...............................................................................
Portfolio turnover rate                                73%             112%
 ...............................................................................

                         Six Months Ended                          Year Ended August 31,
                         January 31, 1999   Period Ended    --------------------------------------
                          (Unaudited) #   July 31, 1998 (b)   1997      1996      1995      1994
CLASS B SHARES
Net asset value,
 beginning of period         $  30.35         $  29.79      $  25.05  $  22.98  $  23.21  $  25.42
                             --------         --------      --------  --------  --------  --------
 .....................................................................................................
Income from investment
 operations
 .....................................................................................................
Net investment income           (0.05)           (0.12)         0.15      0.12      0.25      0.16
 .....................................................................................................
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions            3.43             5.72          7.97      3.69      2.66     (0.35)
                             --------         --------      --------  --------  --------  --------
Total from investment
 operations                      3.38             5.60          8.12      3.81      2.91     (0.19)
                             --------         --------      --------  --------  --------  --------
 .....................................................................................................

Less distributions to
 shareholders from
Net realized gains              (2.38)           (4.96)        (3.18)    (0.98)    (2.78)    (1.74)
                             --------         --------      --------  --------  --------  --------
 .....................................................................................................
Net investment income               0            (0.08)        (0.20)    (0.76)    (0.36)    (0.28)
 .....................................................................................................
Total distributions to
 shareholders                   (2.38)           (5.04)        (3.38)    (1.74)    (3.14)    (2.02)
                             --------         --------      --------  --------  --------  --------
 .....................................................................................................
Net asset value, end of
 period                      $  31.35         $  30.35      $  29.79  $  25.05  $  22.98  $  23.21
                             --------         --------      --------  --------  --------  --------
 .....................................................................................................
Total return*                   12.01%           20.89%        34.76%    17.31%    13.87%    (0.72%)
 .....................................................................................................
Ratios and supplemental
 data
 .....................................................................................................
Net assets, end of
 period (thousands)          $140,231         $117,893      $312,935  $224,819  $199,456  $208,532
 .....................................................................................................
Ratios to average net
 assets
 Expenses                        1.97%+           1.68%+        1.57%     1.85%     1.75%     2.07%
 .....................................................................................................
 Net investment income          (0.34%)+         (0.02%)+       0.55%     0.52%     1.09%     0.67%
 .....................................................................................................
Portfolio turnover rate            73%             112%          109%      139%      115%       73%
 .....................................................................................................

(a) For the period from January 20, 1998 (commencement of class operations) to July 31, 1998.
(b) For the eleven months ended July 31, 1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998.
*   Excluding applicable sales charges.
+   Annualized.
# Net investment income is based on average shares outstanding throughout the period.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                                Blue Chip Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                             Six Months Ended
                                             January 31, 1999   Period Ended
                                              (Unaudited) #   July 31, 1998 (a)
 CLASS C SHARES
 Net asset value, beginning of period             $30.40           $27.70
                                                  ------           ------
 .................................................................................
 Income from investment operations
 .................................................................................
 Net investment income                             (0.05)               0
 .................................................................................
 Net realized and unrealized gains or
  losses on securities and foreign currency
  related transactions                              3.46             2.72
                                                  ------           ------
 .................................................................................
 Total from investment operations                   3.41             2.72
                                                  ------           ------
 .................................................................................
 Less distributions to shareholders from
 .................................................................................
 Net investment income                                 0            (0.02)
 .................................................................................
 Net realized gains                                (2.38)               0
 .................................................................................
 Total distributions to shareholders               (2.38)           (0.02)
                                                  ------           ------
 .................................................................................
 Net asset value, end of period                   $31.43           $30.40
                                                  ------           ------
 .................................................................................
 Total return*                                     12.09%            9.80%
 .................................................................................
 Ratios and supplemental data
 .................................................................................
 Net assets, end of period (thousands)            $  885           $  780
 .................................................................................
 Ratios to average net assets
 Expenses                                           1.98%+           2.02%+
 .................................................................................
 Net investment income                             (0.38%)+         (0.27%)+
 .................................................................................
 Portfolio turnover rate                              73%             112%
 .................................................................................

(a) For the period from January 22, 1998 (commencement of class operations) to July 31, 1998.
*   Excluding applicable sales charges.
+   Annualized.
# Net investment income is based on average shares outstanding throughout the period.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                              Equity Income Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                           Year Ended July
                                                 31,          Year Ended November 30,
                          Six Months Ended ----------------   -------------------------
                          January 31, 1999           1997
                            (Unaudited)     1998      (a)      1996     1995     1994
 CLASS A SHARES
 Net asset value,
  beginning of period         $ 21.65      $ 20.69  $ 17.33   $ 13.83  $ 11.75  $ 12.31
                              -------      -------  -------   -------  -------  -------
 ...........................................................................................
 Income from investment
  operations
 ...........................................................................................
 Net investment income           0.14         0.21     0.18      0.26     0.25     0.24
 ...........................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.33         2.46     3.34      3.83     2.80    (0.56)
                              -------      -------  -------   -------  -------  -------
 Total from investment
  operations                     0.47         2.67     3.52      4.09     3.05    (0.32)
                              -------      -------  -------   -------  -------  -------
 ...........................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (2.74)       (1.52)       0     (0.33)   (0.65)       0
                              -------      -------  -------   -------  -------  -------
 ...........................................................................................
 Net investment income          (0.12)       (0.19)   (0.16)    (0.26)   (0.32)   (0.24)
 ...........................................................................................
 Total distributions to
  shareholders                  (2.86)       (1.71)   (0.16)    (0.59)   (0.97)   (0.24)
                              -------      -------  -------   -------  -------  -------
 ...........................................................................................
 Net asset value, end of
  period                      $ 19.26      $ 21.65  $ 20.69   $ 17.33  $ 13.83  $ 11.75
                              -------      -------  -------   -------  -------  -------
 ...........................................................................................
 Total return*                   2.47%       13.85%   20.40%    29.83%   26.57%   (2.65%)
 ...........................................................................................
 Ratios and supplemental
  data
 ...........................................................................................
 Net assets, end of
  period (thousands)          $52,669      $52,667  $47,812   $40,487  $27,037  $23,162
 ...........................................................................................
 Ratios to average net
  assets
 Expenses                        1.24%+       1.21%    1.24%+    1.41%    1.69%    1.59%
 ...........................................................................................
 Net investment income           1.55%+       1.01%    1.46%+    1.66%    1.94%    1.93%
 ...........................................................................................
 Portfolio turnover rate           65%          66%      41%       41%      77%      57%
 ...........................................................................................

                                            Year Ended July      Year Ended November
                          Six Months Ended        31,                    30,
                          January 31, 1999 ------------------   ------------------------
                            (Unaudited)      1998    1997 (a)    1996     1995     1994
 CLASS B SHARES
 Net asset value,
  beginning of period         $ 21.56      $  20.63  $ 17.31    $ 13.84  $ 11.77  $12.32
                              -------      --------  -------    -------  -------  ------
 ...........................................................................................
 Income from investment
  operations
 ...........................................................................................
 Net investment income           0.08          0.06     0.09       0.15     0.15    0.15
 ...........................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.31          2.45     3.31       3.80     2.82   (0.56)
                              -------      --------  -------    -------  -------  ------
 ...........................................................................................
 Total from investment
  operations                     0.39          2.51     3.40       3.95     2.97   (0.41)
                              -------      --------  -------    -------  -------  ------
 ...........................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (2.74)        (1.52)       0      (0.33)   (0.65)      0
                              -------      --------  -------    -------  -------  ------
 ...........................................................................................
 Net investment income          (0.06)        (0.06)   (0.08)     (0.15)   (0.25)  (0.14)
 ...........................................................................................
 Total distributions to
  shareholders                  (2.80)        (1.58)   (0.08)     (0.48)   (0.90)  (0.14)
                              -------      --------  -------    -------  -------  ------
 ...........................................................................................
 Net asset value, end of
  period                      $ 19.15      $  21.56  $ 20.63    $ 17.31  $ 13.84  $11.77
                              -------      --------  -------    -------  -------  ------
 ...........................................................................................
 Total return*                   2.08%        13.01%   19.68%     28.73%   25.59%  (3.36%)
 ...........................................................................................
 Ratios and supplemental
  data
 ...........................................................................................
 Net assets, end of
  period (thousands)          $90,736      $105,748  $94,309    $43,526  $20,605  $7,314
 ...........................................................................................
 Ratios to average net
  assets
 Expenses                        1.99%+        1.97%    2.02%+     2.18%    2.47%   2.31%
 ...........................................................................................
 Net investment income           0.79%+        0.25%    0.58%+     0.88%    1.06%   1.27%
 ...........................................................................................
 Portfolio turnover rate           65%           66%      41%        41%      77%     57%
 ...........................................................................................

(a) For the eight months ended July 31, 1997. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
+   Annualized.

                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                              Equity Income Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                           Year Ended July     Year Ended November
                                                 31,                   30,
                          Six Months Ended ----------------   -----------------------
                          January 31, 1999           1997
                           (Unaudited) #    1998      (a)      1996     1995    1994
 CLASS C SHARES
 Net asset value,
  beginning of period         $ 21.58      $ 20.65  $ 17.32   $ 13.85  $11.78  $12.33
                              -------      -------  -------   -------  ------  ------
 ...........................................................................................
 Income from investment
  operations
 ...........................................................................................
 Net investment income           0.08         0.05     0.09      0.14    0.16    0.15
 ...........................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.31         2.46     3.32      3.81    2.81   (0.56)
                              -------      -------  -------   -------  ------  ------
 ...........................................................................................
 Total from investment
  operations                     0.39         2.51     3.41      3.95    2.97   (0.41)
                              -------      -------  -------   -------  ------  ------
 ...........................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (2.74)       (1.52)       0     (0.33)  (0.65)      0
                              -------      -------  -------   -------  ------  ------
 ...........................................................................................
 Net investment income          (0.06)       (0.06)   (0.08)    (0.15)  (0.25)  (0.14)
 ...........................................................................................
 Total distributions to
  shareholders                  (2.80)       (1.58)   (0.08)    (0.48)  (0.90)  (0.14)
                              -------      -------  -------   -------  ------  ------
 ...........................................................................................
 Net asset value, end of
  period                      $ 19.17      $ 21.58  $ 20.65   $ 17.32  $13.85  $11.78
                              -------      -------  -------   -------  ------  ------
 ...........................................................................................
 Total return*                   2.08%       12.99%   19.73%    28.71%  25.57%  (3.36%)
 ...........................................................................................
 Ratios and supplemental
  data
 ...........................................................................................
 Net assets, end of
  period (thousands)          $19,383      $20,851  $21,125   $14,562  $9,503  $5,968
 ...........................................................................................
 Ratios to average net
  assets
 Expenses                        1.99%+       1.97%    2.01%+    2.17%   2.47%   2.34%
 ...........................................................................................
 Net investment income           0.80%+       0.25%    0.66%+    0.89%   1.16%   1.21%
 ...........................................................................................
 Portfolio turnover rate           65%          66%      41%       41%     77%     57%
 ...........................................................................................

                                                              Year Ended July
                                             Six Months Ended       31,
                                             January 31, 1999 ----------------
                                              (Unaudited) #    1998   1997 (b)
CLASS Y SHARES
Net asset value, beginning of period              $21.61      $20.62   $17.74
                                                  ------      ------   ------
 ...........................................................................................
Income from investment operations
 ...........................................................................................
Net investment income                               0.17        0.24     0.18
 ...........................................................................................
Net realized and unrealized gains or losses
 on securities and foreign currency related
 transactions                                       0.32        2.51     2.86
                                                  ------      ------   ------
 ...........................................................................................
Total from investment operations                    0.49        2.75     3.04
                                                  ------      ------   ------
 ...........................................................................................
Less distributions to shareholders from
 ...........................................................................................
Net investment income                              (0.15)      (0.24)   (0.16)
 ...........................................................................................
Net realized gains                                 (2.74)      (1.52)       0
                                                  ------      ------   ------
 ...........................................................................................
Total distributions to shareholders                (2.89)      (1.76)   (0.16)
                                                  ------      ------   ------
 ...........................................................................................
Net asset value, end of period                    $19.21      $21.61   $20.62
                                                  ------      ------   ------
 ...........................................................................................
Total return                                        2.56%      14.29%   17.22%
 ...........................................................................................
Ratios and supplemental data
 ...........................................................................................
Net assets, end of period (thousands)             $  249      $  111   $   93
 ...........................................................................................
Ratios to average net assets
 Total expenses                                     0.99%+      0.93%    1.34%+
 ...........................................................................................
 Net investment income                              1.79%+      1.31%    0.79%+
 ...........................................................................................
Portfolio turnover rate                               65%         66%      41%
 ...........................................................................................

(a) For the eight months ended July 31, 1997. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.
(b) For the period from January 13, 1997 (commencement of class operations) to July 31, 1997.
*   Excluding applicable sales charges.
+   Annualized.
# Net investment income is based on average shares outstanding throughout the period.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                            Growth and Income Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                           Year Ended July     Year Ended
                          Six Months Ended       31,          December 31,
                          January 31, 1999 ----------------  ----------------
                            (Unaudited)     1998   1997 (b)   1996   1995 (a)
 CLASS A SHARES
 Net asset value,
  beginning of period          $29.14      $27.26   $22.53   $18.63   $14.48
                               ------      ------   ------   ------   ------
 .................................................................................
 Income from investment
  operations
 .................................................................................
 Net investment income           0.07        0.16     0.08     0.12     0.13
 .................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.07        2.86     4.72     4.26     4.64
                               ------      ------   ------   ------   ------
 .................................................................................
 Total from investment
  operations                     0.14        3.02     4.80     4.38     4.77
                               ------      ------   ------   ------   ------
 .................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (0.78)      (1.01)       0    (0.35)   (0.48)
                               ------      ------   ------   ------   ------
 .................................................................................
 Net investment income          (0.06)      (0.13)   (0.07)   (0.13)   (0.14)
 .................................................................................
 Total distributions to
  shareholders                  (0.84)      (1.14)   (0.07)   (0.48)   (0.62)
                               ------      ------   ------   ------   ------
 .................................................................................
 Net asset value, end of
  period                       $28.44      $29.14   $27.26   $22.53   $18.63
                               ------      ------   ------   ------   ------
 .................................................................................
 Total return*                   0.53%      11.26%   21.33%   23.50%   33.00%
 .................................................................................
 Ratios and supplemental
  data
 .................................................................................
 Net assets, end of
  period (millions)            $  286      $  296   $  166   $   85   $   19
 .................................................................................
 Ratios to average net
  assets
 Expenses                        1.46%+      1.46%    1.47%+   1.41%    1.55%+
 .................................................................................
 Net investment income           0.53%+      0.61%    0.57%+   0.70%    0.99%+
 .................................................................................
 Portfolio turnover rate            7%         20%       6%      14%      17%
 .................................................................................

                                           Year Ended July       Year Ended
                          Six Months Ended       31,            December 31,
                          January 31, 1999 -----------------   -----------------
                            (Unaudited)     1998    1997 (b)    1996    1995 (a)
 CLASS B SHARES
 Net asset value,
  beginning of period          $28.88      $27.10    $22.43    $18.59    $14.48
                               ------      ------    ------    ------    ------
 .................................................................................
 Income from investment
  operations
 .................................................................................
 Net investment income          (0.03)      (0.02)    (0.02)        0      0.05
 .................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.07        2.81      4.69      4.20      4.61
                               ------      ------    ------    ------    ------
 .................................................................................
 Total from investment
  operations                     0.04        2.79      4.67      4.20      4.66
                               ------      ------    ------    ------    ------
 .................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (0.78)      (1.01)        0     (0.35)    (0.48)
                               ------      ------    ------    ------    ------
 .................................................................................
 Net investment income              0           0         0     (0.01)    (0.07)
 .................................................................................
 Total distributions to
  shareholders                  (0.78)      (1.01)        0     (0.36)    (0.55)
                               ------      ------    ------    ------    ------
 .................................................................................
 Net asset value, end of
  period                       $28.14      $28.88    $27.10    $22.43    $18.59
                               ------      ------    ------    ------    ------
 .................................................................................
 Total return*                   0.17%      10.44%    20.82%    22.60%    32.20%
 .................................................................................
 Ratios and supplemental
  data
 .................................................................................
 Net assets, end of
  period (millions)            $  985      $1,000    $  542    $  245    $   46
 .................................................................................
 Ratios to average net
  assets
 Expenses                        2.21%+      2.21%     2.25%+    2.17%     2.24%+
 .................................................................................
 Net investment income          (0.22%)+    (0.14%)   (0.19%)+  (0.06%)    0.30%+
 .................................................................................
 Portfolio turnover rate            7%         20%        6%       14%       17%
 .................................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
+   Annualized.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                            Growth and Income Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                         Six Months Ended Year Ended July 31,       Year Ended December 31,
                         January 31, 1999 -----------------------   ---------------------------
                           (Unaudited)      1998       1997 (b)        1996         1995 (a)
CLASS C SHARES
Net asset value,
 beginning of period          $28.89      $   27.10    $   22.43    $     18.58    $     14.48
                              ------      ---------    ---------    -----------    -----------
 ...................................................................................................
Income from investment
 operations
 ...................................................................................................
Net investment income          (0.03)         (0.02)       (0.02)             0           0.06
 ...................................................................................................
Net realized and
 unrealized gains or
 losses on securities
 and foreign currency
 related transactions           0.07           2.82         4.69           4.21           4.60
                              ------      ---------    ---------    -----------    -----------
 ...................................................................................................
Total from investment
 operations                     0.04           2.80         4.67           4.21           4.66
                              ------      ---------    ---------    -----------    -----------
 ...................................................................................................
Less distributions to
 shareholders from
 ...................................................................................................
Net investment income              0              0            0          (0.01)         (0.08)
 ...................................................................................................
Net realized gains             (0.78)         (1.01)           0          (0.35)         (0.48)
                              ------      ---------    ---------    -----------    -----------
 ...................................................................................................
Total distributions to
 shareholders                  (0.78)         (1.01)           0          (0.36)         (0.56)
                              ------      ---------    ---------    -----------    -----------
 ...................................................................................................
Net asset value, end of
 period                       $28.15      $   28.89    $   27.10    $     22.43    $     18.58
                              ------      ---------    ---------    -----------    -----------
 ...................................................................................................
Total return*                   0.20%         10.47%       20.82%         22.60%         32.20%
 ...................................................................................................
Ratios and supplemental
 data
 ...................................................................................................
Net assets, end of
 period (millions)            $   46      $      50    $      24    $        10    $        20
 ...................................................................................................
Ratios to average net
 assets
 Expenses                       2.21%+         2.21%        2.25%+         2.17%          2.15%+
 ...................................................................................................
 Net investment income         (0.22%)+       (0.13%)      (0.19%)+       (0.06%)         0.35%+
 ...................................................................................................
Portfolio turnover rate            7%            20%           6%            14%            17%
 ...................................................................................................

                          Six Months Ended Year Ended July 31,     Year Ended December 31,
                          January 31, 1999 ----------------------  -------------------------
                            (Unaudited)      1998      1997 (b)     1996     1995     1994
 CLASS Y SHARES
 Net asset value,
  beginning of period          $29.19      $   27.29   $   22.55   $ 18.64  $ 14.52  $ 15.41
                               ------      ---------   ---------   -------  -------  -------
 ...................................................................................................
 Income from investment
  operations
 ...................................................................................................
 Net investment income           0.11           0.24        0.11      0.18     0.18     0.14
 ...................................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.07           2.87        4.73      4.25     4.59     0.12
                               ------      ---------   ---------   -------  -------  -------
 ...................................................................................................
 Total from investment
  operations                     0.18           3.11        4.84      4.43     4.77     0.26
                               ------      ---------   ---------   -------  -------  -------
 ...................................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (0.78)         (1.01)          0     (0.35)   (0.48)   (1.01)
                               ------      ---------   ---------   -------  -------  -------
 ...................................................................................................
 Net investment income          (0.09)         (0.20)      (0.10)    (0.17)   (0.17)   (0.14)
 ...................................................................................................
 Total distributions to
  shareholders                  (0.87)         (1.21)         (0)    (0.52)   (0.65)   (1.15)
                               ------      ---------   ---------   -------  -------  -------
 ...................................................................................................
 Net asset value, end of
  period                       $28.50      $   29.19   $   27.29   $ 22.55  $ 18.64  $ 14.52
                               ------      ---------   ---------   -------  -------  -------
 ...................................................................................................
 Total return                    0.67%         11.56%      21.52%    23.80%   32.90%    1.70%
 ...................................................................................................
 Ratios and supplemental
  data
 ...................................................................................................
 Net assets, end of
  period (millions)            $  752      $     801   $     616   $   442  $   141  $    73
 ...................................................................................................
 Ratios to average net
  assets
 Expenses                        1.21%+         1.20%       1.21%+    1.16%    1.27%    1.33%
 ...................................................................................................
 Net investment income           0.78%+         0.86%       0.82%+    0.93%    1.11%    0.96%
 ...................................................................................................
 Portfolio turnover rate            7%            20%          6%       14%      17%      29%
 ...................................................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
 *  Excluding applicable sales charges.
 +  Annualized.


                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                            Income and Growth Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended Year Ended July 31,      Year Ended January 31,
                          January 31, 1999 -----------------------  --------------------------
                            (Unaudited)      1998     1997 (b) #     1997     1996    1995 (a)
 CLASS A SHARES
 Net asset value,
  beginning of period         $ 23.19      $   23.94   $   21.79    $20.15   $17.28    $17.09
                              -------      ---------   ---------    ------   ------    ------
 ..................................................................................................
 Income from investment
  operations
 ..................................................................................................
 Net investment income           0.44           1.05        0.52      1.02     1.01      0.02
 ..................................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          (0.49)          0.81        2.15      1.67     2.94      0.17
                              -------      ---------   ---------    ------   ------    ------
 ..................................................................................................
 Total from investment
  operations                    (0.05)          1.86        2.67      2.69     3.95      0.19
                              -------      ---------   ---------    ------   ------    ------
 ..................................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (2.13)         (1.59)          0         0        0         0
                              -------      ---------   ---------    ------   ------    ------
 ..................................................................................................
 Net investment income          (0.42)         (1.02)      (0.52)    (1.05)   (1.08)        0
 ..................................................................................................
 Total distributions to
  shareholders                  (2.55)         (2.61)      (0.52)    (1.05)   (1.08)        0
                              -------      ---------   ---------    ------   ------    ------
 ..................................................................................................
 Net asset value, end of
  period                      $ 20.59      $   23.19   $   23.94    $21.79   $20.15    $17.28
                              -------      ---------   ---------    ------   ------    ------
 ..................................................................................................
 Total return*                  (0.11%)         7.93%      12.45%    13.80%   23.40%     1.10%
 ..................................................................................................
 Ratios and supplemental
  data
 ..................................................................................................
 Net assets, end of
  period (thousands)          $13,379      $  15,005   $  11,955    $9,678   $4,412    $  119
 ..................................................................................................
 Ratios to average net
  assets
 ..................................................................................................
 Expenses                        1.50%+         1.50%       1.45%+    1.44%    1.36%     1.45%+
 ..................................................................................................
 Net investment income           4.15%+         4.20%       4.69%+    4.93%    5.39%     4.09%+
 ..................................................................................................
 Portfolio turnover rate           43%           133%         72%      168%     138%      151%
 ..................................................................................................

                          Six Months Ended Year Ended July 31,       Year Ended January 31,
                          January 31, 1999 -----------------------  --------------------------
                            (Unaudited)      1998     1997 (b) #     1997     1996    1995 (a)
 CLASS B SHARES
 Net asset value,
  beginning of period         $ 23.04      $   23.81   $   21.69    $ 20.08  $ 17.28   $17.09
                              -------      ---------   ---------    -------  -------   ------
 ..................................................................................................
 Income from investment
  operations
 ..................................................................................................
 Net investment income           0.34           0.86        0.43       0.89     0.91     0.02
 ..................................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          (0.47)          0.81        2.15       1.64     2.87     0.17
                              -------      ---------   ---------    -------  -------   ------
 ..................................................................................................
 Total from investment
  operations                    (0.13)          1.67        2.58       2.53     3.78     0.19
                              -------      ---------   ---------    -------  -------   ------
 ..................................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (2.13)         (1.59)          0          0        0        0
                              -------      ---------   ---------    -------  -------   ------
 ..................................................................................................
 Net investment income          (0.37)         (0.85)      (0.46)     (0.92)   (0.98)       0
 ..................................................................................................
 Total distributions to
  shareholders                  (2.50)         (2.44)      (0.46)     (0.92)   (0.98)       0
                              -------      ---------   ---------    -------  -------   ------
 ..................................................................................................
 Net asset value, end of
  period                      $ 20.41      $   23.04   $   23.81    $ 21.69  $ 20.08   $17.28
                              -------      ---------   ---------    -------  -------   ------
 ..................................................................................................
 Total return*                  (0.48%)         7.13%      12.06%     13.00%   22.40%    1.10%
 ..................................................................................................
 Ratios and supplemental
  data
 ..................................................................................................
 Net assets, end of
  period (thousands)          $51,033      $  54,544   $  43,977    $35,323  $14,750   $  599
 ..................................................................................................
 Ratios to average net
  assets
 ..................................................................................................
 Expenses                        2.25%+         2.25%       2.20%+     2.19%    2.11%    2.23%+
 ..................................................................................................
 Net investment income           3.39%+         3.46%       3.94%+     4.17%    4.69%    3.23%+
 ..................................................................................................
 Portfolio turnover rate           43%           133%         72%       168%     138%     151%
 ..................................................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to January 31, 1995.
(b) For the six months ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
 *  Excluding applicable sales charges.
 # Net investment income is based on average shares outstanding throughout the period.
 +  Annualized.

                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                            Income and Growth Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended   Year Ended July 31,     Year Ended January 31,
                          January 31, 1999 -----------------------  ------------------------
                            (Unaudited)      1998      1997 (b) #    1997    1996   1995 (a)
 CLASS C SHARES
 Net asset value,
  beginning of period          $23.04      $   23.81    $   21.69   $20.08  $17.27   $17.09
                               ------      ---------    ---------   ------  ------   ------
 ...............................................................................................
 Income from investment
  operations
 ...............................................................................................
 Net investment income           0.36           0.87         0.44     0.87    0.90     0.01
 ...............................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          (0.49)          0.80         2.14     1.66    2.89     0.17
                               ------      ---------    ---------   ------  ------   ------
 ...............................................................................................
 Total from investment
  operations                    (0.13)          1.67         2.58     2.53    3.79     0.18
                               ------      ---------    ---------   ------  ------   ------
 ...............................................................................................
 Less distributions to
  shareholders from
 ...............................................................................................
 Net investment income          (0.37)         (0.85)       (0.46)   (0.92)  (0.98)       0
 ...............................................................................................
 Net realized gains             (2.13)         (1.59)           0        0       0        0
                               ------      ---------    ---------   ------  ------   ------
 ...............................................................................................
 Total distributions to
  shareholders                  (2.50)         (2.44)       (0.46)   (0.92)  (0.98)       0
                               ------      ---------    ---------   ------  ------   ------
 ...............................................................................................
 Net asset value, end of
  period                       $20.41      $   23.04    $   23.81   $21.69  $20.08   $17.27
                               ------      ---------    ---------   ------  ------   ------
 ...............................................................................................
 Total return*                  (0.48%)         7.13%       12.06%   12.90%  22.40%    1.10%
 ...............................................................................................
 Ratios and supplemental
  data
 ...............................................................................................
 Net assets, end of
  period (thousands)           $1,074      $   1,259    $     950   $  982  $  523   $   24
 ...............................................................................................
 Ratios to average net
  assets
 Expenses                        2.25%+         2.25%        2.20%+   2.19%   2.11%    2.22%+
 ...............................................................................................
 Net investment income           3.36%+         3.48%        4.06%+   4.15%   4.67%    2.68%+
 ...............................................................................................
 Portfolio turnover rate           43%           133%          72%     168%    138%     151%
 ...............................................................................................

                          Six Months Ended   Year Ended July 31,    Year Ended January 31,
                          January 31, 1999 ----------------------  ------------------------    Year Ended
                            (Unaudited)       1998      1997 (b)    1997   1996   1995 (c)   March 31, 1994
 CLASS Y SHARES
 Net asset value,
  beginning of period          $23.22      $   23.98   $   21.81   $20.16  $17.28   $18.29       $20.90
                               ------      ---------   ---------   ------  ------   ------       ------
 ................................................................................................................
 Income from investment
  operations
 ................................................................................................................
 Net investment income           0.46           1.02        0.55     1.08    1.10     0.87         1.08
 ................................................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          (0.47)          0.89        2.16     1.66    2.87    (0.55)       (1.41)
                               ------      ---------   ---------   ------  ------   ------       ------
 ................................................................................................................
 Total from investment
  operations                    (0.01)          1.91        2.71     2.74    3.97     0.32        (0.33)
                               ------      ---------   ---------   ------  ------   ------       ------
 ................................................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (2.13)         (1.59)          0        0       0    (0.25)       (1.20)
                               ------      ---------   ---------   ------  ------   ------       ------
 ................................................................................................................
 Net investment income          (0.48)         (1.08)      (0.54)   (1.09)  (1.09)   (1.08)       (1.08)
 ................................................................................................................
 Total distributions to
  shareholders                  (2.61)         (2.67)      (0.54)   (1.09)  (1.09)   (1.33)       (2.28)
                               ------      ---------   ---------   ------  ------   ------       ------
 ................................................................................................................
 Net asset value, end of
  period                       $20.60      $   23.22   $   23.98   $21.81  $20.16   $17.28       $18.29
                               ------      ---------   ---------   ------  ------   ------       ------
 ................................................................................................................
 Total return                    0.05%          8.16%      12.65%   14.10%  23.50%    1.90%       (2.10%)
 ................................................................................................................
 Ratios and supplemental
  data
 ................................................................................................................
 Net assets, end of
  period (millions)            $  807      $     880   $     900   $  858  $  914   $  942       $1,065
 ................................................................................................................
 Ratios to average net
  assets
 Expenses                        1.25%+         1.25%       1.20%+   1.18%   1.19%    1.24%+       1.18%
 ................................................................................................................
 Net investment income           4.39%+         4.46%       4.97%+   5.14%   5.70%    5.70%+       5.29%
 ................................................................................................................
 Portfolio turnover rate           43%           133%         72%     168%    138%     151%         106%
 ................................................................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to January 31, 1995.
(b) For the six months ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
(c) For the ten months ended January 31, 1995. The Fund changed its fiscal year end from March 31 to January 31, effective January 31, 1995.
 * Excluding applicable sales charges.
 # Net investment income is based on average shares outstanding throughout the period.
 + Annualized.


                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                             Small Cap Value Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Year Ended July      Year Ended
                          Six Months Ended        31,           December 31,
                          January 31, 1999 ------------------- ----------------
                            (Unaudited)     1998    1997 (b) #  1996   1995 (a)
 CLASS A SHARES
 Net asset value,
  beginning of period         $ 15.75      $ 15.69    $13.10   $11.57   $ 9.64
                              -------      -------    ------   ------   ------
 ..................................................................................
 Income from investment
  operations
 ..................................................................................
 Net investment income           0.16         0.29      0.14     0.34     0.34
 ..................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          (0.94)        0.24      2.59     2.13     2.45
                              -------      -------    ------   ------   ------
 ..................................................................................
 Total from investment
  operations                    (0.78)        0.53      2.73     2.47     2.79
                              -------      -------    ------   ------   ------
 ..................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (0.18)       (0.19)    (0.01)   (0.60)   (0.49)
                              -------      -------    ------   ------   ------
 ..................................................................................
 Net investment income          (0.18)       (0.28)    (0.13)   (0.34)   (0.37)
 ..................................................................................
 Total distributions to
  shareholders                  (0.36)       (0.47)    (0.14)   (0.94)   (0.86)
                              -------      -------    ------   ------   ------
 ..................................................................................
 Net asset value, end of
  period                      $ 14.61      $ 15.75    $15.69   $13.10   $11.57
                              -------      -------    ------   ------   ------
 ..................................................................................
 Total return*                  (4.96%)       3.24%    20.99%   22.00%   29.50%
 ..................................................................................
 Ratios and supplemental
  data
 ..................................................................................
 Net assets, end of
  period (thousands)          $74,510      $54,142    $4,239   $  336   $  216
 ..................................................................................
 Ratios to average net
  assets
 Expenses                        1.61%+       1.68%     1.71%+   1.75%    1.75%+
 ..................................................................................
 Net investment income           2.32%+       1.95%     1.88%+   3.08%    3.39%+
 ..................................................................................
 Portfolio turnover rate           28%          18%       13%      50%      48%
 ..................................................................................

                                                                  Year Ended
                          Six Months Ended  Year Ended July 31,   December 31,
                          January 31, 1999 -------------------- ----------------
                            (Unaudited)      1998    1997 (b) #  1996   1995 (a)
 CLASS B SHARES
 Net asset value,
  beginning of period         $  15.67     $  15.64    $13.09   $11.57   $ 9.64
                              --------     --------    ------   ------   ------
 ..................................................................................
 Income from investment
  operations
 ..................................................................................
 Net investment income            0.12         0.19      0.08     0.27     0.28
 ..................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           (0.96)        0.22      2.57     2.11     2.43
                              --------     --------    ------   ------   ------
 ..................................................................................
 Total from investment
  operations                     (0.84)        0.41      2.65     2.38     2.71
                              --------     --------    ------   ------   ------
 ..................................................................................
 Less distributions to
  shareholders from
 Net realized gains              (0.18)       (0.19)    (0.01)   (0.60)   (0.49)
                              --------     --------    ------   ------   ------
 ..................................................................................
 Net investment income           (0.12)       (0.19)    (0.09)   (0.26)   (0.29)
 ..................................................................................
 Total distributions to
  shareholders                   (0.30)       (0.38)    (0.10)   (0.86)   (0.78)
                              --------     --------    ------   ------   ------
 ..................................................................................
 Net asset value, end of
  period                      $  14.53     $  15.67    $15.64   $13.09   $11.57
                              --------     --------    ------   ------   ------
 ..................................................................................
 Total return*                   (5.34%)       2.49%    20.37%   21.10%   28.70%
 ..................................................................................
 Ratios and supplemental
  data
 ..................................................................................
 Net assets, end of
  period (thousands)          $125,717     $130,191    $9,462   $  692   $  266
 ..................................................................................
 Ratios to average net
  assets
 ..................................................................................
 Expenses                         2.38%+       2.43%     2.46%+   2.50%    2.50%+
 ..................................................................................
 Net investment income            1.60%+       1.20%     1.12%+   2.39%    2.67%+
 ..................................................................................
 Portfolio turnover rate            28%          18%       13%      50%      48%
 ..................................................................................

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
 * Excluding applicable sales charges.
 # Net investment income is based on average shares outstanding throughout the period.
 + Annualized.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                             Small Cap Value Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                            Year Ended July    Year Ended December
                          Six Months Ended        31,                  31,
                          January 31, 1999 ------------------- ---------------------
                            (Unaudited)     1998    1997 (b) #  1996   1995 (a)
 CLASS C SHARES
 Net asset value,
  beginning of period         $ 15.66      $ 15.63    $13.09   $11.56   $ 9.74
                              -------      -------    ------   ------   ------
 ....................................................................................
 Income from investment
  operations
 ....................................................................................
 Net investment income           0.12         0.19      0.10     0.28     0.28
 ....................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          (0.96)        0.22      2.54     2.10     2.33
                              -------      -------    ------   ------   ------
 ....................................................................................
 Total from investment
  operations                    (0.84)        0.41      2.64     2.38     2.61
                              -------      -------    ------   ------   ------
 ....................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (0.18)       (0.19)    (0.01)   (0.60)   (0.49)
                              -------      -------    ------   ------   ------
 ....................................................................................
 Net investment income          (0.12)       (0.19)    (0.09)   (0.25)   (0.30)
 ....................................................................................
 Total distributions to
  shareholders                  (0.30)       (0.38)    (0.10)   (0.85)   (0.79)
                              -------      -------    ------   ------   ------
 ....................................................................................
 Net asset value, end of
  period                      $ 14.52      $ 15.66    $15.63   $13.09   $11.56
                              -------      -------    ------   ------   ------
 ....................................................................................
 Total return*                  (5.35%)       2.49%    20.30%   21.10%   27.30%
 ....................................................................................
 Ratios and supplemental
  data
 ....................................................................................
 Net assets, end of
  period (thousands)          $25,770      $26,197    $2,770   $   56   $   24
 ....................................................................................
 Ratios to average net
  assets
 Expenses                        2.38%+       2.43%     2.45%+   2.50%    2.50%+
 ....................................................................................
 Net investment income           1.60%+       1.20%     1.20%+   2.33%    2.63%+
 ....................................................................................
 Portfolio turnover rate           28%          18%       13%      50%      48%
 ....................................................................................

                                            Year Ended July
                          Six Months Ended        31,              Year Ended December 31,
                          January 31, 1999 -------------------  ----------------------------------
                            (Unaudited)     1998    1997 (b) #   1996    1995     1994    1993 [c]
 CLASS Y SHARES
 Net asset value,
  beginning of period         $ 15.77      $ 15.71   $ 13.12    $11.58  $ 9.70   $10.15    $10.00
                              -------      -------   -------    ------  ------   ------    ------
 ....................................................................................................
 Income from investment
  operations
 ....................................................................................................
 Net investment income           0.20         0.34      0.19      0.38    0.38     0.34      0.10
 ....................................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions          (0.98)        0.24      2.56      2.13    2.38    (0.41)     0.15
                              -------      -------   -------    ------  ------   ------    ------
 ....................................................................................................
 Total from investment
  operations                    (0.78)        0.58      2.75      2.51    2.76    (0.07)     0.25
                              -------      -------   -------    ------  ------   ------    ------
 ....................................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (0.18)       (0.19)    (0.01)    (0.60)  (0.50)   (0.05)        0
                              -------      -------   -------    ------  ------   ------    ------
 ....................................................................................................
 Net investment income          (0.19)       (0.33)    (0.15)    (0.37)  (0.38)   (0.33)    (0.10)
 ....................................................................................................
 Total distributions to
  shareholders                  (0.37)       (0.52)    (0.16)    (0.97)  (0.88)   (0.38)    (0.10)
                              -------      -------   -------    ------  ------   ------    ------
 ....................................................................................................
 Net asset value, end of
  period                      $ 14.62      $ 15.77   $ 15.71    $13.12  $11.58   $ 9.70    $10.15
                              -------      -------   -------    ------  ------   ------    ------
 ....................................................................................................
 Total return                   (4.90%)       3.57%    21.09%    22.40%  29.10%   (0.70%)    2.50%
 ....................................................................................................
 Ratios and supplemental
  data
 ....................................................................................................
 Net assets, end of
  period (thousands)          $75,244      $96,556   $42,374    $8,592  $4,806   $3,613    $2,236
 ....................................................................................................
 Ratios to average net
  assets
 Expenses                        1.39%+       1.39%     1.39%+    1.50%   1.50%+   1.48%     0.00%+
 ....................................................................................................
 Net investment income           2.61%+       2.23%     2.39%+    3.36%   3.56%    3.72%     4.07%+
 ....................................................................................................
 Portfolio turnover rate           28%          18%       13%       50%     48%       9%       15%
 ....................................................................................................

(a) For the period from January 24, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
(c) For the period from October 1, 1993 (commencement of class operations) to December 31, 1993.
 * Excluding applicable sales charges.
 # Net investment income is based on average shares outstanding throughout the period.
 + Annualized.

                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                                 Utility Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                           Year Ended July
                          Six Months Ended       31,            Year Ended December 31,
                          January 31, 1999 -----------------   ---------------------------
                            (Unaudited)     1998    1997 (b)    1996      1995    1994 (a)
 CLASS A SHARES
 Net asset value,
  beginning of period         $ 11.76      $ 11.45  $ 10.57    $ 10.80  $   9.00   $10.00
                              -------      -------  -------    -------  --------   ------
 ..............................................................................................
 Income from investment
  operations
 ..............................................................................................
 Net investment income           0.23         0.43     0.25       0.41      0.44     0.45
 ..............................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.42         1.44     0.87       0.05      2.25    (1.01)
                              -------      -------  -------    -------  --------   ------
 ..............................................................................................
 Total from investment
  operations                     0.65         1.87     1.12       0.46      2.69    (0.56)
                              -------      -------  -------    -------  --------   ------
 ..............................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (1.28)       (1.12)       0      (0.28)    (0.45)       0
                              -------      -------  -------    -------  --------   ------
 ..............................................................................................
 Net investment income          (0.23)       (0.44)   (0.24)     (0.41)    (0.44)   (0.44)
 ..............................................................................................
 Total distributions to
  shareholders                  (1.51)       (1.56)   (0.24)     (0.69)    (0.89)   (0.44)
                              -------      -------  -------    -------  --------   ------
 ..............................................................................................
 Net asset value, end of
  period                      $ 10.90      $ 11.76  $ 11.45    $ 10.57  $  10.80   $ 9.00
                              -------      -------  -------    -------  --------   ------
 ..............................................................................................
 Total return*                   5.24%       17.30%   10.72%      4.40%    30.70%   (5.60%)
 ..............................................................................................
 Ratios and supplemental
  data
 ..............................................................................................
 Net assets, end of
  period (thousands)          $94,954      $95,300  $91,638    $96,243  $107,872   $4,190
 ..............................................................................................
 Ratios to average net
  assets
 Expenses                        1.02%+       0.99%    1.00%+     0.87%     0.79%    0.53%+
 ..............................................................................................
 Net investment income           4.03%+       3.58%    3.85%+     3.87%     4.51%    5.07%+
 ..............................................................................................
 Portfolio turnover rate           34%          62%      50%        59%       88%      23%
 ..............................................................................................

                                           Year Ended July
                          Six Months Ended       31,           Year Ended December 31,
                          January 31, 1999 -----------------   --------------------------
                            (Unaudited)     1998    1997 (b)    1996     1995    1994 (a)
 CLASS B SHARES
 Net asset value,
  beginning of period         $ 11.76      $ 11.46  $ 10.58    $ 10.81  $  9.00  $ 10.00
                              -------      -------  -------    -------  -------  -------
 ..............................................................................................
 Income from investment
  operations
 ..............................................................................................
 Net investment income           0.19         0.34     0.20       0.33     0.37     0.39
 ..............................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.42         1.44     0.87       0.05     2.26    (1.01)
                              -------      -------  -------    -------  -------  -------
 ..............................................................................................
 Total from investment
  operations                     0.61         1.78     1.07       0.38     2.63    (0.62)
                              -------      -------  -------    -------  -------  -------
 ..............................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (1.28)       (1.12)       0      (0.28)   (0.45)       0
                              -------      -------  -------    -------  -------  -------
 ..............................................................................................
 Net investment income          (0.19)       (0.36)   (0.19)     (0.33)   (0.37)   (0.38)
 ..............................................................................................
 Total distributions to
  shareholders                  (1.47)       (1.48)   (0.19)     (0.61)   (0.82)   (0.38)
                              -------      -------  -------    -------  -------  -------
 ..............................................................................................
 Net asset value, end of
  period                      $ 10.90      $ 11.76  $ 11.46    $ 10.58  $ 10.81  $  9.00
                              -------      -------  -------    -------  -------  -------
 ..............................................................................................
 Total return*                   4.84%       16.31%   10.21%      3.60%   29.90%   (6.20%)
 ..............................................................................................
 Ratios and supplemental
  data
 ..............................................................................................
 Net assets, end of
  period (thousands)          $46,419      $43,776  $36,738    $38,511  $35,662  $28,792
 ..............................................................................................
 Ratios to average net
  assets
 Expenses                        1.77%+       1.74%    1.75%+     1.62%    1.53%    1.27%+
 ..............................................................................................
 Net investment income           3.30%+       2.82%    3.10%+     3.12%    3.78%    4.19%+
 ..............................................................................................
 Portfolio turnover rate           34%          62%      50%        59%      88%      23%
 ..............................................................................................

(a) For the period from January 4, 1994 (commencement of class operations) to December 31, 1994.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
 * Excluding applicable sales charges.
 + Annualized.

                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                                 Utility Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                           Year Ended July    Year Ended December
                          Six Months Ended       31,                  31,
                          January 31, 1999 ----------------  ------------------------
                            (Unaudited)     1998   1997 (b)   1996    1995   1994 (a)
 CLASS C SHARES
 Net asset value,
  beginning of period          $11.76      $11.46   $10.58   $10.82  $ 9.01   $9.33
                               ------      ------   ------   ------  ------   -----
 ..........................................................................................
 Income from investment
  operations
 ..........................................................................................
 Net investment income           0.19        0.34     0.20     0.33    0.37    0.12
 ..........................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.42        1.44     0.87     0.04    2.26   (0.33)
                               ------      ------   ------   ------  ------   -----
 ..........................................................................................
 Total from investment
  operations                     0.61        1.78     1.07     0.37    2.63   (0.21)
                               ------      ------   ------   ------  ------   -----
 ..........................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (1.28)      (1.12)       0    (0.28)  (0.45)      0
                               ------      ------   ------   ------  ------   -----
 ..........................................................................................
 Net investment income          (0.19)      (0.36)   (0.19)   (0.33)  (0.37)  (0.11)
 ..........................................................................................
 Total distributions to
  shareholders                  (1.47)      (1.48)   (0.19)   (0.61)  (0.82)  (0.11)
                               ------      ------   ------   ------  ------   -----
 ..........................................................................................
 Net asset value, end of
  period                       $10.90      $11.76   $11.46   $10.58  $10.82   $9.01
                               ------      ------   ------   ------  ------   -----
 ..........................................................................................
 Total return*                   4.84%      16.31%   10.21%    3.50%  29.80%  (2.20%)
 ..........................................................................................
 Ratios and supplemental
  data
 ..........................................................................................
 Net assets, end of
  period (thousands)           $  630      $  486   $  379   $  396  $  246   $ 128
 ..........................................................................................
 Ratios to average net
  assets
 Expenses                        1.77%+      1.74%    1.75%+   1.63%   1.54%   1.94%+
 ..........................................................................................
 Net investment income           3.34%+      2.82%    3.10%+   3.13%   3.76%   3.96%+
 ..........................................................................................
 Portfolio turnover rate           34%         62%      50%      59%     88%     23%
 ..........................................................................................

                                           Year Ended July    Year Ended December
                          Six Months Ended       31,                  31,
                          January 31, 1999 ----------------  ------------------------
                            (Unaudited)     1998   1997 (b)   1996    1995   1994 (c)
 CLASS Y SHARES
 Net asset value,
  beginning of period          $11.77      $11.46   $10.58   $10.82  $ 9.00   $ 9.51
                               ------      ------   ------   ------  ------   ------
 ..........................................................................................
 Income from investment
  operations
 ..........................................................................................
 Net investment income           0.24        0.46     0.25     0.44    0.47     0.37
 ..........................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           0.43        1.45     0.88     0.03    2.27    (0.50)
                               ------      ------   ------   ------  ------   ------
 ..........................................................................................
 Total from investment
  operations                     0.67        1.91     1.13     0.47    2.74    (0.13)
                               ------      ------   ------   ------  ------   ------
 ..........................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (1.28)      (1.12)       0    (0.28)  (0.45)       0
                               ------      ------   ------   ------  ------   ------
 ..........................................................................................
 Net investment income          (0.26)      (0.48)   (0.25)   (0.43)  (0.47)   (0.38)
 ..........................................................................................
 Total distributions to
  shareholders                  (1.54)      (1.60)   (0.25)   (0.71)  (0.92)   (0.38)
                               ------      ------   ------   ------  ------   ------
 ..........................................................................................
 Net asset value, end of
  period                       $10.90      $11.77   $11.46   $10.58  $10.82   $ 9.00
                               ------      ------   ------   ------  ------   ------
 ..........................................................................................
 Total return                    5.27%      17.60%   10.85%    4.50%  31.30%   (1.60%)
 ..........................................................................................
 Ratios and supplemental
  data
 ..........................................................................................
 Net assets, end of
  period (thousands)           $2,848      $1,695   $1,627   $2,000  $7,791   $5,201
 ..........................................................................................
 Ratios to average net
  assets
 Expenses                        0.76%+      0.74%    0.74%+   0.61%   0.54%    0.40%+
 ..........................................................................................
 Net investment income           4.30%       3.82%    4.06%+   4.01%   4.76%    4.93%+
 ..........................................................................................
 Portfolio turnover rate           34%         62%      50%      59%     88%      23%
 ..........................................................................................

(a) For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
(c) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
 * Excluding applicable sales charges.
 + Annualized

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                                  Value Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                           Year Ended July   Year Ended December
                          Six Months Ended       31,                 31,
                          January 31, 1999 ----------------  ----------------------
                            (Unaudited)     1998   1997 (a)   1996    1995    1994
 CLASS A SHARES
 Net asset value,
  beginning of period          $22.23      $24.64   $20.57   $20.45  $16.62  $17.63
                               ------      ------   ------   ------  ------  ------
 .......................................................................................
 Income from investment
  operations
 .......................................................................................
 Net investment income           0.11        0.26     0.21     0.38    0.55    0.52
 .......................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           1.70        2.00     4.05     3.49    4.69   (0.20)
                               ------      ------   ------   ------  ------  ------
 .......................................................................................
 Total from investment
  operations                     1.81        2.26     4.26     3.87    5.24    0.32
                               ------      ------   ------   ------  ------  ------
 .......................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (0.13)      (4.38)       0    (3.34)  (0.90)  (0.82)
                               ------      ------   ------   ------  ------  ------
 .......................................................................................
 Net investment income          (0.11)      (0.29)   (0.19)   (0.41)  (0.51)  (0.51)
 .......................................................................................
 Total distributions to
  shareholders                  (0.24)      (4.67)   (0.19)   (3.75)  (1.41)  (1.33)
                               ------      ------   ------   ------  ------  ------
 .......................................................................................
 Net asset value, end of
  period                       $23.80      $22.23   $24.64   $20.57  $20.45  $16.62
                               ------      ------   ------   ------  ------  ------
 .......................................................................................
 Total return*                   8.24%       9.55%   20.78%   18.90%  31.80%   1.90%
 .......................................................................................
 Ratios and supplemental
  data
 .......................................................................................
 Net assets, end of
  period (millions)            $  480      $  476   $  392   $  328  $  292  $  189
 .......................................................................................
 Ratios to average net
  assets
 Expenses                        1.00%+      1.01%    0.92%+   0.91%   0.90%   0.93%
 .......................................................................................
 Net investment income           1.06%+      1.04%    1.66%+   1.77%   2.78%   2.96%
 .......................................................................................
 Portfolio turnover rate           75%         69%       6%      91%     53%     70%
 .......................................................................................

                                            Year Ended July
                          Six Months Ended        31,            Year Ended December 31,
                          January 31, 1999 ------------------   ----------------------------
                            (Unaudited)      1998    1997 (a)     1996      1995      1994
 CLASS B SHARES
 Net asset value,
  beginning of period         $  22.20     $  24.63  $  20.58   $  20.45  $  16.62  $  17.63
                              --------     --------  --------   --------  --------  --------
 ...............................................................................................
 Income from investment
  operations
 ...............................................................................................
 Net investment income            0.04         0.08      0.12       0.22      0.39      0.42
 ...............................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions            1.69         1.99      4.03       3.50      4.70     (0.20)
                              --------     --------  --------   --------  --------  --------
 ...............................................................................................
 Total from investment
  operations                      1.73         2.07      4.15       3.72      5.09      0.22
                              --------     --------  --------   --------  --------  --------
 ...............................................................................................
 Less distributions to
  shareholders from
 Net realized gains              (0.13)       (4.38)        0      (3.34)    (0.90)    (0.82)
                              --------     --------  --------   --------  --------  --------
 ...............................................................................................
 Net investment income           (0.05)       (0.12)    (0.10)     (0.25)    (0.36)    (0.41)
 ...............................................................................................
 Total distributions to
  shareholders                   (0.18)       (4.50)    (0.10)     (3.59)    (1.26)    (1.23)
                              --------     --------  --------   --------  --------  --------
 ...............................................................................................
 Net asset value, end of
  period                      $  23.75     $  22.20  $  24.63   $  20.58  $  20.45  $  16.62
                              --------     --------  --------   --------  --------  --------
 ...............................................................................................
 Total return*                    7.83%        8.73%    20.23%     18.10%    30.90%     1.30%
 ...............................................................................................
 Ratios and supplemental
  data
 ...............................................................................................
 Net assets, end of
  period (thousands)          $337,559     $326,459  $276,256   $197,411  $141,072  $104,297
 ...............................................................................................
 Ratios to average net
  assets
 Expenses                         1.75%+       1.76%     1.67%+     1.66%     1.65%     1.53%
 ...............................................................................................
 Net investment income            0.31%+       0.30%     0.92%+     1.01%     2.04%     2.36%
 ...............................................................................................
 Portfolio turnover rate            75%          69%        6%        91%       53%       70%
 ...............................................................................................

(a) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
 * Excluding applicable sales charges.
 + Annualized.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                                  Value Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                           Year Ended July    Year Ended December
                          Six Months Ended       31,                  31,
                          January 31, 1999 ----------------  ------------------------
                            (Unaudited)     1998   1997 (b)   1996    1995   1994 (a)
 CLASS C SHARES
 Net asset value,
  beginning of period          $22.18      $24.61   $20.56   $20.44  $16.61   $18.28
                               ------      ------   ------   ------  ------   ------
 ........................................................................................
 Income from investment
  operations
 ........................................................................................
 Net investment income           0.03        0.10     0.12     0.22    0.39     0.19
 ........................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           1.70        1.97     4.03     3.50    4.70    (0.81)
                               ------      ------   ------   ------  ------   ------
 ........................................................................................
 Total from investment
  operations                     1.73        2.07     4.15     3.72    5.09    (0.62)
                               ------      ------   ------   ------  ------   ------
 ........................................................................................
 Less distributions to
  shareholders from
 From net realized gains        (0.13)      (4.38)       0    (3.34)  (0.90)   (0.82)
                               ------      ------   ------   ------  ------   ------
 ........................................................................................
 Net investment income          (0.05)      (0.12)   (0.10)   (0.26)  (0.36)   (0.23)
 ........................................................................................
 Total distributions to
  shareholders                  (0.18)      (4.50)   (0.10)   (3.60)  (1.26)   (1.05)
                               ------      ------   ------   ------  ------   ------
 ........................................................................................
 Net asset value, end of
  period                       $23.73      $22.18   $24.61   $20.56  $20.44   $16.61
                               ------      ------   ------   ------  ------   ------
 ........................................................................................
 Total return*                   7.84%       8.74%   20.25%   18.10%  30.90%   (3.40%)
 ........................................................................................
 Ratios and supplemental
  data
 ........................................................................................
 Net assets, end of
  period (thousands)           $4,492      $5,125   $2,507   $1,458  $  811   $  485
 ........................................................................................
 Ratios to average net
  assets
 Expenses                        1.75%+      1.76%    1.66%+   1.67%   1.65%    1.68%+
 ........................................................................................
 Net investment income           0.33%+      0.29%    0.94%+   1.00%   2.03%    2.16%+
 ........................................................................................
 Portfolio turnover rate           75%         69%       6%      91%     53%      70%
 ........................................................................................

                                           Year Ended July   Year Ended December
                          Six Months Ended       31,                 31,
                          January 31, 1999 ----------------  ----------------------
                            (Unaudited)     1998   1997 (b)   1996    1995    1994
 CLASS Y SHARES
 Net asset value,
  beginning of period          $22.23      $24.64   $20.57   $20.45  $16.61  $17.63
                               ------      ------   ------   ------  ------  ------
 ........................................................................................
Income from investment
  operations
 ........................................................................................
 Net investment income           0.15        0.35     0.25     0.44    0.57    0.56
 ........................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions           1.70        1.97     4.03     3.49    4.72   (0.20)
                               ------      ------   ------   ------  ------  ------
 ........................................................................................
 Total from investment
  operations                     1.85        2.32     4.28     3.93    5.29    0.36
                               ------      ------   ------   ------  ------  ------
 ........................................................................................
 Less distributions to
  shareholders from
 Net realized gains             (0.13)      (4.38)       0    (3.34)  (0.90)  (0.82)
                               ------      ------   ------   ------  ------  ------
 ........................................................................................
 Net investment income          (0.14)      (0.35)   (0.21)   (0.47)  (0.55)  (0.56)
 ........................................................................................
 Total distributions to
  shareholders                  (0.27)      (4.73)   (0.21)   (3.81)  (1.45)  (1.38)
                               ------      ------   ------   ------  ------  ------
 ........................................................................................
 Net asset value, end of
  period                       $23.81      $22.23   $24.64   $20.57  $20.45  $16.61
                               ------      ------   ------   ------  ------  ------
 ........................................................................................
 Total return                    8.41%       9.79%   20.93%   19.20%  32.20%   2.10%
 ........................................................................................
 Ratios and supplemental
  data
 ........................................................................................
 Net assets, end of
  period (millions)            $  158      $  183   $1,149   $  996  $  761  $  507
 ........................................................................................
 Ratios to average net
  assets
 Expenses                        0.75%+      0.70%    0.67%+   0.66%   0.65%   0.68%
 ........................................................................................
 Net investment income           1.33%+      1.47%    1.91%+   2.02%   3.02%   3.21%
 ........................................................................................
 Portfolio turnover rate           75%         69%       6%      91%     53%     70%
 ........................................................................................

(a) For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
 * Excluding applicable sales charges.
 + Annualized.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                                Blue Chip Fund

                            Schedule of Investments
                          January 31, 1999 (Unaudited)


   Shares                                                             Value

 COMMON STOCKS - 94.5%
             Automotive Equipment &
              Manufacturing - 1.2%
      30,000 Daimler Chrysler AG................................   $  3,106,875
      45,000 Ford Motor Co. ....................................      2,764,687
                                                                   ------------
                                                                      5,871,562
                                                                   ------------
             Banks - 6.2%
     120,000 AmSouth Bancorp....................................      5,287,500
      60,000 BankAmerica Corp. .................................      4,012,500
      50,000 Chase Manhattan Corp. .............................      3,846,875
      85,000 Dime Bancorp, Inc. ................................      2,061,250
      90,000 Fleet Financial Group, Inc. .......................      3,988,125
      65,000 Mellon Bank Corp. .................................      4,355,000
      37,000 National City Corp. ...............................      2,629,312
      90,000 North Fork Bancorp, Inc. ..........................      1,890,000
      50,000 US Bancorp.........................................      1,684,375
                                                                   ------------
                                                                     29,754,937
                                                                   ------------
             Business Equipment &
              Services - 1.7%
     120,000 Modis Professional Services, Inc. .................      1,747,500
      79,000 Paychex, Inc. .....................................      3,843,844
      20,000 Xerox Corp. .......................................      2,480,000
                                                                   ------------
                                                                      8,071,344
                                                                   ------------
             Chemical & Agricultural
              Products - 0.7%
      45,000 Monsanto Co. ......................................      2,140,313
      55,000 Morton International, Inc. ........................      1,423,125
                                                                   ------------
                                                                      3,563,438
                                                                   ------------
             Communication Systems & Services - 0.9%
      50,000 * Tellabs, Inc. ...................................      4,289,063
                                                                   ------------
             Consumer Products &
              Services - 2.3%
      67,000 Gillette Co. ......................................      3,936,250
      60,000 Procter & Gamble Co. ..............................      5,452,500
     100,800 Stewart Enterprises, Inc. Cl. A....................      1,748,250
                                                                   ------------
                                                                     11,137,000
                                                                   ------------
             Diversified Companies - 1.6%
     102,500 Tyco International Ltd. ...........................      7,898,906
                                                                   ------------
             Electrical Equipment &
              Services - 5.1%
      75,000 Emerson Electric Co. ..............................      4,364,063
     166,700 General Electric Co. ..............................     17,482,662
      40,000 Honeywell, Inc. ...................................      2,607,500
                                                                   ------------
                                                                     24,454,225
                                                                   ------------
             Finance & Insurance - 4.8%
      62,500 American International Group, Inc. ................      6,433,594
     100,028 Associates First Capital Corp. Cl. A...............      4,057,386
      85,000 Federal National Mortgage Association..............      6,194,375
      90,000 Franklin Resources, Inc. ..........................      3,015,000
      45,000 Greenpoint Financial Corp. ........................      1,473,750
      35,000 Hartford Financial Services Group, Inc. ...........      1,817,812
                                                                   ------------
                                                                     22,991,917
                                                                   ------------
             Food & Beverage Products - 2.8%
      72,700 Coca Cola Co. .....................................      4,757,306
     200,000 Flowers Industries, Inc. ..........................      4,812,500
      50,000 McDonald's Corp. ..................................      3,940,625
                                                                   ------------
                                                                     13,510,431
                                                                   ------------

   Shares                                                             Value

 COMMON STOCKS - continued
             Healthcare Products &
              Services - 15.3%
     145,000 American Home Products Corp. ......................   $  8,509,688
      57,500 Biogen, Inc. ......................................      5,631,406
      52,000 Bristol-Myers Squibb Co. ..........................      6,665,750
      93,750 Cardinal Health, Inc. .............................      6,931,641
     220,000 *Health Management Associates, Inc. Cl. A..........      2,763,750
      51,000 Johnson & Johnson..................................      4,335,000
      48,000 Lilly (Eli) & Co. .................................      4,497,000
      97,900 Medtronic, Inc. ...................................      7,801,406
      73,500 Merck & Co., Inc. .................................     10,786,125
      43,000 Pfizer, Inc. ......................................      5,530,875
     117,000 Pharmacia & Upjohn, Inc. ..........................      6,727,500
      60,000 Schering-Plough Corp. .............................      3,270,000
                                                                   ------------
                                                                     73,450,141
                                                                   ------------
             Industrial Specialty Products & Services - 0.8%
     100,000 Ecolab, Inc. ......................................      3,875,000
                                                                   ------------
             Information Services & Technology - 17.6%
      20,000 America Online, Inc. ..............................      3,513,750
      55,000 *American Power Conversion Corp. ..................      2,810,156
      51,100 *Applied Materials, Inc. ..........................      3,227,284
     140,000 Compaq Computer Corp. .............................      6,667,500
      50,500 *EMC Corp. ........................................      5,498,188
      75,000 *Gateway 2000, Inc. ...............................      5,793,750
      90,000 Hewlett-Packard Co. ...............................      7,053,750
      66,300 Intel Corp. .......................................      9,337,941
      53,000 International Business Machines Corp. .............      9,712,250
     115,400 *Microsoft Corp. ..................................     20,191,394
      95,000 *Oracle Systems Corp. .............................      5,257,656
      28,400 *Solectron Corp. ..................................      2,529,375
      27,500 *Sun Microsystems, Inc. ...........................      3,073,984
                                                                   ------------
                                                                     84,666,978
                                                                   ------------
             Leisure & Tourism - 0.7%
      80,000 Royal Caribbean Cruises Ltd. ......................      3,180,000
                                                                   ------------
             Oil/Energy - 3.9%
      31,500 Anadarko Petroleum Corp. ..........................        852,469
      24,000 BP Amoco Plc.......................................      1,947,000
     100,000 Burlington Resources, Inc. ........................      3,025,000
      71,100 Exxon Corp. .......................................      5,008,106
       8,000 Mobil Corp. .......................................        701,500
      50,000 Royal Dutch Petroleum Co. .........................      2,003,125
      52,100 Texaco, Inc. ......................................      2,468,237
      92,500 Unocal Corp. ......................................      2,636,250
                                                                   ------------
                                                                     18,641,687
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 6.6%
     117,500 CBS Corp. .........................................      3,995,000
      70,000 *Clear Channel Communications, Inc. ...............      4,331,250
      90,000 Disney (Walt) Co. .................................      2,970,000
      73,100 *Tele Communications, Inc. ........................      5,014,203
     130,000 Time Warner, Inc. .................................      8,125,000
      40,000 *Univision Communications, Inc. Cl. A..............      1,795,000
      63,000 *Viacom, Inc. Cl. B................................      5,355,000
                                                                   ------------
                                                                     31,585,453
                                                                   ------------

                              E V E R G R E E N
                                Blue Chip Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - continued
             Real Estate - 1.0%
     112,504 Equity Office Properties Trust REIT.................   $  2,868,852
      80,000 First Industrial Realty Trust, Inc. REIT............      2,055,000
                                                                    ------------
                                                                       4,923,852
                                                                    ------------
             Retailing & Wholesale - 8.5%
      59,500 *Costco Companies, Inc. ............................      4,929,203
     136,600 CVS Corp. ..........................................      7,478,850
      59,600 Dayton Hudson Corp. ................................      3,799,500
     118,200 Home Depot, Inc. ...................................      7,136,325
     100,000 * Office Depot, Inc. ...............................      3,475,000
     100,000 * Safeway, Inc. ....................................      5,612,500
      98,000 Wal-Mart Stores, Inc. ..............................      8,428,000
                                                                    ------------
                                                                      40,859,378
                                                                    ------------
             Telecommunication Services & Equipment - 4.7%
      80,000 *Ciena Corp.........................................      1,602,500
      50,000 *Cisco Systems, Inc.................................      5,585,937
      85,000 *MCI WorldCom, Inc..................................      6,776,094
      77,500 Motorola, Inc.......................................      5,599,375
      23,000 Nokia Corp. ADR.....................................      3,312,000
                                                                    ------------
                                                                      22,875,906
                                                                    ------------
             Transportation - 0.7%
      78,100 CNF Transportation, Inc.............................      3,465,688
                                                                    ------------
             Utilities - Electric - 2.2%
      45,000 Consolidated Edison, Inc............................      2,224,687
      50,000 Dominion Resources, Inc.............................      2,237,500
      30,000 Duke Power Co.......................................      1,854,375
      55,000 Florida Progress Corp...............................      2,289,375
      45,000 Texas Utilities Co. ................................      1,977,188
                                                                    ------------
                                                                      10,583,125
                                                                    ------------


   Shares                                                             Value

 COMMON STOCKS - continued
             Utilities - Telephone - 5.2%
     115,000 Ameritech Corp. ...................................   $  7,489,375
      81,100 AT&T Corp. ........................................      7,359,825
      52,500 Bell Atlantic Corp. ...............................      3,150,000
      35,000 GTE Corp. .........................................      2,362,500
      80,000 U.S. West, Inc. ...................................      4,935,000
                                                                   ------------
                                                                     25,296,700
                                                                   ------------
             Total Common Stocks (cost $341,036,441)............    454,946,731
                                                                   ------------
  Principal
   Amount                                                             Value
 CONVERTIBLE DEBENTURES - 0.0%
             Iron & Steel - 0.0%
 $   110,000 Compania Vale do Rio Doce Navegacao SA 1.00%,
              12/31/1999 (cost $0)..............................   $          6
                                                                   ------------
 SHORT-TERM INVESTMENTS - 7.0%
             Repurchase Agreement - 7.0%
  33,820,000 Evergreen Joint Repurchase Agreement, Investments
              in repurchase agreements, in a joint trading
              account purchased 1/29/1999, 4.77%, maturing
              2/1/1999, maturity value
              $33,833,443 (cost $33,820,000)(a).................   33,820,000
                                                                   ------------

             Total Investments -
              (cost $374,856,441)........................   101.5%  488,766,737
             Other Assets and Liabilities - net..........    (1.5)   (7,357,753)
                                                            -----  ------------
             Net Assets..................................   100.0% $481,408,984
                                                            =====  ============

 * Non-income producing securities.
(a) The repurchase agreements are fully collaterized by U.S. government and/or agency obligations based on market prices plus accrued interest at January 29, 1999.


Summary of Abbreviations:
ADR   American Depository Receipts
REIT  Real Estate Investment Trust



                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                              Equity Income Fund

                            Schedule of Investments
                          January 31, 1999 (Unaudited)


   Shares                                                              Value

 COMMON STOCKS - 88.6%
             Automotive Equipment & Manufacturing - 1.4%
      25,000 General Motors Corp. ...............................   $  2,243,750
                                                                    ------------
             Banks - 12.5%
      90,000 Associated Banc Corp. ..............................      2,804,062
      50,000 BankAmerica Corp. ..................................      3,343,750
     100,000 Charter One Financial, Inc. ........................      2,803,125
      80,000 Fleet Financial Group, Inc. ........................      3,545,000
      30,000 Mellon Bank Corp. ..................................      2,010,000
     150,000 North Fork Bancorp, Inc. ...........................      3,150,000
      80,000 US Bancorp..........................................      2,695,000
                                                                    ------------
                                                                      20,350,937
                                                                    ------------
             Business Equipment &
              Services - 1.7%
      90,000 Dun & Bradstreet Corp. .............................      2,745,000
                                                                    ------------
             Chemical & Agricultural
              Products - 3.0%
      76,000 Morton International, Inc. .........................      1,966,500
      96,000 Rohm & Haas Co. ....................................      2,976,000
                                                                    ------------
                                                                       4,942,500
                                                                    ------------
             Diversified Companies - 3.3%
      70,000 Tyco International Ltd. ............................      5,394,375
                                                                    ------------
             Electrical Equipment &
              Services - 3.7%
      40,000 General Electric Co. ...............................      4,195,000
      20,000 *Solectron Corp. ...................................      1,781,250
                                                                    ------------
                                                                       5,976,250
                                                                    ------------
             Finance & Insurance - 10.9%
      38,000 Citigroup, Inc. ....................................      2,130,375
     125,000 Greenpoint Financial Corp. .........................      4,093,750
      86,000 HSB Group, Inc. ....................................      3,246,500
      20,000 Lehman Brothers Holdings, Inc. .....................      1,093,750
      20,000 Lincoln National Corp. .............................      1,666,250
      60,000 Nationwide Financial Services, Inc. Cl. A...........      2,876,250
      45,000 UNUM Corp. .........................................      2,719,687
                                                                    ------------
                                                                      17,826,562
                                                                    ------------
             Food & Beverage Products - 3.4%
      35,000 H.J. Heinz Co. .....................................      1,970,938
      75,000 Philip Morris Companies, Inc. ......................      3,525,000
                                                                    ------------
                                                                       5,495,938
                                                                    ------------
             Healthcare Products &
              Services - 8.7%
      40,000 American Home Products Corp. .......................      2,347,500
       3,100 Biogen, Inc. .......................................        303,606
      20,000 Johnson & Johnson...................................      1,700,000
      80,000 Mallinckrodt, Inc. .................................      2,795,000
      28,500 Merck & Co., Inc. ..................................      4,182,375
      50,000 Pharmacia & Upjohn, Inc. ...........................      2,875,000
                                                                    ------------
                                                                      14,203,481
                                                                    ------------
             Industrial Specialty Products & Services - 0.9%
      40,000 Trinity Industries, Inc. ...........................      1,430,000
                                                                    ------------
             Information Services & Technology - 5.4%
      57,000 *BMC Software, Inc. ................................      2,659,406
      30,000 *EMC Corp. .........................................      3,266,250


   Shares                                                             Value

 COMMON STOCKS - continued
             Information Services & Technology - continued
      15,800 International Business Machines Corp. .............   $  2,895,350
                                                                   ------------
                                                                      8,821,006
                                                                   ------------
             Oil/Energy - 6.2%
      94,000 Anadarko Petroleum Corp. ..........................      2,543,875
      18,000 Mobil Corp. .......................................      1,578,375
      60,000 Texaco, Inc. ......................................      2,842,500
     110,000 Unocal Corp. ......................................      3,135,000
                                                                   ------------
                                                                     10,099,750
                                                                   ------------
             Paper & Packaging - 1.5%
     105,000 Consolidated Papers, Inc. .........................      2,434,688
                                                                   ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 1.0%
      50,000 CBS Corp. .........................................      1,700,000
                                                                   ------------
             Real Estate - 4.6%
      40,000 Boston Properties, Inc. REIT.......................      1,300,000
      55,000 Equity Office Properties Trust REIT................      1,402,500
      31,000 Equity Residential Properties Trust REIT...........      1,261,312
      50,000 First Industrial Realty Trust, Inc. REIT...........      1,284,375
      55,000 Prentiss Properties Trust REIT.....................      1,165,313
      30,000 Spieker Properties, Inc. REIT......................      1,020,000
                                                                   ------------
                                                                      7,433,500
                                                                   ------------
             Retailing & Wholesale - 3.9%
      50,000 *Costco Companies, Inc. ...........................      4,142,188
      76,686 *Staples, Inc. ....................................      2,197,533
                                                                   ------------
                                                                      6,339,721
                                                                   ------------
             Transportation - 1.4%
      45,000 Union Pacific Corp. ...............................      2,314,688
                                                                   ------------
             Utilities - Electric - 7.9%
      50,000 Dominion Resources, Inc. ..........................      2,237,500
      75,000 Edison International...............................      2,085,937
      50,000 Houston Industries, Inc. ..........................      1,518,750
     114,000 Southern Co. ......................................      3,070,875
      80,000 Teco Energy, Inc. .................................      1,860,000
      50,000 Texas Utilities Co. ...............................      2,196,875
                                                                   ------------
                                                                     12,969,937
                                                                   ------------
             Utilities - Telephone - 7.2%
      40,000 Ameritech Corp. ...................................      2,605,000
      18,000 AT&T Corp. ........................................      1,633,500
      50,000 Bell Atlantic Corp. ...............................      3,000,000
      15,000 GTE Corp. .........................................      1,012,500
      57,000 U.S. West, Inc. ...................................      3,516,188
                                                                   ------------
                                                                     11,767,188
                                                                   ------------
             Total Common Stocks (cost $115,606,743)............    144,489,271
                                                                   ------------
 PREFERRED STOCKS - 1.0%
             Consumer Products &
              Services - 1.0%
      30,000 Newell Financial Trust I, 5.25%, 144A
              (cost $1,500,000).................................      1,597,500
                                                                   ------------

                              E V E R G R E E N
                              Equity Income Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


   Shares                                                              Value

 CONVERTIBLE PREFERRED - 2.7%
             Building, Construction & Furnishings - 0.8%
     150,000 Kaufman & Broad Home Corp. PRIDES, 8.25%............   $  1,350,000
                                                                    ------------
             Retailing & Wholesale - 1.9%
      50,000 Kmart Financing I, 7.75%............................      3,137,500
                                                                    ------------
             Total Convertible Preferred (cost $4,110,665).......      4,487,500
                                                                    ------------
  Principal
   Amount                                                              Value

 CONVERTIBLE DEBENTURES - 0.8%
             Consumer Products &
              Services - 0.8%
 $ 1,000,000 Sunrise Assisted Living, Inc.
              5.50%, 6/15/2002, 144A
              (cost $1,000,000) .................................      1,243,480
                                                                    ------------

  Principal
   Amount                                                            Value

 SHORT-TERM INVESTMENTS - 6.5%
             Repurchase Agreement - 6.5%
 $10,625,000 Evergreen Joint Repurchase Agreement, Investments
              in repurchase agreements, in a joint trading
              account, purchased 1/29/1999, 4.77% maturing
              2/1/1999, maturity value
              $10,629,223 (cost $10,625,000) (a)...............   $ 10,625,000
                                                                  ------------

              Total Investments -(cost $132,842,408)......    99.6%  162,442,751
              Other Assets and Liabilities - net..........     0.4       593,771
                                                             -----  ------------
              Net Assets..................................   100.0% $163,036,522
                                                             =====  ============

 *   Non-income producing securities.
(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at January 29, 1999.
144A Security that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
PRIDES Preferred Redeemable Increased Dividend Equity Securities
REIT   Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                            Growth and Income Fund

                            Schedule of Investments
                          January 31, 1999 (Unaudited)


   Shares                                                          Value

 COMMON STOCKS - 92.1%
             Aerospace & Defense - 1.6%
     232,000 Boeing Co.......................................   $  8,018,500
     780,000 Bombardier, Inc., Cl. B.........................     11,641,791
     280,000 Sundstrand Corp.................................     12,460,000
                                                                ------------
                                                                  32,120,291
                                                                ------------
             Automotive Equipment & Manufacturing - 1.2%
     105,875 Daimler Chrysler AG.............................     10,964,680
     110,000 Ford Motor Co...................................      6,758,125
     427,800 Meritor Automotive, Inc.........................      7,459,762
                                                                ------------
                                                                  25,182,567
                                                                ------------
             Banks - 10.5%
     131,850 AmSouth Bancorp.................................      5,809,641
      15,600 Astoria Financial Corp..........................        713,700
     160,000 Bank of New York Co., Inc.......................      5,680,000
     130,284 Bank One Corp...................................      6,823,624
     103,125 BankAmerica Corp................................      6,896,484
      70,000 BankBoston Corp.................................      2,585,625
      33,640 BB & T Corp.....................................      1,286,730
     286,500 BSB Bancorp, Inc................................      7,663,875
     135,000 Carolina First Corp.............................      2,961,563
      14,300 Centura Banks, Inc..............................      1,008,150
      40,779 Charter One Financial, Inc......................      1,141,812
      13,521 Commerce Bancorp, Inc...........................        610,128
      55,600 Cullen/Frost Bankers, Inc.......................      2,887,725
      71,824 First American Corp.............................      2,998,652
     236,250 First Security Corp.............................      4,813,594
     114,550 First Virginia Banks, Inc.......................      5,412,488
      96,476 Firstar Corp....................................      8,507,977
      23,600 FirstMerit Corp.................................        625,400
     100,000 Fleet Financial Group, Inc......................      4,431,250
     210,000 Hibernia Corp. Cl. A............................      3,517,500
      10,000 Huntington Bancshares, Inc......................        311,250
      15,100 JSB Financial, Inc..............................        838,050
     221,200 KeyCorp.........................................      7,050,750
      22,650 Keystone Financial, Inc.........................        801,244
     250,000 Marshall & Ilsley Corp..........................     14,812,500
     341,000 Mellon Bank Corp................................     22,847,000
     747,100 Pacific Century Financial Corp..................     16,436,200
     130,000 Peoples Heritage Financial Group................      2,340,000
      42,600 PNC Bank Corp...................................      2,180,588
     230,000 SouthTrust Corp.................................      8,538,750
     140,300 State Street Corp...............................     10,031,450
     113,475 Summit Bancorp..................................      4,631,198
      43,920 Suntrust Banks, Inc.............................      3,093,615
     180,000 Susquehanna Bancshares, Inc.....................      3,498,750
      12,785 Union Planters Corp.............................        581,718
   1,030,000 Webster Financial Corp..........................     30,771,250
     225,400 Wells Fargo Co..................................      7,874,912
      62,000 Wilmington Trust Corp...........................      3,704,500
                                                                ------------
                                                                 216,719,643
                                                                ------------


   Shares                                                          Value

 COMMON STOCKS - continued
             Building, Construction & Furnishings - 3.1%
      64,700 Armstrong World Industries, Inc. ...............   $  3,809,213
     360,000 * Furniture Brands International, Inc. .........      8,460,000
     349,100 * Jacobs Engineering Group, Inc.................     14,640,381
     218,600 Lennar Corp.....................................      5,984,175
     226,000 Lone Star Industries, Inc.......................      8,305,500
      40,000 Sherwin Williams Co.............................      1,025,000
      70,400 Southdown, Inc..................................      3,911,600
     182,500 * Toll Brothers, Inc............................      4,197,500
     393,200 * US Home Corp..................................     13,958,600
                                                                ------------
                                                                  64,291,969
                                                                ------------
             Business Equipment & Services - 4.7%
     354,000 Air Express International Corp..................      6,681,750
     259,600 * Atlas Air, Inc................................     13,353,175
     794,300 Circle International Group, Inc.................     13,652,031
     180,000 * Compuware Corp................................     11,925,000
     143,000 Convergys Corp..................................      2,574,000
     133,000 Equifax, Inc....................................      5,261,812
      33,436 First Data Corp.................................      1,281,017
     140,000 Petroleum Helicopters, Inc......................      2,310,000
     537,700 Pittston Burlington Group.......................      6,149,944
     224,700 * Platinum Technology Corp......................      2,977,275
     470,000 * Policy Management Systems Corp................     25,233,125
     337,000 Reynolds & Reynolds Co., Cl. A..................      6,740,000
                                                                ------------
                                                                  98,139,129
                                                                ------------
             Capital Goods - 0.4%
     177,200 Caterpillar, Inc................................      7,674,975
                                                                ------------
             Chemical & Agricultural Products - 2.9%
     130,000 Air Products & Chemicals, Inc...................      4,371,250
      44,000 Albemarle Corp..................................      1,020,250
     200,000 Du Pont (E. I.) De Nemours & Co. ...............     10,237,500
     265,000 Engelhard Corp..................................      5,184,062
     165,000 * Grace (W.R.) & Co.............................      2,258,438
      64,300 H.B. Fuller Co..................................      2,764,900
     255,000 Morton International, Inc.......................      6,598,125
     180,000 Nalco Chemical Co...............................      4,950,000
     237,000 Pioneer Hi-Bred International, Inc. ............      6,710,062
     260,000 Praxair, Inc....................................      8,401,250
     160,200 Sigma-Aldrich Corp..............................      4,565,700
     175,000 Solutia, Inc....................................      3,346,875
                                                                ------------
                                                                  60,408,412
                                                                ------------
             Communication Systems & Services - 2.2%
     160,000 * AirTouch Communications, Inc..................     15,450,000
     248,820 * American Tower Systems Corp...................      6,407,115
      93,000 * Cisco Systems, Inc............................     10,375,312
     153,292 * MCI WorldCom, Inc.............................     12,225,037
                                                                ------------
                                                                  44,457,464
                                                                ------------

                               E V E R G R E E N
                            Growth and Income Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


   Shares                                                          Value

 COMMON STOCKS - continued
             Consumer Products & Services - 4.4%
     295,200 Black & Decker Corp.............................   $ 15,645,600
      90,000 Colgate-Palmolive Co............................      7,239,375
       9,800 GC Companies, Inc...............................        370,563
     187,000 Gucci Group.....................................     12,867,937
      60,700 Harley-Davidson, Inc............................      3,156,400
     175,100 Harman International Industries, Inc............      7,354,200
     185,000 Hillenbrand Industries, Inc.....................      8,695,000
     177,000 Lancaster Colony Corp...........................      5,033,437
     192,000 Newell Co.......................................      7,980,000
     500,000 Premark International, Inc......................     17,125,000
     368,000 Service Corp....................................      5,842,000
       9,100 Toro Co.........................................        316,225
                                                                ------------
                                                                  91,625,737
                                                                ------------
             Diversified Companies - 0.7%
     135,000 Harnischfeger Industries, Inc...................      1,139,062
     310,000 ITT Industries, Inc.............................     12,419,375
                                                                ------------
                                                                  13,558,437
                                                                ------------
             Electronic Equipment & Services - 1.9%
     220,000 Baldor Electric Co..............................      4,358,750
     110,000 * Dupont Photomasks, Inc........................      5,610,000
     106,000 * Jabil Circuit, Inc............................      7,572,375
     259,800 * KLA-Tencor Corp...............................     15,003,450
     115,000 * Sanmina Corp..................................      7,618,750
                                                                ------------
                                                                  40,163,325
                                                                ------------
             Electrical Equipment & Services - 2.5%
     159,300 Applied Power, Inc. Cl. A.......................      5,894,100
     143,000 Belden, Inc.....................................      2,868,938
      65,000 Diebold, Inc....................................      2,210,000
      10,000 Emerson Electric Co.............................        581,875
     100,000 General Electric Co.............................     10,487,500
     209,000 Honeywell, Inc..................................     13,624,187
     175,100 Perkin Elmer Corp...............................     16,645,444
      18,648 Zilog, Inc......................................          9,324
                                                                ------------
                                                                  52,321,368
                                                                ------------
             Finance & Insurance - 9.1%
     145,000 AFLAC, Inc......................................      6,216,875
     253,300 American Bankers Insurance Group, Inc...........     11,651,800
     107,000 Chubb Corp......................................      6,286,250
     193,750 Citigroup, Inc..................................     10,862,109
     314,750 Edwards (A.G.), Inc.............................     10,662,156
      60,268 Exel Limited Hamilton...........................      3,845,852
     305,000 Federal Home Loan Mortgage Corp.................     18,910,000
     345,000 Federal National Mortgage Association...........     25,141,875
      42,750 First American Financial Corp...................      1,306,547
     448,740 Frontier Insurance Group, Inc...................      6,759,146
     200,000 Hartford Financial Services Group, Inc. ........     10,387,500


   Shares                                                          Value

 COMMON STOCKS - continued
             Finance & Insurance - continued
      75,000 Household International, Inc....................   $  3,295,313
     117,500 LaSalle Re Holdings Ltd. .......................      2,173,750
     180,132 Legg Mason, Inc. ...............................      5,358,927
     218,500 Lehman Brothers Holdings, Inc. .................     11,949,219
     105,400 MBIA, Inc. .....................................      6,910,288
      67,500 Meadowbrook Insurance Group, Inc. ..............      1,139,063
      52,300 Mercury General Corp. ..........................      1,987,400
     114,200 MGIC Investment Corp. ..........................      4,182,575
     272,100 Paine Webber Group, Inc. .......................     10,118,719
     208,200 Price (T.) Rowe & Associates, Inc. .............      7,612,312
      85,000 Progressive Corp. ..............................     10,619,687
      18,300 Reinsurance Group Of America....................      1,043,100
     153,000 UNUM Corp. .....................................      9,246,937
                                                                ------------
                                                                 187,667,400
                                                                ------------
             Food & Beverage Products - 1.4%
      90,000 Bestfoods ......................................      4,528,125
     350,000 Darden Restaurants, Inc. .......................      6,562,500
      20,000 International Home Foods, Inc. .................        352,500
     365,000 Sara Lee Corp. .................................      9,307,500
     416,500 * Vlasic Foods International, Inc. .............      8,434,125
                                                                ------------
                                                                  29,184,750
                                                                ------------
             Forest Products - 0.1%
     120,000 Deltic Timber Corp. ............................      2,865,000
                                                                ------------
             Healthcare Products &
              Services -  10.3%
     235,000 Abbott Laboratories.............................     10,912,812
     592,200 * Acuson Corp. .................................      7,920,675
     300,000 American Home Products Corp. ...................     17,606,250
      50,000 Amerisource Health Corp. .......................      3,875,000
      65,000 Baxter International, Inc. .....................      4,610,938
     160,800 Beckman Coulter, Inc. ..........................      8,019,900
     160,000 Dura Pharmaceuticals, Inc. .....................      2,310,000
     110,000 * Elan Corp Plc, ADR ...........................      7,425,000
     362,000 First Health Group Corp. .......................      6,108,750
     185,000 * Foundation Health Systems, Inc. ..............      1,699,688
      60,000 HCR Manor Care, Inc. ...........................      1,605,000
     421,625 * Health Management Associates, Inc. Cl. A .....      5,296,664
     246,000 * HEALTHSOUTH Corp. ............................      3,336,375
      45,100 Johnson & Johnson...............................      3,833,500
      63,000 Lilly (Eli) & Co. ..............................      5,902,312
     650,000 * Lincare Holdings, Inc. .......................     22,750,000
     330,000 McKesson HBOC, Inc. ............................     24,791,250
      20,000 Merck & Co., Inc. ..............................      2,935,000
     283,800 Owens & Minor, Inc. ............................      3,724,875
      84,200 Pfizer, Inc. ...................................     10,830,225
     531,500 * Quorum Health Group, Inc. ....................      4,517,750
     382,000 Schering-Plough Corp. ..........................     20,819,000
     225,000 Shared Medical System Corp. ....................     10,575,000

                              E V E R G R E E N
                            Growth and Income Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


   Shares                                                          Value

 COMMON STOCKS - continued
             Healthcare Products &
              Services - continued
     256,000 * Sybron International Corp. ...................   $  6,912,000
     120,000 * Tenet Healthcare Corp. .......................      2,490,000
     162,000 Warner-Lambert Co. .............................     11,694,375
      39,558 West Co., Inc. .................................      1,389,475
                                                                ------------
                                                                 213,891,814
                                                                ------------
             Industrial Specialty Products & Services - 6.1%
     527,400 AptarGroup, Inc. ...............................     14,404,613
     164,625 Autoliv, Inc. ..................................      6,595,289
     400,000 Bemis Co., Inc. ................................     13,600,000
     150,000 Borg-Warner Automotive, Inc. ...................      7,218,750
      42,000 Carpenter Technology Corp. .....................      1,249,500
      71,800 Danaher Corp. ..................................      3,841,300
      52,500 Donaldson, Inc. ................................        961,406
     244,000 Dover Corp. ....................................      7,579,250
     137,118 Flowserve Corp. ................................      2,305,296
      21,900 * Halter Marine Group, Inc. ....................        112,238
     235,300 JLG Industries, Inc. ...........................      3,705,975
      33,500 Magna International, Inc. Cl. A ................      1,989,063
     250,000 Parker Hannifin Corp. ..........................      7,687,500
     604,100 Pittston Brink's Group..........................     17,443,387
     260,000 Snap-on, Inc. ..................................      8,840,000
     280,000 * Strattec Security Corp. ......................      8,995,000
     216,300 * UCAR International, Inc. .....................      3,988,031
     680,300 * Unova, Inc. ..................................     12,883,181
      25,000 Vulcan Materials Co. ...........................      3,439,063
                                                                ------------
                                                                 126,838,842
                                                                ------------
             Information Services & Technology - 2.1%
     183,800 * Adaptec, Inc. ................................      4,250,375
      80,000 * Applied Materials, Inc. ......................      5,055,000
      13,300 * Choicepoint, Inc. ............................        724,850
     400,000 Computer Associates International, Inc. ........     20,250,000
      40,000 Hewlett-Packard Co. ............................      3,135,000
      72,000 Intel Corp. ....................................     10,147,500
                                                                ------------
                                                                  43,562,725
                                                                ------------
             Leisure & Tourism - 0.8%
     100,000 Carnival, Corp. Cl. A...........................      4,906,250
     273,800 Gaylord Entertainment Co. ......................      8,248,225
     166,351 Starwood Hotels & Resorts.......................      4,158,775
                                                                ------------
                                                                  17,313,250
                                                                ------------
             Manufacturing - Distributing - 0.3%
     301,400 Hussmann International, Inc. ...................      5,048,450
                                                                ------------
             Metal Products & Services - 0.3%
     356,700 * Steel Dynamics, Inc. .........................      5,930,137
                                                                ------------
             Oil/Energy - 3.9%
      20,000 Amerada Hess Corp. .............................        950,000
      50,000 Anadarko Petroleum Corp. .......................      1,353,125
      38,000 Atlantic Richfield Co. .........................      2,180,250


   Shares                                                         Value

 COMMON STOCKS - continued
             Oil/Energy - continued
     320,000 Berry Petroleum Co. Cl. A......................   $  4,060,000
     507,400 Cabot Oil & Gas Corp. Cl. A....................      6,659,625
      70,000 Chevron Corp. .................................      5,232,500
      90,000 Coastal Corp. .................................      2,683,125
     164,300 * Denbury Resources, Inc. .....................        852,306
     160,000 * Houston Exploration Co. .....................      2,280,000
     110,300 Kerr-McGee Corp. ..............................      3,743,306
     209,500 Murphy Oil Corp. ..............................      7,646,750
     203,900 National Fuel Gas Co. .........................      8,627,519
     221,200 * Nuevo Energy Co. ............................      1,880,200
     495,000 * Oryx Energy Co. .............................      6,032,813
     400,000 * Santa Fe Energy Resources, Inc. .............      2,325,000
     321,600 Southwestern Energy Co. .......................      2,251,200
      50,000 Texaco, Inc. ..................................      2,368,750
     100,000 Tosco Corp. ...................................      2,175,000
     305,000 Transocean Offshore, Inc. .....................      7,796,562
     113,520 Union Pacific Resource Group, Inc. ............        915,255
     274,000 Williams Companies, Inc. ......................      9,042,000
                                                               ------------
                                                                 81,055,286
                                                               ------------
             Oil Field Services - 1.1%
     260,300 * Atwood Oceanics, Inc. .......................      5,173,463
     113,140 Halliburton Co. ...............................      3,358,844
      96,500 Helmerich & Payne, Inc. .......................      1,694,781
     824,500 * R & B Falcon Corp. ..........................      5,823,031
      61,714 Schlumberger Ltd. .............................      2,939,129
     535,500 * Varco International, Inc. ...................      3,915,844
                                                               ------------
                                                                 22,905,092
                                                               ------------
             Paper & Packaging - 0.3%
      88,440 * Sealed Air Corp. ............................      4,692,847
      75,000 Westvaco Corp. ................................      1,654,688
                                                               ------------
                                                                  6,347,535
                                                               ------------
             Printing, Publishing, Broadcasting &
              Entertainment - 5.5%
      84,000 * Chancellor Media Corp. ......................      4,830,000
      49,805 Comcast Corp. .................................      3,385,962
     255,000 * Emmis Broadcasting Corp. Cl. A...............     13,068,750
     360,000 * Jacor Communications, Inc. ..................     25,065,000
      40,000 Knight-Ridder, Inc. ...........................      1,910,000
      15,000 McGraw-Hill Companies, Inc. ...................      1,621,875
     305,700 New York Times Co. ............................     10,489,331
      43,000 Scripps (E.W.) Co. Cl. A.......................      1,905,438
     370,000 TCA Cable TV, Inc. ............................     14,268,125
     500,000 Time Warner, Inc. .............................     31,250,000
       2,800 Washington Post Co., Cl. B.....................      1,593,200
      95,000 * Young Broadcasting, Inc. Cl. A...............      4,298,750
                                                               ------------
                                                                113,686,431
                                                               ------------
             Real Estate - 2.1%
      40,000 AMB Property Corp. REIT........................        885,000
      20,000 Apartment Investment & Management Co. Cl. A
              REIT..........................................        747,500
      60,000 Arden Realty Group, Inc. REIT..................      1,350,000

                              E V E R G R E E N
                            Growth and Income Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


   Shares                                                          Value

 COMMON STOCKS - continued
             Real Estate - continued
      71,200 Berkshire Realty Co., Inc. REIT.................   $    694,200
     158,000 Brandywine Realty Trust REIT....................      2,607,000
     145,000 CarrAmerica Realty Corp. REIT...................      3,190,000
      20,000 CBL & Associates Properties, Inc. REIT..........        492,500
      98,000 Crescent Real Estate Equities, Inc. REIT .......      2,076,375
      75,000 Entertainment Properties Trust REIT.............      1,237,500
      66,100 Gables Residential Trust REIT...................      1,516,169
     125,000 Kilroy Realty Corp. REIT........................      2,726,562
      64,000 Kimco Realty Corp. REIT.........................      2,496,000
      85,000 Liberty Property Trust REIT.....................      2,008,125
     160,000 *Lodgian, Inc. .................................        720,000
     260,000 Mack-Cali Realty Corp. REIT.....................      7,767,500
     195,000 Meditrust Co. REIT..............................      3,059,062
     150,695 Patriot American Hospitality, Inc. REIT.........        809,986
     132,600 Sunstone Hotel Investors, Inc. REIT.............      1,102,238
     255,300 Weeks Corp. REIT................................      7,020,750
                                                                ------------
                                                                  42,506,467
                                                                ------------
             Retailing & Wholesale - 4.0%
     211,600 *Autozone, Inc. ................................      7,167,950
     169,000 Avnet, Inc. ....................................      7,594,437
     267,000 *Cole National Corp. Cl. A......................      4,438,875
      70,000 Home Depot, Inc. ...............................      4,226,250
     215,000 J. C. Penney Co., Inc. .........................      8,425,312
      92,600 Longs Drug Stores Corp. ........................      3,547,738
     290,000 Lowe's Companies, Inc. .........................     16,910,625
     222,000 Rite Aid Corp. .................................     10,905,750
     456,685 *Saks, Inc. ....................................     16,811,717
      20,400 Shopko Stores, Inc. ............................        647,700
       8,200 Timberland Co. Cl. A............................        369,000
      34,500 *Tommy Hilfiger Corp. ..........................      2,432,250
                                                                ------------
                                                                  83,477,604
                                                                ------------
             Telecommunication Services & Equipment - 0.5%
     168,000 *Aspect Telecommunications Corp. ...............      1,512,000
      50,000 Mediaone Group, Inc. ...........................      2,803,125
     110,000 Scientific Atlanta, Inc. .......................      3,423,750
      70,000 *Univision Communications, Inc. Cl. A...........      3,141,250
                                                                ------------
                                                                  10,880,125
                                                                ------------
             Thrift Institutions - 0.0%
      27,900 St. Paul Bancorp, Inc. .........................        645,188
                                                                ------------
             Transportation - 4.0%
      65,000 AMR Corp. ......................................      3,818,750
     570,000 Burlington Northern Santa Fe Corp. .............     19,736,250
     612,600 Kansas City Southern Industries, Inc. ..........     29,098,500
     227,750 Southwest Airlines Co. .........................      6,120,781
      30,000 UAL Corp. ......................................      1,867,500


   Shares                                                         Value

 COMMON STOCKS - continued
             Transportation - continued
     413,000 Union Pacific Corp. ..........................   $  21,243,688
      25,000 US Airways Group, Inc. .......................       1,243,750
                                                              -------------
                                                                 83,129,219
                                                              -------------
             Utilities - Electric - 1.4%
      64,000 Commonwealth Energy System....................       2,512,000
     140,900 Energy East Corp. ............................       7,212,319
      70,000 Houston Industries, Inc. .....................       2,126,250
      40,000 Texas Utilities Co. ..........................       1,757,500
     400,000 TNP Enterprises, Inc. ........................      14,225,000
                                                              -------------
                                                                 27,833,069
                                                              -------------
             Utilities - Gas - 1.0%
     265,800 Keyspan Energy................................       7,193,212
     288,100 Northwest Natural Gas Co. ....................       6,770,350
     220,300 Piedmont Natural Gas Co., Inc. ...............       6,801,763
                                                              -------------
                                                                 20,765,325
                                                              -------------
             Utilities - Telephone - 1.7%
     101,200 AT&T Corp. ...................................       9,183,900
     150,000 Century Telephone Enterprises, Inc. ..........      10,200,000
     143,000 Cincinnati Bell, Inc. ........................       2,904,687
     175,000 GTE Corp. ....................................      11,812,500
                                                              -------------
                                                                 34,101,087
                                                              -------------
             Total Common Stocks (cost $1,480,847,819).....   1,906,298,113
                                                              -------------
 PREFERRED STOCKS - 0.0%
             Healthcare Products &
              Services - 0.0%
     130,000 *Fresenius National Med Care, Inc. Series D
              (cost $22,740)...............................           3,250
                                                              -------------
 CONVERTIBLE PREFERRED - 0.2%
             Paper & Packaging - 0.2%
      78,375 *Sealed Air Corp., $2.00, Series A
              (cost $2,426,965)............................       4,163,672
                                                              -------------
  Principal
   Amount                                                         Value
 SHORT-TERM INVESTMENTS - 8.9%
             Commercial Paper - 7.3%
 $16,290,000 Bank Austria Inc.
              5.13%, 2/22/1999.............................      16,241,252
  28,020,000 Four Winds Funding Corp. 4.85%, 2/26/1999.....      27,925,627
             FPL Fuels, Inc.
  18,660,000 5.25%, 2/1/1999...............................      18,660,000
   9,692,000 5.35%, 2/12/1999..............................       9,676,156
  45,700,000 General Electric Capital Corp. 5.43%,
              2/3/1999.....................................      45,686,214
     880,000 GTE Corp.
              4.85%, 2/24/1999.............................         877,273
  29,350,000 Martin Marietta Materials 5.30%, 2/12/1999....      29,302,470

                              E V E R G R E E N
                            Growth and Income Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)

  Principal
   Amount                                                             Value

 SHORT-TERM INVESTMENTS - continued
             Commercial Paper - continued
 $   285,000 Michigan Consolidated Gas Co. 5.45%, 2/9/1999.....   $      284,655
   2,040,000 Morgan (J.P.) & Co., Inc. 5.40%, 2/8/1999.........        2,037,858
                                                                  --------------
                                                                     150,691,505
                                                                  --------------

  Principal
   Amount                                                            Value

             U.S. Government Agency Obligations - 1.6%
             Federal Home Loan Mortgage Discount Notes
 $ 8,430,000 4.69%, 2/18/1999.................................   $    8,411,330
     800,000 4.72%, 2/18/1999.................................          798,217
  25,000,000 4.73%, 2/19/1999.................................       24,940,875
                                                                 --------------
                                                                     34,150,422
                                                                 --------------
             Total Short-Term Investments
              (cost $184,841,927).............................      184,841,927
                                                                 --------------

     Total Investments -(cost $1,668,139,451)...........   101.2%  2,095,306,962
     Other Assets and Liabilities - net.................    (1.2)   (25,662,004)
                                                           -----  --------------
     Net Assets.........................................   100.0% $2,069,644,958
                                                           =====  ==============

*  Non-income producing securities.

Summary of Abbreviations:
ADR  American Depository Receipts
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                            Income and Growth Fund

                            Schedule of Investments
                         January 31, 1999 (Unaudited)


  Shares                                                                Value

 COMMON STOCKS - 75.6%
           Automotive Equipment & Manufacturing - 3.0%
   525,900 Dana Corp..............................................   $21,627,637
    50,000 General Motors Corp. ..................................     4,487,500
                                                                     -----------
                                                                      26,115,137
                                                                     -----------
           Banks - 13.9%
    11,775 AmSouth Bancorp........................................       518,836
   100,000 Associated Banc Corp. .................................     3,137,500
   284,000 BancorpSouth, Inc. ....................................     4,881,250
   300,300 BancWest Corp. ........................................    13,475,962
   170,100 Bankers Trust Corp. ...................................    14,798,700
   192,500 + CB Bancshares, Inc. .................................     6,160,000
    49,700 CCB Financial Corp. ...................................     2,702,437
    77,606 F&M National Corp......................................     2,269,976
    35,100 First American Corp. ..................................     1,465,425
    40,000 First Tennessee National Corp. ........................     1,462,500
    20,750 First Virginia Banks, Inc. ............................       980,438
     8,200 FirstMerit Corp. ......................................       217,300
    30,000 Fleet Financial Group, Inc. ...........................     1,329,375
   319,410 Interchange Financial Services Corp. ..................     5,350,117
   100,000 KeyCorp ...............................................     3,187,500
    18,271 M & T Bank Corp. ......................................     9,135,500
   100,000 Marshall & Ilsley Corp. ...............................     5,925,000
   477,346 Mercantile Bancorp, Inc. ..............................    21,450,736
    15,625 One Valley Bancorp of West Virginia, Inc. .............       492,188
   116,500 Pacific Century Financial Corp. .......................     2,563,000
   173,500 PNC Bank Corp. ........................................     8,881,031
    37,840 Premier National Bancorp, Inc. ........................       662,200
    79,254 Second Bancorp, Inc. ..................................     1,758,448
    10,000 Summit Bancorp ........................................       408,125
   111,375 Susquehanna Bancshares, Inc. ..........................     2,164,852
     7,000 United Bankshares, Inc. ...............................       169,750
   321,960 USBancorp, Inc. .......................................     5,795,280
                                                                     -----------
                                                                     121,343,426
                                                                     -----------
           Building, Construction &
            Furnishings - 2.1%
   304,500 Armstrong World Industries, Inc. ......................    17,927,437
    44,400 La-Z-Boy Chair Co. ....................................       799,200
                                                                     -----------
                                                                      18,726,637
                                                                     -----------
           Capital Goods - 1.3%
   271,500 Caterpillar, Inc. .....................................    11,759,344
                                                                     -----------
           Chemical & Agricultural
            Products - 0.6%
   100,000 Du Pont (E. I.) De Nemours & Co. ......................     5,118,750
                                                                     -----------
           Consumer Products &
            Services - 1.2%
   120,000 Newell Co. ............................................     4,987,500
   200,000 Service Corp. International............................     3,175,000
   115,000 Tupperware Corp. ......................................     2,364,688
                                                                     -----------
                                                                      10,527,188
                                                                     -----------
           Diversified Companies - 0.4%
   225,000 Tomkins Plc, ADR.......................................     3,346,875
                                                                     -----------


  Shares                                                               Value

 COMMON STOCKS - continued
           Electrical Equipment &
            Services - 3.8%
    78,000 Emerson Electric Co. ..................................   $4,538,625
     5,000 Hubbell, Inc. Cl. A....................................      175,000
   230,000 Hubbell, Inc. Cl. B....................................    8,423,750
   448,900 Thomas & Betts Corp. ..................................   19,835,769
                                                                     ----------
                                                                     32,973,144
                                                                     ----------
           Finance & Insurance - 6.8%
    50,000 Edwards (A.G.), Inc. ..................................    1,693,750
    79,000 Exel Limited Hamilton..................................    5,041,188
   100,000 LaSalle Re Holdings Ltd................................    1,850,000
   195,800 Ohio Casualty Corp.....................................    7,783,050
   743,000 Paine Webber Group, Inc................................   27,630,312
   143,200 Provident Co., Inc. ...................................    6,139,700
   290,000 Torchmark Corp.........................................    9,515,625
                                                                     ----------
                                                                     59,653,625
                                                                     ----------
           Food & Beverage Products - 0.2%
     2,000 Sara Lee Corp. ........................................       51,000
    62,400 Sbarro, Inc............................................    1,673,100
                                                                     ----------
                                                                      1,724,100
                                                                     ----------
           Healthcare Products &
            Services - 6.1%
   270,000 American Home Products Corp. ..........................   15,845,625
   175,000 Baxter International, Inc. ............................   12,414,062
   200,200 Beckman Coulter, Inc. .................................    9,984,975
    59,400 Bristol-Myers Squibb Co................................    7,614,338
   152,500 Shared Medical System Corp. ...........................    7,167,500
                                                                     ----------
                                                                     53,026,500
                                                                     ----------
           Industrial Specialty Products & Services - 0.0%
    20,000 Timken Co..............................................      433,750
                                                                     ----------
           Information Services &
            Technology - 2.1%
   100,000 Hewlett-Packard Co.....................................    7,837,500
   200,000 *Network Associates, Inc. .............................   10,475,000
                                                                     ----------
                                                                     18,312,500
                                                                     ----------
           Oil/Energy - 6.1%
    50,000 Amerada Hess Corp. ....................................    2,375,000
   337,000 Atlantic Richfield Co. ................................   19,335,375
     6,100 Consolidated Natural Gas Co. ..........................      313,006
   293,100 Equitable Resources, Inc. .............................    7,638,919
   548,200 Williams Companies, Inc. ..............................   18,090,600
   158,000 YPF SA, ADR............................................    5,036,250
                                                                     ----------
                                                                     52,789,150
                                                                     ----------
           Printing, Publishing, Broadcasting
             & Entertainment - 0.2%
    50,000 Reader's Digest Association, Inc. .....................    1,437,500
                                                                     ----------
           Real Estate - 4.5%
    23,800 Burnham Pacific Properties, Inc. REIT..................      282,625
   838,300 Canadian Hotel Properties REIT.........................    4,337,473
   124,900 Equity Residential Properties Trust REIT...............    5,081,869
   312,700 Gables Residential Trust REIT..........................    7,172,556

                              E V E R G R E E N
                            Income and Growth Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


  Shares                                                              Value

 COMMON STOCKS - continued
           Real Estate - continued
   462,000 Kranzco Realty Trust REIT...........................   $    6,525,750
   850,000 Meditrust Co. REIT..................................       13,334,375
    75,000 Post Property, Inc. REIT............................        2,793,750
                                                                  --------------
                                                                      39,528,398
                                                                  --------------
           Thrift Institutions - 0.4%
    56,000 First Essex Bancorp, Inc............................          997,500
   122,000 Jacksonville Bancorp, Inc...........................        1,952,000
    10,430 Peoples Heritage Financial Group....................          187,740
                                                                  --------------
                                                                       3,137,240
                                                                  --------------
           Transportation - 2.6%
   150,000 * UAL Corp..........................................        9,337,500
   260,000 Union Pacific Corp..................................       13,373,750
                                                                  --------------
                                                                      22,711,250
                                                                  --------------
           Utilities - Electric - 4.2%
    10,650 Black Hills Corp....................................          264,253
     6,500 Central Hudson Gas & Electric Corp.                           262,031
   239,000 FPL Group, Inc......................................       13,115,125
   123,826 Interstate Energy Corp..............................        3,559,998
    65,524 LG & E Energy Corp..................................        1,728,196
   180,000 MDU Resources Group, Inc............................        4,140,000
   125,000 Midamerican Energy Holdings Co......................        3,351,563
   146,500 Potomac Electric Power Co...........................        3,415,281
    51,500 PP&L Resources, Inc.................................        1,374,406
   150,200 TNP Enterprises, Inc................................        5,341,487
                                                                  --------------
                                                                      36,552,340
                                                                  --------------
           Utilities - Gas - 5.6%
    78,300 Chesapeake Utilities Corp...........................        1,380,038
 1,035,848 Keyspan Energy......................................       28,032,636
   336,300 Peoples Energy Corp.................................       11,602,350
    98,100 Piedmont Natural Gas Co., Inc.......................        3,028,837
    10,000 South Jersey Industries, Inc........................          256,250
   190,381 UGI Corp............................................        4,176,483
     8,300 Yankee Energy System, Inc...........................          229,288
                                                                  --------------
                                                                      48,705,882
                                                                  --------------
           Utilities - Telephone - 7.4%
   305,100 Frontier Corp.......................................       11,021,738
   250,000 GTE Corp............................................       16,875,000
   100,000 * Nortel Inversora SA MEDS..........................        4,462,500
 1,503,000 Telecom Corp. New Zealand Ltd.......................       31,093,312
    20,000 U.S. West, Inc......................................        1,233,750
                                                                  --------------
                                                                      64,686,300
                                                                  --------------
           Other Securities - 3.1%.............................       26,944,981
                                                                  --------------
           Total Common Stocks (cost $633,982,081).............      659,554,017
                                                                  --------------
 CONVERTIBLE PREFERRED - 20.2%
           Aerospace & Defense - 1.4%
   200,000 * Loral Space & Communications......................       12,050,000
                                                                  --------------
           Banks - 0.7%
   210,000 National Australia Bank, Ltd. 7.875%, Series UNIT...        6,378,750
                                                                  --------------

  Shares                                                               Value

 CONVERTIBLE PREFERRED - continued
           Communication Systems &
            Services - 2.1%
   200,000 AirTouch Communications, Inc. 6.00%, Series B.........   $15,675,000
    50,000 Qwest Trends Trust
            5.75%, 144A..........................................     2,668,750
                                                                    -----------
                                                                     18,343,750
                                                                    -----------
           Electrical Equipment &
            Services - 0.8%
   165,000 Pioneer Standard Financial Trust 6.75%, 144A..........     6,930,000
                                                                    -----------
           Finance & Insurance - 2.0%
   270,000 Frontier Financing Trust 6.25%, TOPRS.................    12,050,100
   100,000 St. Paul Capital
            6.00%, MIPS..........................................     5,800,000
                                                                    -----------
                                                                     17,850,100
                                                                    -----------
           Food & Beverage Products - 3.2%
   200,000 Dole Food Co.
            7.00%, TRACES........................................     6,100,000
   400,000 Wendys Financing I
            5.00%, Series A, TECONS..............................    21,450,000
                                                                    -----------
                                                                     27,550,000
                                                                    -----------
           Leisure & Tourism - 0.4%
   170,000 Lodgian Capital Trust I
            7.00%, CRESTS, 144A..................................     3,655,000
                                                                    -----------
           Metal Products & Services - 0.3%
   100,000 Timet Capital Trust I
            6.625%, BUCS, 144A...................................     2,512,500
                                                                    -----------
           Oil/Energy - 0.5%
    95,000 Callon Petroleum Co.
            8.50%, Series A......................................     2,565,000
    48,000 Nuevo Energy Co.
            5.75%, Series A, TECONS..............................     1,581,000
                                                                    -----------
                                                                      4,146,000
                                                                    -----------
           Oil Field Services - 0.4%
   100,000 Evi, Inc.
            5.00%................................................     3,062,500
                                                                    -----------
           Printing, Publishing, Broadcasting & Entertainment -
             1.0%
    85,000 Houston Industries, Inc.
            7.00%, ACES (exchangeable for Time Warner, Inc.
            common stock)........................................     9,041,875
                                                                    -----------
           Telecommunication Services & Equipment - 4.2%
   700,000 Qualcomm Financial Trust I
            5.75%, 3/01/12.......................................    36,841,000
                                                                    -----------
           Transportation - 2.1%
    68,700 CNF Trust I
            5.00%, Series A, TECONS (exchangeable for CNF
            Transportation, Inc. common stock)...................     4,199,288
   280,000 Union Pacific Capital Trust 6.25%, 144A...............    14,000,000
                                                                    -----------
                                                                     18,199,288
                                                                    -----------

                              E V E R G R E E N
                            Income and Growth Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


   Shares                                                             Value

 CONVERTIBLE PREFERRED - continued
             Utilities - Electric - 0.3%
     168,000 BNDES Participacoes S.A. 10.50%, DECS.............   $    2,604,000
                                                                  --------------
             Utilities - Gas - 0.8%
     394,500 MCN Corp.
              8.75%, PRIDES....................................        7,199,625
                                                                  --------------
             Total Convertible Preferred
              (cost $187,792,487)..............................      176,364,388
                                                                  --------------
  Principal
   Amount                                                             Value

 CONVERTIBLE DEBENTURES - 2.9%
             Electrical Equipment &
              Services - 2.1%
 $ 9,700,000 * Photronics, Inc.
              6.00%, 6/1/2004..................................       10,815,500
  16,000,000 * Solectron Corp.
              0.00%, 1/27/2019, 144A...........................        7,640,000
                                                                  --------------
                                                                      18,455,500
                                                                  --------------
             Oil/Energy - 0.1%
     820,000 Swift Energy Co.
              6.25%, 11/15/2006................................          596,550
                                                                  --------------
  Principal
   Amount                                                             Value

 CONVERTIBLE DEBENTURES - continued
             Transportation - 0.7%
 $ 5,000,000 Continental Airlines Inc.
              6.75%, 4/15/2006.................................   $    6,093,750
                                                                  --------------
             Total Convertible Debentures
              (cost $24,356,034)...............................       25,145,800
                                                                  --------------
 SHORT-TERM INVESTMENTS - 1.6%
             U.S. Government Agency Obligations - 1.6%
   1,720,000 Federal Farm Credit Bank
              Discount Notes
              4.725%, 2/24/1999................................        1,714,808
             Federal Home Loan Mortgage Discount Notes
   1,600,000  4.74%, 2/8/1999..................................        1,598,525
     790,000  4.72%, 2/16/1999.................................          788,446
   9,690,000  4.72%, 2/18/1999.................................        9,668,402
                                                                  --------------
             Total Short-Term Investments
              (cost $13,770,181)...............................       13,770,181
                                                                  --------------

     Total Investments -
      (cost $859,900,783).................................. 100.3%  874,834,386
     Other Assets and
      Liabilities - net....................................  (0.3)   (2,501,384)
                                                            -----  ------------
     Net Assets  .......................................... 100.0% $872,333,002
                                                            =====  ============

*    Non-income producing securities.
+ Investment in a non-controlled affiliate. The Fund owns over 5% of the out-standing voting shares of CB Bancshares, Inc. The Fund has a cost basis of $6,024,625 in the issue at January 31, 1999. The Fund earned $3,240 of in-come from this investment during the six months ending January 31, 1999.
144A Security that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. This security has been deter-mined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
ACES   Automatically Convertible Equity Securities
ADR    American Depository Receipts
BUCS   Beneficial Unsecured Convertible Securities
CRESTS Convertible Redeemable Equity Structured Trust Securities
DECS   Dividend Enhanced Convertible Stock
MEDS   Mandatorially Exchangeable Debt Securities
MIPS   Monthly Income Preferred Shares
PRIDES Preferred Redeemable Increased Dividend Equity Securities
REIT   Real Estate Investment Trust
TECONS Term Convertible Shares
TOPRS  Trust Originated Preferred Securities
TRACES Trust Automatic Common Exchangeable Securities

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                             Small Cap Value Fund

                            Schedule of Investments
                         January 31, 1999 (Unaudited)


  Shares                                                               Value
 COMMON STOCKS - 81.0%
         Aerospace & Defense - 2.7%
 214,300 Curtiss Wright Corp. ...................................   $  8,009,462
                                                                    ------------
         Automotive Equipment & Manufacturing - 0.6%
  15,000 Arvin Industries, Inc. .................................        593,438
 103,200 Simpson Industries, Inc. ...............................      1,083,600
                                                                    ------------
                                                                       1,677,038
                                                                    ------------
         Banks - 10.5%
 108,750 ABC Bancorp.............................................      1,318,594
  31,500 Amcore Financial, Inc. .................................        724,500
   6,000 Bancorp South, Inc. ....................................        103,125
  20,000 Bank of Essex...........................................        340,000
  61,700 Britton & Koontz Capital Corp. .........................      1,203,150
  28,800 BSB Bancorp, Inc. ......................................        770,400
   2,625 Carrollton Bancorp .....................................         85,313
  25,000 CB Bancshares, Inc. ....................................        800,000
  34,177 Commercial Bankshares, Inc. ............................        743,350
   8,200 Community Bancshares, Inc. .............................        211,150
  60,000 Cowlitz Bancorp.........................................        465,000
   2,500 First Midwest Bancorp, Inc. ............................         90,938
  60,000 First Oak Brook Bancshares, Inc. Cl. A..................      1,102,500
  95,552 First State Bancorp.....................................      1,815,488
 221,900 Granite State Bankshares, Inc. .........................      4,798,587
  77,868 Hubco, Inc. ............................................      2,520,976
  32,000 Independent Bankshares, Inc. ...........................        344,000
  20,943 Interchange Financial Services Corp. ...................        350,795
  15,000 James River Bankshares, Inc. ...........................        255,000
  30,000 New England Community Bancorp, Inc......................        616,875
   4,000 Northern States Financial Corp..........................         96,000
  87,125 One Valley Bancorp of West Virginia, Inc................      2,744,437
  40,000 Pacific Bank, N.A. .....................................        810,000
   4,668 Pacific Century Financial Corp. ........................        102,696
  16,082 Premier National Bancorp, Inc. .........................        281,435
  90,000 Prosperity Bancshares, Inc. ............................      1,136,250
  67,104 Republic Security Financial Corp. ......................        616,518
 214,000 SierraWest Bancorp .....................................      5,403,500
  24,000 South Alabama Bancorp, Inc. ............................        372,000
  60,000 Southside Bancshares Corp. .............................        757,500
  11,250 Susquehanna Bancshares, Inc. ...........................        218,672
  23,200 Union Bankshares Corp. .................................        382,800
                                                                    ------------
                                                                      31,581,549
                                                                    ------------
         Building, Construction &
          Furnishings - 6.4%
  50,000 American Woodmark Corp. ................................      1,893,750
   3,000 Craftmade International, Inc. ..........................         49,500
 150,000 D.R. Horton, Inc. ......................................      3,168,750
  76,714 Knape & Vogt Manufacturing Co. .........................      1,332,906
  80,000 La-Z-Boy Chair Co. .....................................      1,440,000


  Shares                                                               Value
 COMMON STOCKS - continued
         Building, Construction &
          Furnishings - continued
 100,000 Pillowtex Corp. ........................................   $  2,193,750
 280,000 Shelby Williams Industries, Inc. .......................      3,710,000
 210,500 Standard Pacific Corp. .................................      2,947,000
  65,100 TJ International, Inc. .................................      1,570,537
  42,413 *Toll Brothers, Inc. ...................................        975,499
                                                                    ------------
                                                                      19,281,692
                                                                    ------------
         Business Equipment &
          Services - 0.9%
 165,400 Tab Products Co. .......................................        951,050
  60,000 *Zebra Technologies Corp. Cl. A.........................      1,811,250
                                                                    ------------
                                                                       2,762,300
                                                                    ------------
         Consumer Products &
          Services - 9.1%
 311,500 CPI Corp. ..............................................      8,235,281
  93,500 General Housewares Corp. ...............................      1,273,938
 110,000 Lancaster Colony Corp. .................................      3,128,125
 196,500 Matthews International Corp. Cl. A......................      5,551,125
 114,100 Mikasa, Inc. ...........................................      1,297,888
 100,500 Polaris Industries, Inc. ...............................      3,303,937
 146,100 Stride Rite Corp. ......................................      1,442,738
 328,600 York Group, Inc. .......................................      3,306,537
                                                                    ------------
                                                                      27,539,569
                                                                    ------------
         Electronic Equipment &
          Services - 3.1%
 338,700 Boston Acoustics, Inc. .................................      7,959,450
  50,000 *Hadco Corp. ...........................................      1,500,000
                                                                    ------------
                                                                       9,459,450
                                                                    ------------
         Electrical Equipment &
          Services - 2.3%
 292,800 Helix Technology Corp. .................................      6,002,400
  80,000 Kent Electronics Corp. .................................      1,025,000
                                                                    ------------
                                                                       7,027,400
                                                                    ------------
         Finance & Insurance - 2.2%
  15,000 Enhance Financial Services Group, Inc. .................        375,000
   5,000 LaSalle Re Holdings Ltd. ...............................         92,500
 164,900 Morgan Keegan, Inc. ....................................      2,978,506
 122,500 Pxre Corp. .............................................      2,503,594
  16,000 Trenwick Group, Inc. ...................................        528,000
                                                                    ------------
                                                                       6,477,600
                                                                    ------------
         Food & Beverage Products - 3.5%
 121,220 Bridgford Foods Corp. ..................................      1,515,250
 200,000 International Multifoods Corp. .........................      4,825,000
  20,000 Lance, Inc. ............................................        372,500
  93,000 Michael Foods, Inc. ....................................      2,080,875
  77,300 Smithfield Companies, Inc. .............................        589,412
  15,000 Smucker (J. M.) Co. ....................................        337,500
  35,000 Smucker (J. M.) Co. Cl. A...............................        875,000
                                                                    ------------
                                                                      10,595,537
                                                                    ------------

                              E V E R G R E E N
                             Small Cap Value Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


  Shares                                                              Value
 COMMON STOCKS - continued
         Healthcare Products &
          Services - 1.6%
 130,000 *ADAC Laboratories.....................................   $  2,868,125
  50,000 Jones Pharma, Inc. ....................................      1,593,750
  18,700 Kewaunee Scientific Corp. .............................        212,713
                                                                   ------------
                                                                      4,674,588
                                                                   ------------
         Industrial Specialty Products &
          Services - 3.7%
  50,000 Badger Meter, Inc. ....................................      1,831,250
 100,000 Federal Signal Corp. ..................................      2,656,250
  64,100 Gorman Rupp Co. .......................................      1,065,663
  15,500 Graco, Inc. ...........................................        379,750
 116,374 Hach Co. ..............................................      1,367,394
 254,474 Hach Co. Cl. A.........................................      2,481,121
  18,700 Met-Pro Corp. .........................................        216,219
  46,400 Spartech Corp. ........................................      1,107,800
   2,200 Superior Telecom, Inc. ................................         97,350
                                                                   ------------
                                                                     11,202,797
                                                                   ------------
         Information Services &
          Technology - 0.2%
  32,500 Timberline Software Corp. .............................        546,406
                                                                   ------------
         Machinery - Diversified - 1.3%
 235,250 Hardinge, Inc. ........................................      3,778,703
                                                                   ------------
         Oil/Energy - 4.3%
 201,900 Berry Petroleum Co. Cl. A..............................      2,561,606
 235,500 Cabot Oil & Gas Corp. Cl. A............................      3,090,938
 155,600 Penn Virginia Corp. ...................................      3,189,800
 100,909 Pennzoil-Quaker State Co. .............................      1,551,476
 370,000 Southwestern Energy Co. ...............................      2,590,000
                                                                   ------------
                                                                     12,983,820
                                                                   ------------
         Oil Field Services - 0.9%
 146,200 Lufkin Industries, Inc. ...............................      2,722,975
                                                                   ------------
         Paper & Packaging - 0.7%
 154,050 Tuscarora, Inc. .......................................      2,147,072
                                                                   ------------
         Printing, Publishing, Broadcasting & Entertainment -
           0.9%
  41,300 Banta Corp. ...........................................        986,038
 116,300 Bowne & Co., Inc. .....................................      1,788,112
                                                                   ------------
                                                                      2,774,150
                                                                   ------------
         Real Estate - 3.2%
   6,291 Bradley Real Estate, Inc. REIT.........................        126,606
 230,000 Eastgroup Properties, Inc. REIT........................      4,211,875
  60,000 Innkeepers USA Trust REIT..............................        697,500
  95,000 Parkway Properties, Inc. REIT..........................      3,010,313
 100,000 RFS Hotel Investors, Inc. REIT.........................      1,268,750
  50,000 Sunstone Hotel Investors, Inc.REIT.....................        415,625
                                                                   ------------
                                                                      9,730,669
                                                                   ------------
         Retailing & Wholesale - 2.2%
  48,200 Ethan Allen Interiors, Inc. ...........................      2,301,550
  75,000 Freds, Inc. ...........................................        970,313


  Shares                                                                Value
 COMMON STOCKS - continued
         Retailing & Wholesale - continued
  36,900 Longs Drug Stores Corp. .................................   $ 1,413,731
 200,000 Pier 1 Imports, Inc. ....................................     1,900,000
                                                                     -----------
                                                                       6,585,594
                                                                     -----------
         Telecommunication Services & Equipment - 4.5%
 250,000 Communications Systems, Inc. ............................     2,656,250
 349,695 Hickory Tech Corp. ......................................     4,633,459
 200,000 Scientific Atlanta, Inc. ................................     6,225,000
                                                                     -----------
                                                                      13,514,709
                                                                     -----------
         Textile & Apparel - 0.5%
  53,900 Oxford Industries, Inc. .................................     1,411,506
                                                                     -----------
         Thrift Institutions - 4.7%
  32,500 Abington Bancorp, Inc. ..................................       491,563
  16,800 Bancorp Connecticut, Inc. ...............................       259,350
 228,394 Community Savings Bankshares, Inc. ......................     2,797,826
  92,000 First Coastal Bankshares, Inc. ..........................     2,162,000
   6,000 First Essex Bancorp, Inc. ...............................       106,875
  16,800 *Golden St. Bancorp, Inc. ...............................       313,950
  50,000 Harbor Florida Bancshares, Inc. .........................       556,250
 312,900 Horizon Financial Corp. .................................     4,238,817
  38,000 Jacksonville Bancorp, Inc. ..............................       608,000
  69,200 Metrowest Bank...........................................       441,150
 100,000 St. Paul Bancorp, Inc. ..................................     2,312,500
                                                                     -----------
                                                                      14,288,281
                                                                     -----------
         Transportation - 0.5%
  50,000 ASA Holdings, Inc. ......................................     1,562,500
                                                                     -----------
         Utilities - Electric - 2.6%
 136,800 Madison Gas & Electric Co. ..............................     2,907,000
 135,000 MDU Resources Group, Inc. ...............................     3,105,000
 100,300 Public Service Co. of New Mexico.........................     1,886,894
                                                                     -----------
                                                                       7,898,894
                                                                     -----------
         Utilities - Gas - 5.9%
  82,200 Chesapeake Utilities Corp. ..............................     1,448,775
  15,000 Connecticut Energy Corp. ................................       405,938
  80,000 CTG Resources, Inc. .....................................     1,810,000
  64,800 Delta Natural Gas Co., Inc. .............................     1,166,400
  20,000 Eastern Enterprises......................................       805,000
  27,400 NUI Corp. ...............................................       623,350
  36,600 Public Service Co. of North Carolina, Inc. ..............       848,663
 450,100 Semco Energy, Inc. ......................................     7,314,125
  85,500 UGI Corp. ...............................................     1,875,656
  48,100 Yankee Energy System, Inc. ..............................     1,328,762
                                                                     -----------
                                                                      17,626,669
                                                                     -----------
         Other Securities - 2.0%..................................     6,016,424
                                                                     -----------
         Total Common Stocks
          (cost $251,927,418).....................................   243,877,354
                                                                     -----------

                              E V E R G R E E N
                             Small Cap Value Fund

                       Schedule of Investments (continued)
                          January 31, 1999 (Unaudited)


  Shares                                                                Value
 CONVERTIBLE PREFERRED - 4.6%
         Electrical Equipment &
         Services - 1.6%
 110,000 Pioneer Standard Financial Trust
          6.75%, 144A.............................................   $ 4,620,000
                                                                     -----------
         Finance & Insurance - 1.9%
  12,000 American Heritage Life Investment Corp. 8.50%, PRIDES....       798,000
  80,000 Frontier Financing Trust
          6.25%, TOPRS............................................     3,570,400
 125,000 Philadelphia Consolidated Holdings, Inc. 7.00%, PRIDES...     1,250,000
                                                                     -----------
                                                                       5,618,400
                                                                     -----------
         Leisure & Tourism - 0.9%
 130,000 Lodgian Capital Trust I
          7.00%, CRESTS, 144A.....................................     2,795,000
                                                                     -----------
         Oil/Energy - 0.2%
  26,000 Callon Petroleum Co.
          8.50%, Series A.........................................       702,000
                                                                     -----------
         Total Convertible Preferred
          (cost $19,358,375)......................................    13,735,400
                                                                     -----------

 Principal
   Amount                                                               Value
 CONVERTIBLE DEBENTURES - 11.0%
            Banks - 0.5%
 $1,350,000 Surety Capital Corp.
             9.00%, 3/31/2008......................................   1,350,000
                                                                      ---------
            Business Equipment &
             Services - 1.0%
  1,250,000 Interim Services, Inc.
             4.50%, 6/1/2005.......................................   1,104,687
    200,000 Personnel Group Of America, Inc.
             5.75%, 7/1/2004.......................................     203,250
            Tecnomatix Technologies Ltd.
    500,000 5.25%, 8/15/2004, 144A.................................     369,375
  2,000,000 5.25%, 8/15/2004.......................................   1,477,500
                                                                      ---------
                                                                      3,154,812
                                                                      ---------
            Consumer Products &
             Services - 1.5%
  4,000,000 Action Performance Companies, Inc. 4.75%, 4/1/2005,
             144A..................................................   4,540,000
                                                                      ---------

 Principal
   Amount                                                               Value
 CONVERTIBLE DEBENTURES - continued
            Healthcare Products &
             Services - 3.7%
 $5,000,000 Alpharma, Inc.
             5.75%, 4/1/2005, 144A.................................   $6,825,000
  4,300,000 Carematrix
             6.25%, 8/15/2004......................................    4,412,875
                                                                      ----------
                                                                      11,237,875
                                                                      ----------
            Leisure & Tourism - 1.9%
  2,400,000 Family Golf Centers, Inc.
             5.75%, 10/15/2004, 144A...............................    1,977,000
  3,370,000 Speedway Motorsports, Inc.
             5.75%, 9/30/2003......................................    3,631,175
                                                                      ----------
                                                                       5,608,175
                                                                      ----------
            Retailing & Wholesale - 0.7%
            Central Garden & Pet Co.
    500,000 6.00%, 11/15/2003, 144A................................      437,500
  2,000,000 6.00%, 11/15/2003......................................    1,750,000
                                                                      ----------
                                                                       2,187,500
                                                                      ----------
            Telecommunication Services & Equipment - 1.7%
            Antec Corp.
    500,000 4.50%, 5/15/2003, 144A.................................      563,750
  4,000,000 4.50%, 5/15/2003.......................................    4,510,000
                                                                      ----------
                                                                       5,073,750
                                                                      ----------
            Total Convertible Debentures
             (cost $31,298,620)....................................   33,152,112
                                                                      ----------
 SHORT-TERM INVESTMENTS - 2.6%
            U.S. Government Agency Obligations - 2.6%
            Federal Home Loan Mortgage
             Discount Notes
  6,000,000 4.72%, 2/11/1999.......................................    5,992,134
  2,000,000 4.72%, 2/18/1999.......................................    1,995,542
                                                                      ----------
            Total Short-Term Investments
             (cost $7,987,676).....................................    7,987,676
                                                                      ----------

     Total Investments -
      (cost $310,572,089)...................................  99.2%  298,752,542
     Other Assets and
      Liabilities - net.....................................   0.8     2,488,170
                                                             -----  ------------
     Net Assets............................................. 100.0% $301,240,712
                                                             =====  ============

*    Non-income producing securities.
144A Security that may be resold to "qualified institutional buyers" un-der Rule 144A of the Securities Act of 1933. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
CRESTS  Convertible Redeemable Equity Structured Trust Securities
PRIDES  Preferred Redeemable Increased Dividend Equity Securities
REIT    Real Estate Investment Trust
TOPRS   Trust Originated Preferred Securities

                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                                 Utility Fund

                       Schedule of Investments (continued)
                          January 31, 1999 (Unaudited)


  Shares                                                               Value
 COMMON STOCKS - 76.4%
           Communication Systems &
            Services - 2.8%
    50,000 *MCI WorldCom, Inc. ..................................   $  3,987,500
                                                                    ------------
           Healthcare Products & Services - 2.1%
   100,000 Mylan Laboratories, Inc. .............................      3,050,000
                                                                    ------------
           Oil/Energy - 3.2%
    70,000 Enron Corp. ..........................................      4,620,000
                                                                    ------------
           Real Estate - 2.9%
   190,000 FelCor Lodging Trust Inc. REIT........................      4,144,375
                                                                    ------------
           Utilities - Electric - 41.3%
   100,000 Central Hudson Gas & Electric Corp. ..................      4,031,250
   100,000 Cinergy Corp. ........................................      3,131,250
 1,000,000 Companhia Paranaense de
            Energia-Copel, Plc, ADR..............................      4,000,000
    70,000 Duke Power Co. .......................................      4,326,875
   100,000 Energy East Corp. ....................................      5,118,750
   170,000 Houston Industries, Inc. .............................      5,163,750
   125,000 Interstate Energy Corp. ..............................      3,593,750
   165,000 MDU Resources Group, Inc. ............................      3,795,000
   225,000 PacifiCorp............................................      4,626,562
   150,000 PP&L Resources, Inc. .................................      4,003,125
   175,000 Public Service Co. of New Mexico......................      3,292,188
   100,000 Public Service Enterprise Group, Inc. ................      3,968,750
   175,000 Sempra Energy.........................................      4,025,000
   140,000 Teco Energy, Inc. ....................................      3,255,000
   135,000 Wisconsin Energy Corp. ...............................      3,510,000
                                                                    ------------
                                                                      59,841,250
                                                                    ------------
           Utilities - Gas - 5.8%
   180,000 Keyspan Energy........................................      4,871,250
    45,000 Northwest Natural Gas Co. ............................      1,057,500
    60,000 Peoples Energy Corp. .................................      2,070,000
    25,000 Semco Energy, Inc. ...................................        406,250
                                                                    ------------
                                                                       8,405,000
                                                                    ------------
           Utilities - Telephone - 18.3%
    25,000 AT&T Corp. ...........................................      2,248,438
   150,000 BellSouth Corp. ......................................      6,693,750
    55,000 Frontier Corp. .......................................      1,986,875
    70,000 GTE Corp. ............................................      4,725,000
    60,000 Sprint Corp. .........................................      5,032,500
    30,000 *Sprint Corp. (PCS Group).............................        956,250
    80,000 U.S. West, Inc. ......................................      4,935,000
                                                                    ------------
                                                                      26,577,813
                                                                    ------------
           Total Common Stocks
            (cost $93,671,648)...................................    110,625,938
                                                                    ------------


  Shares                                                              Value
 CONVERTIBLE PREFERRED - 19.5%
           Communication Systems &
            Services - 3.8%
    70,000 AirTouch Communications, Inc.
            6.00%, Series B.....................................   $  5,486,250
                                                                   ------------
           Printing, Publishing, Broadcasting & Entertainment -
             2.9%
    40,000 Houston Industries, Inc.
            7.00%, ACES (exchangeable for Time Warner, Inc.
            common stock).......................................      4,255,000
                                                                   ------------
           Telecommunication Services &
            Equipment - 2.6%
    70,000 Qualcomm Financial Trust I
            5.75%, 3/01/2012....................................      3,718,750
                                                                   ------------
           Utilities - Electric - 6.7%
    70,000 AES Trust I
            5.375%, Series A, TECONS............................      3,797,500
   135,000 BNDES Participacoes S.A.
            10.50%, DECS........................................      2,092,500
    70,000 Texas Utilities Co.
            9.25%, PRIDES.......................................      3,876,250
                                                                   ------------
                                                                      9,766,250
                                                                   ------------
           Utilities - Telephone - 3.5%
    60,000 Sprint Corp.
            8.25%, DECS
            (exchangeable for Southern N.E. Telephone common
            stock)..............................................      4,998,750
                                                                   ------------
           Total Convertible Preferred
            (cost $22,835,090)..................................     28,225,000
                                                                   ------------

                              E V E R G R E E N
                                 Utility Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)

 Principal
   Amount                                                              Value
 CONVERTIBLE DEBENTURES - 2.3%
            Information Services &
             Technology - 2.3%
 $4,000,000 Adaptec, Inc. 4.75%, 2/1/2004
             (cost $3,530,000)...................................   $  3,330,000
                                                                    ------------

 Principal
   Amount                                                            Value
 SHORT-TERM INVESTMENTS - 1.7%
            Repurchase Agreement - 1.7%
 $2,512,390 Dresdner Bank AG
             4.70%, dated 1/31/1999,
             due 2/1/1999, maturity value $2,512,718 (cost
             $2,512,390)(a)....................................   $  2,512,390
                                                                  ------------

     Total Investments -
      (cost $122,549,128).................................  99.9%  144,693,328
     Other Assets and
      Liabilities - net...................................   0.1       156,584
                                                           -----  ------------
     Net Assets........................................... 100.0% $144,849,912
                                                           =====  ============

*   Non-income producing securities.
(a) At January 29, 1999, the repurchase agreement was collateralized by:
    $2,460,000 U.S. Treasury Notes, 5.50%, 5/31/03; value including ac-crued interest-- $2,563,015.

Summary of Abbreviations:
ACES   Automatically Convertible Equity Securities
ADR    American Depository Receipt
DECS   Dividend Enhanced Convertible Stock
PRIDES Preferred Redeemable Increased Dividend Equity Securities
REIT   Real Estate Investment Trust
TECONS Term Convertible Shares

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                                  Value Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


 Shares                                                                Value
 COMMON STOCKS - 97.8%
         Automotive Equipment & Manufacturing - 1.9%
 115,200 Ford Motor Co. .........................................   $  7,077,600
 131,950 General Motors Corp. ...................................     11,842,513
                                                                    ------------
                                                                      18,920,113
                                                                    ------------
         Banks - 13.5%
 366,300 Bank One Corp. .........................................     19,184,962
 392,000 BankAmerica Corp. ......................................     26,215,000
  85,600 BankBoston Corp. .......................................      3,161,850
 263,300 Chase Manhattan Corp. ..................................     20,257,644
 481,450 Fleet Financial Group, Inc. ............................     21,334,253
 305,000 Republic New York Corp. ................................     11,170,625
 185,700 SouthTrust Corp. .......................................      6,894,112
 748,750 Sovereign Bancorp, Inc. ................................      9,499,766
  55,800 TCF Financial Corp. ....................................      1,245,038
 107,600 Union Planters Corp. ...................................      4,895,800
 260,300 US Bancorp Delaware.....................................      8,768,856
                                                                    ------------
                                                                     132,627,906
                                                                    ------------
         Business Equipment & Services - 1.0%
 326,850 Dun & Bradstreet Corp. .................................      9,968,925
                                                                    ------------
         Chemical & Agricultural
          Products - 2.8%
 173,600 Du Pont (E. I.) De Nemours & Co. .......................      8,886,150
 246,800 Great Lakes Chemical Corp. .............................      9,347,550
 370,850 Morton International, Inc. .............................      9,595,744
                                                                    ------------
                                                                      27,829,444
                                                                    ------------
         Communication Systems &
          Services - 0.4%
  10,000 Lucent Technologies, Inc. ..............................      1,125,625
  34,200 *MCI WorldCom, Inc. ....................................      2,727,450
                                                                    ------------
                                                                       3,853,075
                                                                    ------------
         Consumer Products & Services - 1.1%
 235,450 Fort James Corp. .......................................      8,446,769
  19,600 Gillette Co. ...........................................      1,151,500
  16,800 Procter & Gamble Co. ...................................      1,526,700
                                                                    ------------
                                                                      11,124,969
                                                                    ------------
         Diversified Companies - 2.6%
 267,150 Tenneco, Inc. ..........................................      8,248,256
 228,500 Tyco International Ltd. ................................     17,608,782
                                                                    ------------
                                                                      25,857,038
                                                                    ------------
         Electrical Equipment &
          Services - 5.3%
 145,100 General Electric Co. ...................................     15,217,363
 158,600 Motorola, Inc. .........................................     11,458,850
 282,500 Tandy Corp. ............................................     15,255,000
 216,150 Thomas & Betts Corp. ...................................      9,551,128
                                                                    ------------
                                                                      51,482,341
                                                                    ------------
         Environmental Services - 2.2%
 429,600 Waste Management, Inc. .................................     21,453,150
                                                                    ------------

 Shares                                                                Value
 COMMON STOCKS - continued
         Finance & Insurance - 14.1%
 114,500 American International Group, Inc. .....................   $ 11,786,344
 203,800 Associates First Capital Corp. Cl. A....................      8,266,638
 352,450 Citigroup, Inc. ........................................     19,759,228
  32,600 Federal Home Loan Mortgage Corp. .......................      2,021,200
 171,000 Federal National Mortgage Association...................     12,461,625
 211,300 Greenpoint Financial Corp. .............................      6,920,075
 259,800 Hartford Financial Services Group, Inc. ................     13,493,362
 374,100 Household International, Inc. ..........................     16,437,019
   2,600 Lincoln National Corp. .................................        216,613
 291,700 MBIA, Inc. .............................................     19,124,581
 118,200 Morgan Stanley, Dean Witter,
          Discover & Co. ........................................     10,261,237
 171,000 Provident Co., Inc. ....................................      7,331,625
 238,800 Washington Mutual, Inc. ................................     10,029,600
                                                                    ------------
                                                                     138,109,147
                                                                    ------------
         Food & Beverage Products - 3.6%
 406,600 American Stores Co. ....................................     14,739,250
 622,700 Archer Daniels Midland Co. .............................      9,418,337
  23,700 Coca Cola Co. ..........................................      1,550,869
 283,300 Fortune Brands, Inc. ...................................      9,419,725
                                                                    ------------
                                                                      35,128,181
                                                                    ------------
         Healthcare Products & Services - 3.2%
  20,000 Abbott Laboratories ....................................        928,750
  18,000 Bristol-Myers Squibb Co. ...............................      2,307,375
  18,200 Johnson & Johnson.......................................      1,547,000
  27,800 Lilly (Eli) & Co. ......................................      2,604,512
 415,200 Pharmacia & Upjohn, Inc. ...............................     23,874,000
                                                                    ------------
                                                                      31,261,637
                                                                    ------------
         Information Services &
          Technology - 12.8%
 352,100 *American Power Conversion Corp. .......................     18,001,112
 157,350 *Gateway 2000, Inc. ....................................     12,155,288
 219,400 Hewlett-Packard Co. ....................................     17,195,475
  18,000 Intel Corp. ............................................      2,536,875
  53,850 International Business Machines Corp. ..................      9,868,013
 566,900 *Oracle Systems Corp. ..................................     31,392,087
 310,850 *SCI Systems, Inc. .....................................     17,096,750
 127,800 *Sun Microsystems, Inc. ................................     14,281,650
  52,650 *Synopsys, Inc. ........................................      3,056,991
                                                                    ------------
                                                                     125,584,241
                                                                    ------------
         Iron & Steel - 1.8%
 245,100 AK Steel Holding Corp. .................................      5,101,144
 130,400 Bethlehem Steel Corp. ..................................      1,124,700
 517,400 British Steel Plc ......................................     11,382,800
                                                                    ------------
                                                                      17,608,644
                                                                    ------------
         Oil/Energy - 5.1%
  66,400 Anadarko Petroleum Corp. ...............................      1,796,950
   9,900 Chevron Corp. ..........................................        740,025
 124,300 Exxon Corp. ............................................      8,755,381

                              E V E R G R E E N
                                  Value Fund

                      Schedule of Investments (continued)
                         January 31, 1999 (Unaudited)


 Shares                                                                Value
 COMMON STOCKS - continued
         Oil/Energy - continued
 110,800 Mobil Corp. ............................................   $  9,715,775
  49,300 Royal Dutch Petroleum Co. ..............................      1,975,081
 381,400 Texaco, Inc. ...........................................     18,068,825
 320,100 Unocal Corp. ...........................................      9,122,850
                                                                    ------------
                                                                      50,174,887
                                                                    ------------
         Paper & Packaging - 2.8%
 970,800 Louisiana Pacific Corp. ................................     19,476,675
 458,518 Smurfit Container Corp. ................................      7,393,603
                                                                    ------------
                                                                      26,870,278
                                                                    ------------
         Printing, Publishing, Broadcasting &
          Entertainment - 2.8%
 163,100 CBS Corp. ..............................................      5,545,400
  33,000 Disney (Walt) Co. ......................................      1,089,000
 274,000 Tele Communications, Inc. ..............................     18,786,125
  18,500 *Viacom, Inc. Cl. B.....................................      1,572,500
                                                                    ------------
                                                                      26,993,025
                                                                    ------------
         Retailing & Wholesale - 2.7%
 116,500 *Federated Department Stores, Inc. .....................      4,871,156
 300,450 *Tommy Hilfiger Corp. ..................................     21,181,725
                                                                    ------------
                                                                      26,052,881
                                                                    ------------
         Telecommunication Services & Equipment - 2.1%
 116,250 Mediaone Group, Inc. ...................................      6,517,265
 304,050 *Univision Communications, Inc. Cl. A...................     13,644,244
                                                                    ------------
                                                                      20,161,509
                                                                    ------------
         Transportation - 4.5%
 277,500 Burlington Northern Santa Fe Corp. .....................      9,608,437
 429,800 Canadian Pacific Ltd. ..................................      8,730,313
 206,500 CNF Transportation, Inc. ...............................      9,163,438
 186,200 Northwest Airlines Corp. ...............................      4,972,620
 227,900 Union Pacific Corp. ....................................     11,722,606
                                                                    ------------
                                                                      44,197,414
                                                                    ------------


 Shares                                                                Value
 COMMON STOCKS - continued
         Utilities - Electric - 2.9%
 290,000 CMS Energy Corp. .......................................   $ 12,415,625
  62,900 GPU, Inc. ..............................................      2,681,112
 444,800 Houston Industries, Inc. ...............................     13,510,800
                                                                    ------------
                                                                      28,607,537
                                                                    ------------
         Utilities - Gas - 1.5%
 389,700 NICOR, Inc. ............................................     15,027,806
                                                                    ------------
         Utilities - Telephone - 7.1%
 173,750 Ameritech Corp. ........................................     11,315,469
 228,400 AT&T Corp. .............................................     20,727,300
 164,500 Bell Atlantic Corp. ....................................      9,870,000
  65,400 BellSouth Corp. ........................................      2,918,475
 145,450 GTE Corp. ..............................................      9,817,875
 244,450 U.S. West, Inc. ........................................     15,079,509
                                                                    ------------
                                                                      69,728,628
                                                                    ------------
         Total Common Stocks
          (cost $773,762,829)....................................    958,622,776
                                                                    ------------

  Principal
   Amount                                                              Value
 SHORT-TERM INVESTMENTS - 2.4%
             U.S. Government Agency Obligations - 2.4%
 $22,856,000 Federal Agricultural Mortgage
              Corp. 4.62%, 2/1/1999 (cost $22,856,000)...........     22,856,000
                                                                    ------------

     Total Investments -
      (cost $796,618,829).................................. 100.2%  981,478,776
     Other Assets and
      Liabilities - net....................................  (0.2)   (1,562,834)
                                                            -----  ------------
     Net Assets............................................ 100.0% $979,915,942
                                                            =====  ============

* Non-income producing securities.


                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                           Growth and Income Funds

                      Statements of Assets and Liabilities
                          January 31, 1999 (Unaudited)

                                                          Growth         Income
                                            Equity         and            and        Small Cap
                             Blue Chip      Income        Income         Growth        Value        Utility        Value
                                Fund         Fund          Fund           Fund          Fund          Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------
 Assets
 Identified cost of
  securities.............   $374,856,441 $132,842,408 $1,668,139,451  $859,900,783  $310,572,089  $122,549,128  $796,618,829
 Net unrealized gains or
  losses on securities...    113,910,296   29,600,343    427,167,511    14,933,603   (11,819,547)   22,144,200   184,859,947
-----------------------------------------------------------------------------------------------------------------------------
 Market value of
  securities.............    488,766,737  162,442,751  2,095,306,962   874,834,386   298,752,542   144,693,328   981,478,776
 Cash....................            713        1,284        106,561        66,693        56,959             0        42,976
 Foreign currency (cost
  $0, $0, $0, $3,885,728,
  $0, $0, and $0,
  respectively)..........              0            0              0     3,886,789             0             0             0
 Receivable for
  securities sold........      3,760,330    1,935,019     10,215,042     4,305,568       233,470     8,568,101    13,972,497
 Receivable for Fund
  shares sold............      2,263,061       80,301      1,708,330        84,602     4,321,782       144,734       425,568
 Dividends and interest
  receivable.............        379,229      284,014      1,311,643     2,198,210       802,081       882,195     1,177,810
 Prepaid expenses and
  other assets...........        112,559       22,344         95,009        66,267        41,690        28,661        57,557
-----------------------------------------------------------------------------------------------------------------------------
  Total assets...........    495,282,629  164,765,713  2,108,743,547   885,442,515   304,208,524   154,317,019   997,155,184
-----------------------------------------------------------------------------------------------------------------------------
 Liabilities
 Payable for securities
  purchased..............     12,568,757    1,311,238     30,217,159    10,490,744     1,618,750     9,221,035    14,764,125
 Payable for Fund shares
  redeemed...............        882,534      236,904      6,322,800     1,460,048       964,395       116,572     1,668,281
 Advisory fee payable....        238,219       85,677      1,577,750       740,574       259,917        63,392       410,915
 Distribution Plan
  expenses payable.......        114,892       73,731        436,948        21,135        81,553        36,893       215,700
 Due to other related
  parties................          6,317        2,955              0             0             0         3,403        25,958
 Accrued expenses and
  other liabilities......         62,926       18,686        543,932       397,012        43,197        25,812       154,263
-----------------------------------------------------------------------------------------------------------------------------
  Total liabilities......     13,873,645    1,729,191     39,098,589    13,109,513     2,967,812     9,467,107    17,239,242
-----------------------------------------------------------------------------------------------------------------------------
 Net assets..............   $481,408,984 $163,036,522 $2,069,644,958  $872,333,002  $301,240,712  $144,849,912  $979,915,942
-----------------------------------------------------------------------------------------------------------------------------
 Net assets represented
  by
 Paid-in capital.........   $345,079,983 $121,828,719 $1,637,043,445  $862,334,333  $330,048,009  $123,228,198  $702,091,992
 Undistributed
  (overdistributed) net
  investment income......         39,183      575,864       (150,813)   13,093,058        67,241        32,678      (155,681)
 Accumulated net realized
  gains or losses on
  securities and foreign
  currency related
  transactions...........     22,379,522   11,031,596      5,584,548   (18,029,939)  (17,054,991)     (555,164)   93,119,684
 Net unrealized gains or
  losses on securities
  and foreign currency
  related transactions...    113,910,296   29,600,343    427,167,778    14,935,550   (11,819,547)   22,144,200   184,859,947
-----------------------------------------------------------------------------------------------------------------------------
 Total net assets........   $481,408,984 $163,036,522 $2,069,644,958  $872,333,002  $301,240,712  $144,849,912  $979,915,942
-----------------------------------------------------------------------------------------------------------------------------
 Net assets consist of
 Class A.................   $340,292,978 $ 52,668,635 $  286,027,701  $ 13,379,023  $ 74,509,741  $ 94,953,830  $479,970,015
 Class B.................    140,231,442   90,736,212    985,367,391    51,033,169   125,716,900    46,418,758   337,559,484
 Class C.................        884,564   19,382,507     45,820,338     1,074,297    25,769,887       629,717     4,492,085
 Class Y.................            --       249,168    752,429,528   806,846,513    75,244,184     2,847,607   157,894,358
-----------------------------------------------------------------------------------------------------------------------------
                            $481,408,984 $163,036,522 $2,069,644,958  $872,333,002  $301,240,712  $144,849,912  $979,915,942
-----------------------------------------------------------------------------------------------------------------------------
 Shares outstanding
 Class A.................     10,782,409    2,734,450     10,055,806       649,836     5,099,381     8,714,406    20,163,970
 Class B.................      4,473,639    4,738,484     35,015,037     2,500,100     8,652,109     4,258,428    14,212,581
 Class C.................         28,142    1,011,011      1,627,989        52,629     1,775,316        57,786       189,291
 Class Y.................             --       12,969     26,396,915    39,171,763     5,146,616       261,270     6,631,694
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value per
  share
 Class A.................   $      31.56 $      19.26 $        28.44  $      20.59  $      14.61  $      10.90  $      23.80
-----------------------------------------------------------------------------------------------------------------------------
 Class A--Offering price
  (based on sales charge
  of 4.75%)..............   $      33.13 $      20.22 $        29.86  $      21.62  $      15.34  $      11.44  $      24.99
-----------------------------------------------------------------------------------------------------------------------------
 Class B.................   $      31.35 $      19.15 $        28.14  $      20.41  $      14.53  $      10.90  $      23.75
-----------------------------------------------------------------------------------------------------------------------------
 Class C.................   $      31.43 $      19.17 $        28.15  $      20.41  $      14.52  $      10.90  $      23.73
-----------------------------------------------------------------------------------------------------------------------------
 Class Y.................             -- $      19.21 $        28.50  $      20.60  $      14.62  $      10.90  $      23.81
-----------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                           Growth and Income Funds

                            Statements of Operations
                 Six Months Ended January 31, 1999 (Unaudited)

                                                         Growth        Income
                                            Equity         and          and        Small Cap
                             Blue Chip      Income       Income        Growth        Value       Utility       Value
                               Fund          Fund         Fund          Fund          Fund         Fund         Fund
-------------------------------------------------------------------------------------------------------------------------
 Investment income
 Dividends (net of
  foreign withholding
  taxes of $19,622,
  $4,315, $282,295, $0,
  $0, $63,834 and $0,
  respectively)..........   $ 2,331,345  $  1,681,404  $12,284,469  $ 23,388,813  $  4,448,140  $3,481,061  $  8,416,391
 Interest................       978,397       581,620    7,845,816     1,473,140     1,463,069     187,179     1,223,985
-------------------------------------------------------------------------------------------------------------------------
 Total investment
  income.................     3,309,742     2,263,024   20,130,285    24,861,953     5,911,209   3,668,240     9,640,376
-------------------------------------------------------------------------------------------------------------------------
 Expenses
 Advisory fee............     1,263,145       507,662    8,999,624     4,347,516     1,492,844     362,777     2,334,043
 Distribution Plan
  expenses...............       989,226       628,361    5,354,259       278,223       841,126     351,193     2,170,124
 Transfer agent fee......       546,967       164,782    2,627,334       837,156       472,564     127,540       865,512
 Administrative services
  fees...................        31,144        13,351            0             0             0      19,078       122,756
 Trustees' fees and
  expenses...............         5,678         2,018       22,072        12,040         3,081       1,505        17,300
 Other...................       125,119       114,838      589,616       325,787        86,187      47,634       180,192
-------------------------------------------------------------------------------------------------------------------------
  Total expenses.........     2,961,279     1,431,012   17,592,905     5,800,722     2,895,802     909,727     5,689,927
  Less: Fee credits......        (7,577)       (3,644)     (39,394)      (20,572)      (17,071)     (2,956)      (16,320)
-------------------------------------------------------------------------------------------------------------------------
  Net expenses...........     2,953,702     1,427,368   17,553,511     5,780,150     2,878,731     906,771     5,673,607
-------------------------------------------------------------------------------------------------------------------------
 Net investment income...       356,040       835,656    2,576,774    19,081,803     3,032,478   2,761,469     3,966,769
-------------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions
 Net realized gains or
  losses on:
  Securities.............    23,876,928    14,577,533    5,460,482    11,230,833   (17,096,277)   (546,693)   98,276,360
  Foreign currency
   related transactions..             0             0            0      (190,424)            0           0           558
-------------------------------------------------------------------------------------------------------------------------
 Net realized gains or
  losses on securities
  and foreign currency
  related transactions...    23,876,928    14,577,533    5,460,482    11,040,409   (17,096,277)   (546,693)   98,276,918
-------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized
  gains or losses on
  securities and foreign
  currency related
  transactions...........    28,781,626   (12,802,526)  (2,919,804)  (32,724,672)   (1,477,616)  4,971,291   (30,794,617)
-------------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on securities
  and foreign currency
  related transactions...    52,658,554     1,775,007    2,540,678   (21,684,263)  (18,573,893)  4,424,598    67,482,301
-------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets resulting
  from operations........   $53,014,594  $  2,610,663  $ 5,117,452  $ (2,602,460) $(15,541,415) $7,186,067  $ 71,449,070
-------------------------------------------------------------------------------------------------------------------------


                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                           Growth and Income Funds

                      Statements of Changes in Net Assets
                 Six Months Ended January 31, 1999 (Unaudited)

                                        Equity       Growth and     Income and      Small Cap
                        Blue Chip       Income         Income         Growth          Value        Utility         Value
                          Fund           Fund           Fund           Fund           Fund           Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment
  income...........   $     356,040  $    835,656  $    2,576,774  $  19,081,803  $   3,032,478  $  2,761,469  $   3,966,769
 Net realized gains
  or losses on
  securities and
  foreign currency
  related
  transactions.....      23,876,928    14,577,533       5,460,482     11,040,409    (17,096,277)     (546,693)    98,276,918
 Net change in
  unrealized gains
  or losses on
  securities and
  foreign currency
  related
  transactions.....      28,781,626   (12,802,526)     (2,919,804)   (32,724,672)    (1,477,616)    4,971,291    (30,794,617)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   operations......      53,014,594     2,610,663       5,117,452     (2,602,460)   (15,541,415)    7,186,067     71,449,070
-----------------------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment
  income
  Class A..........        (301,891)     (322,926)       (618,275)      (270,374)      (755,525)   (1,918,706)    (2,354,330)
  Class B..........               0      (302,935)              0       (911,505)    (1,072,671)     (741,748)      (679,263)
  Class C..........               0       (63,972)              0        (19,723)      (212,803)       (8,070)        (9,129)
  Class Y..........               0          (928)     (2,470,200)   (18,246,900)    (1,097,600)      (52,399)      (996,936)
 Net realized gains
  Class A..........     (22,171,083)   (6,542,911)     (8,009,500)    (1,297,466)      (792,880)  (10,191,078)    (2,706,113)
  Class B..........     (10,585,999)  (12,308,775)    (27,000,584)    (4,982,320)    (1,601,327)   (4,842,643)    (1,893,542)
  Class C..........         (50,576)   (2,556,957)     (1,332,807)      (108,434)      (315,684)      (52,067)       (26,406)
  Class Y..........               0       (19,678)    (20,777,901)   (79,113,403)      (998,252)     (304,419)      (926,882)
-----------------------------------------------------------------------------------------------------------------------------
  Total
   distributions to
   shareholders....     (33,109,549)  (22,119,082)    (60,209,267)  (104,950,125)    (6,846,742)  (18,111,130)    (9,592,601)
-----------------------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from
  shares sold......     189,275,854    23,884,142     223,145,876     10,894,748    132,564,757     8,382,531     31,073,041
 Payment for shares
  redeemed.........    (160,647,806)  (41,400,459)   (302,663,731)   (77,088,435)  (121,856,536)   (9,337,129)  (112,348,121)
 Net asset value of
  shares issued in
  reinvestment of
  distributions....      29,467,826    20,684,226      56,933,750     95,425,447      5,834,565    15,473,260      8,512,187
-----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   capital share
   transactions....      58,095,874     3,167,909     (22,584,105)    29,231,760     16,542,786    14,518,662    (72,762,893)
-----------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets.....      78,000,919   (16,340,510)    (77,675,920)   (78,320,825)    (5,845,371)    3,593,599    (10,906,424)
 Net assets
 Beginning of
  period...........     403,408,065   179,377,032   2,147,320,878    950,653,827    307,086,083   141,256,313    990,822,366
-----------------------------------------------------------------------------------------------------------------------------
 End of period.....   $ 481,408,984  $163,036,522  $2,069,644,958  $ 872,333,002  $ 301,240,712  $144,849,912  $ 979,915,942
-----------------------------------------------------------------------------------------------------------------------------
 Undistributed
  (overdistributed)
  net investment
  income...........   $      39,183  $    575,864  $     (150,813) $  13,093,058  $      67,241  $     32,678  $    (155,681)
-----------------------------------------------------------------------------------------------------------------------------


                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                           Growth and Income Funds

                      Statements of Changes In Net Assets
                            Year Ended July 31, 1998

                                        Equity       Growth and     Income and     Small Cap
                        Blue Chip       Income         Income         Growth         Value        Utility          Value
                         Fund(a)         Fund           Fund           Fund           Fund          Fund           Fund
------------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment
  income............   $    679,874  $    822,896  $    6,817,383  $  43,781,531  $  3,555,813  $  4,733,754  $    15,139,414
 Net realized gains
  or losses on
  securities and
  foreign currency
  related
  transactions......     45,182,166    21,844,245      89,769,570     88,075,454     4,125,256    16,449,359      382,225,398
 Net change in
  unrealized gains
  or losses on
  securities and
  foreign currency
  related
  transactions......     18,537,520    (1,065,798)     54,312,938    (54,214,289)  (17,882,408)      197,673     (290,896,507)
------------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting
   from operations..     64,399,560    21,601,343     150,899,891     77,642,696   (10,201,339)   21,380,786      106,468,305
------------------------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment
  income
  Class A...........       (572,879)     (457,652)     (1,133,476)      (582,857)     (585,054)   (3,623,474)      (4,928,756)
  Class B...........       (753,205)     (258,225)              0     (1,826,984)     (875,495)   (1,224,827)      (1,461,990)
  Class C...........            (10)      (55,586)              0        (40,251)     (178,326)      (12,408)         (15,608)
  Class Y...........              0          (895)     (5,146,565)   (41,136,147)   (1,701,966)      (71,410)     (11,332,854)
 Net realized gains
  Class A...........              0    (3,551,251)     (7,164,362)      (827,257)     (213,842)   (8,654,842)     (79,220,878)
  Class B...........    (51,043,219)   (7,082,118)    (23,729,561)    (3,160,159)     (507,582)   (3,545,873)     (55,199,824)
  Class C...........              0    (1,542,452)     (1,087,731)       (63,045)     (100,773)      (34,234)        (713,832)
  Class Y...........              0        (3,495)    (23,937,007)   (58,431,404)     (758,969)     (166,884)     (82,980,185)
------------------------------------------------------------------------------------------------------------------------------
  Total
   distributions to
   shareholders.....    (52,369,313)  (12,951,674)    (62,198,702)  (106,068,104)   (4,922,007)  (17,333,952)    (235,853,927)
------------------------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from
  shares sold.......    114,811,777    40,160,932     982,241,448     36,821,129   324,098,172    27,354,893      209,984,754
 Payment for shares
  redeemed..........    (99,812,547)  (44,846,695)   (402,984,465)  (109,733,628)  (64,094,835)  (24,559,873)  (1,216,417,479)
 Net asset value of
  shares issued in
  reinvestment of
  distributions.....     45,932,435    12,075,357      54,748,017     95,522,782     3,360,906     4,031,786      202,246,215
 Net asset value of
  shares issued in
  acquisition of:
  Blanchard Growth &
   Income Fund......     17,510,672             0               0              0             0             0                0
  Virtus Style
   Manager Fund.....              0             0      75,922,310              0             0             0                0
  Virtus Style
   Manager; Large
   Cap Fund.........              0             0               0              0             0             0      104,172,578
------------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting
   from capital
   share
   transactions.....     78,442,337     7,389,594     709,927,310     22,610,283   263,364,243     6,826,806     (700,013,932)
------------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets......     90,472,584    16,039,263     798,628,499     (5,815,125)  248,240,897    10,873,640     (829,399,554)
 Net assets
 Beginning of
  period............    312,935,481   163,337,769   1,348,692,379    956,468,952    58,845,186   130,382,673    1,820,221,920
------------------------------------------------------------------------------------------------------------------------------
 End of period......   $403,408,065  $179,377,032  $2,147,320,878  $ 950,653,827  $307,086,083  $141,256,313  $   990,822,366
------------------------------------------------------------------------------------------------------------------------------
 Undistributed
  (overdistributed)
  net investment
  income............   $    (14,966) $    430,969  $      360,888  $  13,459,757  $    173,362  $     (7,868) $       (82,792)
------------------------------------------------------------------------------------------------------------------------------

(a) For the eleven months ended July 31, 1998. The Fund changed its fiscal year end from August to July, effective July 31, 1998.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                           Growth and Income Funds

                       Statement of Changes in Net Assets
                           Year Ended August 31, 1997

                                                                    Blue Chip
                                                                       Fund
--------------------------------------------------------------------------------
 Operations
 Net investment income...........................................  $  1,381,103
 Net realized gains or losses on securities and foreign currency
  related transactions...........................................    42,377,987
 Net change in unrealized gains or losses on securities and
  foreign currency related transactions..........................    35,362,301
--------------------------------------------------------------------------------
  Net increase in net assets resulting from operations...........    79,121,391
--------------------------------------------------------------------------------
 Distributions to shareholders from
 Net investment income
  Class B........................................................    (2,021,947)
 From net realized gain
  Class B........................................................   (30,039,258)
--------------------------------------------------------------------------------
  Total distributions to shareholders............................   (32,061,205)
--------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold.......................................   103,353,377
 Payment for shares redeemed.....................................   (89,890,447)
 Net asset value of shares issued in reinvestment of
  distributions..................................................    27,593,101
--------------------------------------------------------------------------------
  Net increase in net assets resulting from capital share
   transactions..................................................    41,056,031
--------------------------------------------------------------------------------
   Total increase in net assets..................................    88,116,217
 Net assets
 Beginning of period.............................................   224,819,264
--------------------------------------------------------------------------------
 End of period...................................................  $312,935,481
--------------------------------------------------------------------------------
 Undistributed net investment income.............................  $     16,188
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

              Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Growth and Income Funds consist of Evergreen Blue Chip Fund ("Blue Chip Fund"), Evergreen Equity Income Fund ("Equity Income Fund") (for-merly Evergreen Fund for Total Return), Evergreen Growth and Income Fund ("Growth and Income Fund"), Evergreen Income and Growth Fund ("Income and Growth Fund"), Evergreen Small Cap Value Fund ("Small Cap Value Fund") (for-merly Evergreen Small Cap Equity Income Fund), Evergreen Utility Fund ("Utility Fund") and Evergreen Value Fund ("Value Fund"), (collectively, the "Funds"). Each Fund is a diversified series of the Evergreen Equity Trust (the "Trust"), a Delaware business Trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and/or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional in-vestors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Securities traded on a national securities exchange or included on the Nasdaq National Market System ("NMS") and other securities traded in the over-the-counter market are valued at the last reported sales price on the exchange where primarily traded. Securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked price. Corporate bonds, U.S. Government obligations, mortgage and other asset backed securities and other fixed income securities are valued at prices provided by an indepen-dent pricing service. In determining value for normal institutional-size trans-actions, the pricing service uses methods based on market transactions for com-parable securities and analysis of various relationships between similar secu-rities, which are generally recognized by institutional traders. Securities for which valuations are not available from an independent pricing service, includ-ing restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees. Short-term in-vestments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the mar-ket value of the securities pledged falls below the carrying value of the re-purchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines es-tablished by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commis-sion, Blue Chip Fund and Equity Income Fund, along with certain other funds managed by Evergreen Investment Management Company

("EIMC") (formerly Keystone Investment Management Company), a subsidiary of First Union, may transfer uninvested cash balances into a joint trading ac-count. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of ex-change; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses resulting from changes in foreign currency exchange rates is a component of net unrealized gains or losses on se-curities and foreign currency related transactions. Net realized foreign cur-rency gains or losses on foreign currency related transactions includes foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the differ-ence between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains or losses on securities.

D. Forward Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabili-ties. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gains or losses on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward con-tracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

E. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date there-after when the Fund is made aware of the dividend. Foreign income may be sub-ject to foreign withholding taxes, which are accrued as applicable. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

F. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come and net capital gains, if any, to their shareholders. The Funds also in-tend to avoid any excise tax liability by making the required distributions un-der the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

G. Distributions
Distributions from net investment income for the Funds, except Utility Fund, are declared and paid quarterly. Distributions from net investment income for Utility Fund are declared and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to sharehold-ers are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The significant differences between financial statements amounts available for distribution and distributions made in accordance with income tax regulations are primarily due to differing treatment for certain distributions received from real estate investment trusts and certain operating expenses.

Certain distributions paid during previous years have been reclassified to con-form to current year presentation.

H. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

I. Organization Expenses
Organization expenses for Small Cap Value Fund are amortized over a five-year period on a straight-line basis. In the event any of the initial shares of the Fund are redeemed by any holder during the five-year amortization period, re-demption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. As of Janu-ary 31, 1999 all organization expenses for Small Cap Value Fund have been fully amortized.

3. REORGANIZATION OF EVERGREEN VALUE FUND

On January 21, 1998, Value Fund, Class Y, executed a redemption in-kind trans-action of $793,367,277. This transaction resulted in the liquidation of sub-stantially all of the net assets of Value Fund, Class Y shares. In turn, the assets were transferred to Evergreen Select Diversified Value Fund ("Select Di-versified Value Fund"), Class I, an institutional balanced fund.

To fund this redemption, investment securities, excluding cash and cash equiva-lents, with a market value of $774,879,156, including unrealized appreciation of $221,367,103, were transferred. Additionally the Fund used cash and cash equivalents of $23,488,121 to complete the transaction. The gains from this sale of securities are not taxable to the Value Fund and are not required to be distributed for federal income tax purposes.

4. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

EIMC serves as the investment advisor to Blue Chip Fund and Equity Income Fund. In return for providing investment advisory services to Blue Chip Fund and Eq-uity Income Fund, the Funds pay EIMC an advisory fee that is calculated daily and paid monthly. The advisory fee for Blue Chip Fund is determined by applying percentage rates, starting at 0.70% and declining as assets increase to 0.35% per annum, to the average daily net asset value of the Fund. The advisory fee for Equity Income Fund is computed at an annual rate of 1.50% of Equity Income Fund's gross dividend and interest income plus an amount determined by applying percentage rates, starting at 0.60% and declining to 0.30% per annum as net as-sets increase, to the average daily net asset value of the Fund.

Evergreen Investment Management ("EIM"), formerly Capital Management Group, a division of First Union National Bank ("FUNB"), serves as the investment advi-sor to Utility Fund and Value Fund and is paid an advisory fee that is computed and paid monthly at an annual rate of 0.50% of each Fund's average daily net assets.

Evergreen Asset Management Corp. ("EAMC"), a wholly owned subsidiary of First Union, serves as the investment advisor to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund and is paid an advisory fee that is com-puted daily and paid monthly based on each Fund's average daily net assets, in accordance with the following schedule:

         First $750 million......................................... 1.00%
         Next $250 million.......................................... 0.90%
         Over $1 billion............................................ 0.80%

Lieber & Company, an affiliate of First Union, provides investment sub-advisory services to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund. Expenses associated with these services are a cost of EAMC and are not a fund expense.

Lieber & Company also provides brokerage services to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund with respect to substantially all security transactions of the Funds effected on the New York or American Stock Exchanges. For the six months ended January 31, 1999, Income and Growth, Growth and Income and Small Cap Value Fund incurred broker commissions of $543,687, $688,394 and $167,765, respectively, with Lieber & Company.

Evergreen Investment Services ("EIS"), a subsidiary of First Union, is the ad-ministrator and The BISYS Group, Inc. ("BISYS") serves as the sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equip-ment and personnel. As sub-administrator to the Funds, BISYS provides the offi-cers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the invest-ment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets in-crease, to the average daily net asset value of the Fund. The sub-administra-tion fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% per annum as net assets increase, to the average daily net as-set value of the Fund.

For the six months ended January 31, 1999, Utility Fund and Value Fund paid or accrued to EIS and BISYS the following amounts for administrative and sub-ad-ministrative services:

                                     Administration     Sub-administration
                                          Fee                  Fee
                                   -----------------------------------------
       Utility Fund..................   $15,246               $ 3,832
       Value Fund....................    98,099                24,657

For Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund, the administration and sub-administration fee is paid by the investment advisor and is not a fund expense. For the six months ended January 31, 1999, Blue Chip Fund and Equity Income Fund reimbursed EIMC for certain accounting and adminis-trative expenses amounting to $31,144 and $13,351, respectively.

Evergreen Service Company ("ESC"), an indirect, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

5. DISTRIBUTION PLANS

Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

For the six months ended January 31, 1999, amounts accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                            Class A   Class B   Class C
                                          ------------------------------
         Blue Chip Fund.................... $346,630 $  639,119 $  3,477
         Equity Income Fund................   63,273    467,317   97,771
         Growth and Income Fund............  353,842  4,764,678  235,739
         Income and Growth Fund............   16,975    255,701    5,547
         Small Cap Value Fund..............   75,424    637,676  128,026
         Utility Fund......................  120,749    227,949    2,495
         Value Fund........................  568,397  1,580,189   21,538

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

6. ACQUISITIONS

Effective on the close of business on February 27, 1998, Blue Chip Fund ac-quired substantially all of the assets and assumed certain liabilities of Blanchard Growth & Income Fund, an open-end management investment company reg-istered under the 1940 Act, in exchange of shares. The net assets were ex-changed through a tax-free exchange for 596,231 shares of Class A of Blue Chip Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $5,643,636. The net assets of Blue Chip Fund and Blanchard Growth & Income Fund immediately prior to the acquisition were $347,931,473 and $17,510,672, respectively. The aggregate net assets of Blue Chip Fund immediately after the acquisition were $365,442,145.

Effective on the close of business on February 27, 1998, Growth and Income Fund acquired substantially all of the assets and assumed certain liabilities of Virtus Style Manager Fund, an open-end management investment company registered under the 1940 Act, in exchange of shares. The net assets were exchanged through a tax-free exchange for 2,555,807 shares of Class Y of Growth and In-come Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $10,049,313. The net assets of Growth and In-come Fund and Virtus Style Manager Fund immediately prior to the acquisition were $1,869,405,194 and $75,922,310, respectively. The aggregate net assets of Growth and Income Fund immediately after the acquisition were $1,945,327,504.

Effective on the close of business on February 27, 1998, Value Fund acquired substantially all of the assets and assumed certain liabilities of Virtus Style Manager; Large Cap Fund, an open-end management investment company registered under the 1940 Act, in an exchange of shares. The net assets were exchanged through a tax-free exchange for 3,109,878 and 924,632 shares of Class A and Class Y of Value Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $28,824,982. The net assets of Value Fund and Virtus Style Manager; Large Cap Fund immediately prior to the acquisi-tion were $993,264,782 and $104,172,577, respectively. The aggregate net assets of Value Fund immediately after the acquisition were $1,097,437,360.

7. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class Y. Blue Chip currently does not have any Class Y shares. Transactions in shares of the Funds were as fol-lows:

Blue Chip Fund

                              Six Months Ended              Year Ended                Year Ended
                              January 31, 1999          July 31, 1998 (a)           August 31, 1997
                          -------------------------  -------------------------  ------------------------
                            Shares       Amount        Shares       Amount        Shares       Amount
---------------------------------------------------------------------------------------------------------
Class A
Shares sold.............   4,326,992  $ 124,839,750     812,276  $  24,596,278           0             0
Automatic conversion of
 Class B shares to Class
 A shares...............     899,942     27,236,701   9,140,449    250,374,069           0             0
Shares redeemed.........  (3,587,049)  (101,890,425) (1,203,287)   (36,027,532)          0             0
Shares issued on
 reinvestment of
 distribution...........     682,100     19,381,644      14,697        447,340           0             0
Shares issued in
 acquisition of
 Blanchard Growth and
 Income Fund............           0              0     596,231     17,510,672           0             0
---------------------------------------------------------------------------------------------------------
Net increase............   2,321,985     69,567,670   9,360,366    256,900,827           0             0
---------------------------------------------------------------------------------------------------------
Class B
Shares sold.............   2,161,876     62,310,801   3,020,854     89,396,767   3,800,615  $103,353,377
Automatic conversion of
 Class B shares to Class
 A shares...............    (899,942)   (27,236,701) (9,140,449)  (250,374,069)          0             0
Shares redeemed.........  (1,928,261)   (56,679,724) (2,178,914)   (63,756,605) (3,349,695)  (89,890,447)
Shares issued on
 reinvestment of
 distribution...........     355,115     10,035,608   1,678,649     45,485,085   1,079,325    27,593,101
---------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............    (311,212)   (11,570,016) (6,619,860)  (179,248,822)  1,530,245    41,056,031
---------------------------------------------------------------------------------------------------------
Class C
Shares sold.............      71,071      2,125,303      26,608        818,732           0             0
Shares redeemed.........     (70,373)    (2,077,657)       (949)       (28,410)          0             0
Shares issued on
 reinvestment of
 distribution...........       1,785         50,574           0             10           0             0
---------------------------------------------------------------------------------------------------------
Net increase............       2,483         98,220      25,659        790,332           0             0
---------------------------------------------------------------------------------------------------------
Net increase in net
 assets resulting from
 capital share
 transactions...........              $  58,095,874              $  78,442,337              $ 41,056,031
---------------------------------------------------------------------------------------------------------

(a) For the eleven months ended July 31, 1998. The Fund changed its fiscal year end from August 31 to July 31, effective July 31, 1998.

Equity Income Fund

                               Six Months Ended             Year Ended
                               January 31, 1999            July 31, 1998
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold...............     370,486  $  7,284,373     405,327  $  8,477,777
Shares redeemed...........    (412,833)   (8,112,134)   (476,275)   (9,979,937)
Shares issued on
 reinvestment of
 distribution.............     343,876     6,512,096     192,513     3,761,047
-------------------------------------------------------------------------------
Net increase..............     301,529     5,684,335     121,565     2,258,887
-------------------------------------------------------------------------------
Class B
Shares sold...............     683,888    13,688,515   1,312,799    27,194,053
Shares redeemed...........  (1,471,602)  (28,845,823) (1,328,176)  (27,515,826)
Shares issued on
 reinvestment of
 distribution.............     621,368    11,690,630     348,818     6,752,535
-------------------------------------------------------------------------------
Net increase (decrease)...    (166,346)   (3,466,678)    333,441     6,430,762
-------------------------------------------------------------------------------
Class C
Shares sold...............     131,514     2,642,632     212,115     4,372,780
Shares redeemed...........    (217,311)   (4,302,891)   (349,166)   (7,245,174)
Shares issued on
 reinvestment of
 distribution.............     130,654     2,460,894      80,168     1,557,317
-------------------------------------------------------------------------------
Net increase (decrease)...      44,857       800,635     (56,883)   (1,315,077)
-------------------------------------------------------------------------------
Class Y*
Shares sold...............      13,689       268,622       5,560       116,322
Shares redeemed...........      (6,948)     (139,611)     (5,138)     (105,758)
Shares issued on
 reinvestment of
 distribution.............       1,091        20,606         228         4,458
-------------------------------------------------------------------------------
Net increase..............       7,832       149,617         650        15,022
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital
 share transactions.......              $  3,167,909              $  7,389,594
--------------------------------------------------------------------------------

Growth and Income Fund

                               Six Months Ended              Year Ended
                               January 31, 1999            July 31, 1998
                           -------------------------  -------------------------
                             Shares       Amount        Shares       Amount
--------------------------------------------------------------------------------
Class A
Shares sold..............   2,717,801  $  74,944,584   7,300,804  $ 214,673,895
Shares redeemed..........  (3,130,970)   (86,422,362) (3,520,816)  (103,702,934)
Shares issued on
 reinvestment of
 distribution............     300,474      8,411,837     287,118      8,071,240
--------------------------------------------------------------------------------
Net increase (decrease)..    (112,695)    (3,065,941)  4,067,106    119,042,201
--------------------------------------------------------------------------------
Class B
Shares sold..............   3,242,125     87,661,203  16,476,196    481,475,327
Shares redeemed..........  (3,777,880)  (101,929,718) (2,725,060)   (79,579,083)
Shares issued on
 reinvestment of
 distribution............     944,997     26,223,708     837,176     23,198,143
--------------------------------------------------------------------------------
Net increase.............     409,242     11,955,193  14,588,312    425,094,387
--------------------------------------------------------------------------------
Class C
Shares sold..............     305,638      8,273,924   1,131,563     32,986,181
Shares redeemed..........    (459,504)   (12,491,296)   (317,773)    (9,241,480)
Shares issued on
 reinvestment of
 distribution............      45,433      1,261,217      38,010      1,053,643
--------------------------------------------------------------------------------
Net increase (decrease)..    (108,433)    (2,956,155)    851,800     24,798,344
--------------------------------------------------------------------------------
Class Y
Shares sold..............   1,908,120     52,266,165   8,658,868    253,053,137
Shares redeemed..........  (3,709,933)  (101,820,355) (7,135,642)  (210,408,060)
Shares issued on
 reinvestment of
 distribution............     749,966     21,036,988     797,581     22,424,991
Shares issued in
 acquisition of Virtus
 Style Manager Fund......           0              0   2,555,807     75,922,310
--------------------------------------------------------------------------------
Net increase (decrease)..  (1,051,847)   (28,517,202)  4,876,614    140,992,378
--------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from capital share
 transactions............              $ (22,584,105)             $ 709,927,310

--------------------------------------------------------------------------------

Income and Growth Fund

                               Six Months Ended             Year Ended
                               January 31, 1999            July 30, 1998
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold...............      58,129  $  1,222,305     204,121  $  4,959,183
Shares redeemed...........    (125,770)   (2,643,188)   (112,612)   (2,739,976)
Shares issued on
 reinvestment of
 distribution.............      70,356     1,471,407      56,318     1,325,926
-------------------------------------------------------------------------------
Net increase..............       2,715        50,524     147,827     3,545,133
-------------------------------------------------------------------------------
Class B
Shares sold...............     152,440     3,204,175     633,299    15,295,755
Shares redeemed...........    (284,853)   (5,964,912)   (310,711)   (7,455,874)
Shares issued on
 reinvestment of
 distribution.............     264,999     5,499,804     198,183     4,626,554
-------------------------------------------------------------------------------
Net increase..............     132,586     2,739,067     520,771    12,466,435
-------------------------------------------------------------------------------
Class C
Shares sold...............       5,957       126,523      27,805       674,067
Shares redeemed...........     (13,238)     (272,856)    (16,763)     (402,792)
Shares issued on
 reinvestment of
 distribution.............       5,267       109,309       3,708        86,620
-------------------------------------------------------------------------------
Net increase (decrease)...      (2,014)      (37,024)     14,750       357,895
-------------------------------------------------------------------------------
Class Y
Shares sold...............     300,883     6,341,745     641,797    15,892,124
Shares redeemed...........  (3,240,570)  (68,207,479) (4,066,667)  (99,134,986)
Shares issued on
 reinvestment of
 distribution.............   4,220,269    88,344,927   3,795,361    89,483,682
-------------------------------------------------------------------------------
Net increase..............   1,280,582    26,479,193     370,491     6,240,820
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital
 share transactions.......              $ 29,231,760              $ 22,610,283
-------------------------------------------------------------------------------

Small Cap Value Fund

                               Six Months Ended             Year Ended
                               January 31, 1999            July 31, 1998
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold...............   6,045,592  $ 88,589,723   4,328,382  $ 72,341,164
Shares redeemed...........  (4,485,999)  (65,838,837) (1,207,491)  (20,046,565)
Shares issued on
 reinvestment of
 distribution.............     102,911     1,496,736      45,725       753,748
-------------------------------------------------------------------------------
Net increase..............   1,662,504    24,247,622   3,166,616    53,048,347
-------------------------------------------------------------------------------
Class B
Shares sold...............   1,799,514    26,238,034   8,426,642   140,304,860
Shares redeemed...........  (1,631,929)  (23,632,815)   (803,676)  (13,366,175)
Shares issued on
 reinvestment of
 distribution.............     176,678     2,559,231      79,883     1,323,369
-------------------------------------------------------------------------------
Net increase..............     344,263     5,164,450   7,702,849   128,262,054
-------------------------------------------------------------------------------
Class C
Shares sold...............     511,050     7,438,068   1,760,785    29,361,569
Shares redeemed...........    (443,266)   (6,377,682)   (281,072)   (4,699,621)
Shares issued on
 reinvestment of
 distribution.............      34,456       498,714      16,111       266,637
-------------------------------------------------------------------------------
Net increase..............     102,240     1,559,100   1,495,824    24,928,585
-------------------------------------------------------------------------------
Class Y
Shares sold...............     709,150    10,298,932   4,923,790    82,090,579
Shares redeemed...........  (1,774,325)  (26,007,202) (1,558,339)  (25,982,474)
Shares issued on
 reinvestment of
 distribution.............      87,654     1,279,884      61,107     1,017,152
-------------------------------------------------------------------------------
Net increase (decrease)...    (977,521)  (14,428,386)  3,426,558    57,125,257
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital
 share transactions.......              $ 16,542,786              $263,364,243
--------------------------------------------------------------------------------

Utility Fund

                                 Six Months Ended           Year Ended
                                 January 31, 1999          July 31, 1998
                               ---------------------  ------------------------
                                Shares     Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold..................   172,864  $ 1,997,120   1,266,778  $ 14,554,039
Shares redeemed..............  (462,547)  (5,355,001) (1,407,032)  (16,718,124)
Shares issued on reinvestment
 of distribution.............   899,379   10,185,940     243,720     2,889,027
-------------------------------------------------------------------------------
Net increase.................   609,696    6,828,059     103,466       724,942
-------------------------------------------------------------------------------
Class B
Shares sold..................   368,834    4,244,744     974,483    11,445,916
Shares redeemed..............  (286,484)  (3,289,676)   (551,773)   (6,555,500)
Shares issued on reinvestment
 of distribution.............   455,010    5,155,127      93,247     1,107,337
-------------------------------------------------------------------------------
Net increase.................   537,360    6,110,195     515,957     5,997,753
-------------------------------------------------------------------------------
Class C
Shares sold..................    24,825      286,912      13,355       157,299
Shares redeemed..............   (13,232)    (151,924)     (6,139)      (72,067)
Shares issued on reinvestment
 of distribution.............     4,902       55,528         980        11,662
-------------------------------------------------------------------------------
Net increase.................    16,495      190,516       8,196        96,894
-------------------------------------------------------------------------------
Class Y
Shares sold..................   156,453    1,853,755     100,754     1,197,639
Shares redeemed..............   (45,967)    (540,528)   (100,753)   (1,214,182)
Shares issued on reinvestment
 of distribution.............     6,764       76,665       2,014        23,760
-------------------------------------------------------------------------------
Net increase.................   117,250    1,389,892       2,015         7,217
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from capital share
 transactions................            $14,518,662              $  6,826,806
--------------------------------------------------------------------------------

Value Fund

                            Six Months Ended               Year Ended
                            January 31, 1999              July 31, 1998
                         ------------------------  ----------------------------
                           Shares       Amount       Shares         Amount
--------------------------------------------------------------------------------
Class A
Shares sold.............    535,158  $ 11,768,462    1,587,252  $    40,192,765
Shares redeemed......... (2,011,180)  (43,621,283)  (2,758,581)     (68,967,117)
Shares issued on
 reinvestment of
 distribution...........    217,141     4,878,786    3,563,487       81,070,016
Shares issued in the
 acquisition of Virtus
 Style Manager; Large
 Cap Fund...............          0             0    3,109,878       80,290,504
--------------------------------------------------------------------------------
Net increase
 (decrease)............. (1,258,881)  (26,974,035)   5,502,036      132,586,168
--------------------------------------------------------------------------------
Class B
Shares sold.............    542,771    11,777,878    2,346,146       58,297,020
Shares redeemed......... (1,149,184)  (24,857,895)  (1,290,986)     (31,809,835)
Shares issued on
 reinvestment of
 distribution...........    111,926     2,520,096    2,433,973       55,281,719
--------------------------------------------------------------------------------
Net increase
 (decrease).............   (494,487)  (10,559,921)   3,489,133       81,768,904
--------------------------------------------------------------------------------
Class C
Shares sold.............     21,724       473,607      170,261        4,223,998
Shares redeemed.........    (65,000)   (1,403,028)     (72,103)      (1,793,135)
Shares issued on
 reinvestment of
 distribution...........      1,529        34,419       31,015          701,653
--------------------------------------------------------------------------------
Net increase
 (decrease).............    (41,747)     (895,002)     129,173        3,132,516
--------------------------------------------------------------------------------
Class Y
Shares sold.............    322,956     7,053,094    4,385,718      107,270,971
Shares redeemed......... (1,973,281)  (42,465,915) (46,491,232)  (1,113,847,392)
Shares issued on
 reinvestment of
 distribution...........     47,810     1,078,886    2,771,230       65,192,827
Shares issued in the
 acquisition of Virtus
 Style Manager; Large
 Cap Fund...............          0             0      924,632       23,882,074
--------------------------------------------------------------------------------
Net decrease............ (1,602,515)  (34,333,935) (38,409,652)    (917,501,520)
--------------------------------------------------------------------------------
Net decrease in net
 assets resulting from
 capital share
 transactions...........             $(72,762,893)              $  (700,013,932)

--------------------------------------------------------------------------------

8. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended January 31, 1998:

                                    Cost of Purchases Proceeds from Sales
                                         --------------------------------
         Blue Chip Fund............   $324,179,259       $270,872,888
         Equity Income Fund........     93,521,714        101,729,832
         Growth and Income Fund....    269,427,398        116,477,061
         Income and Growth Fund....    365,028,236        424,129,096
         Small Cap Value Fund......     98,085,282         80,790,261
         Utility Fund..............     25,789,727         26,822,918
         Value Fund................    654,841,866        662,610,832

9. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average daily net assets were as follows:

                                                Total
                                             Fee Credits   % of Average
                                              Received   Daily Net Assets
                                              -------------------------
         Blue Chip Fund.....................   $ 7,577         0.00%
         Equity Income Fund.................     3,644         0.00
         Growth and Income Fund.............    39,394         0.00
         Income and Growth Fund.............    20,572         0.01
         Small Cap Value Fund...............    17,071         0.01
         Utility Fund.......................     2,956         0.00
         Value Fund.........................    16,320         0.00

10. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of duties as a Trustee. The Trustees' deferred balances are al-located to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

11. FINANCING AGREEMENT

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a fi-nancing agreement dated December 22, 1997, as amended on November 20, 1998. Un-der this agreement, the Banks provide an unsecured credit facility in the ag-gregate amount of $400 million ($275 million committed and $125 million uncom-mitted). The credit facility is allocated among the Banks, under the terms of the financing agreement. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be in-curred on the unused portion of the committed facility, which will be allocated to all funds. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allo-cated to all of the Funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement are unaffected.

During the six months ended January 31, 1999, the Funds had no significant borrowings under these agreement.

12. CONCENTRATION OF CREDIT RISK

Utility Fund invests a substantial portion of its assets in issuers in the utilities industry, therefore, it may be more affected by economic and politi-cal developments in that industry than would be a comparable general equity fund.

13. DISTRIBUTIONS TO SHAREHOLDERS

During the period from January 31, 1999 to March 31, 1999, the Utility Fund de-clared the following distributions from net investment income.

         Record Date          Payable Date    Class A Class B Class C Class Y
            -----------------------------------------------------------------
         February 12, 1999  February 17, 1999 $0.031  $0.025  $0.025  $0.033
         March 12, 1999     March 16, 1999    $0.030  $0.023  $0.023  $0.032

On March 23, 1999 the following Fund's declared distributions from net invest-ment income. These distributions were payable on March 24, 1999 to shareholders of record March 22, 1999.

                                        Class A Class B Class C Class Y
                                         ------------------------------
         Equity Income Fund............ $0.079  $0.041  $0.041  $0.091
         Growth and Income Fund........     --      --      --  $0.005
         Income and Growth Fund........ $0.257  $0.216  $0.216  $0.270
         Small Cap Value Fund.......... $0.069  $0.043  $0.043  $0.078
         Value Fund.................... $0.034      --      --  $0.049

These distributions are not reflected in these financial statements.

14. NAME CHANGES

Effective April 6, 1999, Evergreen Small Cap Equity Income Fund and Evergreen Fund for Total Return will change their names to Evergreen Small Cap Value Fund and Evergreen Equity Income Fund, respectively.

In connection with this name change, the investment objective of the Evergreen Equity Income Fund has been revised to seek primarily current income and sec-ondarily capital growth. Additionally, the investment strategy of the Evergreen Equity Income Fund has been clarified so that the Fund invests at least 65% in common stocks of large, established companies (above $5 billion in market capi-talization) with a history of paying dividends.

ADDITIONAL INFORMATION - YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                                Evergreen Funds

Money Market

Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund


Tax Exempt

Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Municipal Bond Fund
Missouri Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund


Income

Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund


Balanced

American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund


Growth & Income

Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund


Domestic Growth

Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund


Global International

Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund


Express Line

800.346.3858


Investor Services

800.343.2898


Retirement Plan Services

800.247.4075

www.evergreen-funds.com


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